File Nos.  33-64465
                                                                   811-07437
  ---------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [X]

                          Pre-Effective Amendment No.                      [ ]

                          Post-Effective Amendment No. 16                  [ ]

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

                                 Amendment No. 16                          [X]
                       (Check appropriate box or boxes.)
                                 -------------
                         John Hancock Declaration Trust
               (Exact Name of Registrant as Specified in Charter)

                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                    (Address of Principal Executive Offices)

              Registrant's Telephone Number, including Area Code:
                                 (617) 375-1760
                                 -------------
                                 SUSAN S. NEWTON
                          John Hancock Advisers, LLC
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                    (Name and Address of Agent for Service)

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective:
( ) immediately upon filing pursuant to paragraph (b) of Rule 485
(X) On May 1, 2002 pursuant to paragraph (b) of Rule 485
( ) 75 days after filing pursuant to paragraph (a) of Rule 485
( ) on (date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective admendment.

                                                                    John Hancock
                                                               Declaration Funds

                                                                      Prospectus

                                                                     May 1, 2002

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                                                                          Equity
                                                        V.A. Relative Value Fund
                                                   V.A. Sovereign Investors Fund

                                                                          Sector
                                                  V.A. Financial Industries Fund

                                                                          Income
                                                      V.A. Strategic Income Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

                                                                  [LOGO](R)
                                                              ------------------
                                                              JOHN HANCOCK FUNDS

Contents

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General information about      Overview                                        3
the Declaration funds.

A fund-by-fund summary         Equity
of goals, strategies, risks,       V.A. Relative Value Fund                    4
performance and financial          V.A. Sovereign Investors Fund               6
highlights.
                               Sector
                                   V.A. Financial Industries Fund              8

                               Income
                                   V.A. Strategic Income Fund                 10

Transaction policies and       Account information
other information affecting
your fund investment.          Buying and selling fund shares                 12
                               Valuing fund shares                            12
                               Fund expenses                                  12
                               Dividends and taxes                            12

Further information on the     Fund details
Declaration funds.
                               Business structure                             13

                               For more information                   back cover

Overview

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JOHN HANCOCK DECLARATION FUNDS

These funds offer investment choices for the variable annuity and variable life insurance contracts of certain insurance companies. You should read this prospectus together with the attached prospectus of the insurance product you are considering.

RISKS OF MUTUAL FUNDS

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

THE MANAGEMENT FIRM


All John Hancock Declaration funds are managed by John Hancock Advisers, LLC. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. and manages approximately $29 billion in assets.


FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[Clip Art] Goal and strategy The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[Clip Art] Main risks The major risk factors associated with the fund.

[Clip Art] Past performance The fund's total return, measured year-by-year and over time.

[Clip Art] Financial highlights A table showing the fund's financial performance for up to five years.

V.A. Relative Value Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund invests primarily in a diversified portfolio of stocks.


In managing the portfolio, the managers emphasize a value-oriented approach to individual stock selection. With the aid of proprietary financial models, the management team looks for companies that are selling at what appear to be substantial discounts to their long-term intrinsic and "franchise" values. These companies often have identifiable catalysts for growth, such as new products, business reorganizations or mergers.

The fund manages risk by typically holding between 50 and 150 large companies that are diversified across industry sectors. The management team also uses fundamental financial analysis to identify individual companies with substantial cash flows, reliable revenue streams, superior competitive positions and strong management.

The fund may attempt to take advantage of short-term market volatility by investing in corporate restructurings or pending acquisitions.


The fund may also invest in bonds and money market securities. In selecting bonds of any maturity, the managers look for the most favorable risk/return ratios. The fund may invest up to 15% of net assets in junk bonds rated as low as CC/Ca and their unrated equivalents.


The fund may invest up to 25% of assets in foreign securities (35% during adverse U.S. market conditions). The fund may also make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================


Portfolio Managers

Paul J. Berlinguet
----------------------------------------
Vice president of adviser
Joined fund team in 2002
Joined adviser in 2001
U.S. equity investment manager at Baring
  America Asset Management (1989-2001)
Began business career in 1986

James S. Yu, CFA
----------------------------------------
Vice president of adviser
Joined fund team in 2000
Joined adviser in 2000
Analyst at Merrill Lynch Asset
  Management (1998-2000)
Analyst at Gabelli & Company (1995-1998)
Began business career in 1991

Roger C. Hamilton
----------------------------------------
Vice president of adviser
Joined fund team in 1999
Joined adviser in 1994
Began business career in 1980

Robert J. Uek, CFA
----------------------------------------
Vice president of adviser
Joined fund team in 2002
Joined adviser in 1997
Corporate finance manager at
  Ernst & Young (1994-1997)
Began business career in 1990

Timothy N. Manning
----------------------------------------
Joined fund team in 2002
Joined adviser in 2000
Equity research associate at State Street
  Research (1996-1999)
Began business career in 1993


================================================================================


PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus), and would be lower if they did. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                                   1998    1999    2000    2001
                                                  21.39%  56.65%  -4.80%  -2.81%

2002 total return as of March 31: -13.43%
Best quarter: Q4 `99, 43.25% Worst quarter: Q3 `01, -29.30%

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Average annual total returns -- for periods ending 12-31-01
--------------------------------------------------------------------------------
                                                           Fund           Index
1 year                                                    -2.81%         -11.89%
Life of fund - began 1-6-98                               15.24%           5.50%

Index: Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock and bond market movements. The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks.

Similarly, value stocks could under-perform growth stocks. In addition, if the managers' securities selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise and longer maturity will increase volatility. Junk bond prices can fall on bad news about the economy, an industry or a company.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================


FINANCIAL HIGHLIGHTS

[Clip Art] The financial highlights table is intended to help you understand the fund's financial performance over the time periods shown. The table details the performance of the fund's shares, including total return information showing how much an investment in the fund has increased or decreased each year. Total return information does not include variable contract charges. Inclusion of these charges would reduce the total return figures for all periods shown.

Figures audited by Ernst & Young LLP, whose report, along with the fund's financial statements, are included in the fund's annual report, which is available upon request.

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Period ended:                                                               12-31-98(1)        12-31-99      12-31-00      12-31-01
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Per share operating performance
Net asset value, beginning of period                                          $10.00             $12.03        $18.03        $10.64
Net investment income(2)                                                        0.11               0.10          0.02          0.02
Net realized and unrealized gain (loss) on investments                          2.02               6.65         (0.80)        (0.32)
Total from investment operations                                                2.13               6.75         (0.78)        (0.30)
Less distributions:
  From net investment income                                                   (0.10)             (0.10)        (0.02)        (0.02)
  From net realized gain                                                          --              (0.65)        (6.59)        (0.60)
  Total distributions                                                          (0.10)             (0.75)        (6.61)        (0.62)
Net asset value, end of period                                                $12.03             $18.03        $10.64         $9.72
Total investment return(3) (%)                                                 21.39(4,5)         56.65         (4.80)        (2.81)
Ratios and supplemental data
Net assets, end of period (in millions)                                          $17                $39           $39           $64
Ratio of expenses to average net assets (%)                                     0.85(6)            0.77          0.79          0.74
Ratio of adjusted expenses to average net assets(7) (%)                         1.03(6)              --            --            --
Ratio of net investment income (loss) to average net assets (%)                 1.17(6)            0.66          0.13          0.23
Portfolio turnover rate (%)                                                      242                166           164            59

(1)   Began operations on 1-6-98.
(2)   Based on the average of the shares outstanding at the end of each month.
(3)   Assumes dividend reinvestment.
(4)   Not annualized.
(5) Total return would have been lower had certain expenses not been reduced during the period shown.
(6)   Annualized.
(7) Does not take into consideration expense reductions during the period shown.

================================================================================

The following return is not audited and is not part of the audited financial highlights presented above:

Without the expense reductions, return for the period ended December 31, 1998 would have been 21.21%.

V.A. Sovereign Investors Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks long-term growth of capital and income without assuming undue market risks. To pursue these goals, the fund normally invests at least 80% of its stock investments in a diversified portfolio of companies with market capitalizations within the range of the Standard & Poor's 500 Index. On March 31, 2002, that range was $439 million to $372 billion.


At least 65% of the fund's stock investments are "dividend performers" -- companies whose dividend payments have increased steadily for ten years. In managing the portfolio, the managers use fundamental financial analysis to identify individual companies with high-quality income statements, substantial cash reserves and identifiable catalysts for growth, which may be new products or benefits from industry-wide growth. The managers generally visit companies to evaluate the strength and consistency of their management strategy. Finally, the managers look for stocks that are reasonably priced relative to their earnings and industry. Historically, companies that meet these criteria have tended to have large or medium capitalizations.

The fund may not invest more than 5% of assets in any one security. The fund may invest in bonds of any maturity, with up to 5% of assets in junk bonds rated as low as C and their unrated equivalents.

The fund typically invests in U.S. companies but may invest in dollar-denominated foreign securities. It may also make limited use of certain derivatives (investments whose value is based on indexes).

Under normal conditions, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================

PORTFOLIO MANAGERS

John F. Snyder III
----------------------------------------
Executive vice president of adviser
Joined fund team in 1996
Joined adviser in 1991
Began business career in 1971

Barry H. Evans, CFA
----------------------------------------
Senior vice president of adviser
Joined fund team in 1996
Joined adviser in 1986
Began business career in 1986


Peter M. Schofield, CFA
----------------------------------------
Vice president of adviser
Joined fund team in 1996
Joined adviser in 1996
Began business career in 1984


================================================================================


PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus), and would be lower if they did. Past performance does not indicate future results.


--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                          1997     1998    1999    2000    2001
                                         28.43%   16.87%   3.84%  -0.33%  -5.56%


2002 total return as of March 31: -0.46%
Best quarter: Q4 `98, 15.75%  Worst quarter: Q1 `01, -9.03%


--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12-31-01
--------------------------------------------------------------------------------
                                                           Fund           Index
1 year                                                    -5.56%         -11.89%
5 year                                                     7.97%          10.70%
Life of fund - began 8-29-96                               9.06%          12.39%

Index: Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock and bond market movements.

The fund's management strategy has a significant influence on fund performance. Large- or medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small-capitalization stocks. Medium-capitalization stocks tend to be more volatile than stocks of larger companies. In addition, if the managers' securities selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise and longer maturity will increase volatility. Junk bond prices can fall on bad news about the economy, an industry or a company.

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including inadequate or inaccurate financial information and social or political instability.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================


FINANCIAL HIGHLIGHTS

[Clip Art] The financial highlights table is intended to help you understand the fund's financial performance over the time periods shown. The table details the performance of the fund's shares, including total return information showing how much an investment in the fund has increased or decreased each year. Total return information does not include variable contract charges. Inclusion of these charges would reduce the total return figures for all periods shown.

Figures audited by Ernst & Young LLP, whose report, along with the fund's financial statements, are included in the fund's annual report, which is available upon request.

------------------------------------------------------------------------------------------------------------------------------------
Period ended:                                                              12-31-97       12-31-98  12-31-99  12-31-00  12-31-01
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Per share operating performance
Net asset value, beginning of period                                         $10.74         $13.59    $15.61    $15.96    $15.69
Net investment income(1)                                                       0.22           0.27      0.24      0.21      0.24
Net realized and unrealized gain (loss) on investments                         2.82           2.00      0.35     (0.27)    (1.12)
Total from investment operations                                               3.04           2.27      0.59     (0.06)    (0.88)
Less distributions:
  From net investment income                                                  (0.18)         (0.25)    (0.24)    (0.21)    (0.24)
  From net realized gain                                                      (0.01)            --        --        --        --
  Tax return of capital                                                          --             --        --(2)     --        --
  Total distributions                                                         (0.19)         (0.25)    (0.24)    (0.21)    (0.24)
Net asset value, end of period                                               $13.59         $15.61    $15.96    $15.69    $14.57
Total investment return(3) (%)                                                28.43(4)       16.88      3.84     (0.33)    (5.56)
Ratios and supplemental data
Net assets, end of period (in millions)                                         $12            $34       $50       $55       $64
Ratio of expenses to average net assets (%)                                    0.85           0.74      0.70      0.72      0.70
Ratio of adjusted expenses to average net assets(5) (%)                        1.16             --        --        --        --
Ratio of net investment income (loss) to average net assets (%)                1.81           1.88      1.57      1.37      1.63
Portfolio turnover rate (%)                                                      11             19        26        46        77

(1)   Based on the average of the shares outstanding at the end of each month.
(2)   Less than $0.01 per share.
(3)   Assumes dividend reinvestment.
(4) Total return would have been lower had certain expenses not been reduced during the period shown.
(5) Does not take into consideration expense reductions during the period shown.

================================================================================

The following return is not audited and is not part of the audited financial highlights presented above:

Without the expense reduction, return for the period ended December 31, 1997 would have been 28.12%.

V.A. Financial Industries Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in stocks of U.S. and foreign financial services companies of any size. These companies include banks, thrifts, finance companies, brokerage and advisory firms, real estate-related firms, insurance companies and financial holding companies.

In managing the portfolio, the managers focus primarily on stock selection rather than industry allocation.

In choosing individual stocks, the managers use fundamental financial analysis to identify securities that appear comparatively undervalued. Given the industry-wide trend toward consolidation, the managers also invest in companies that appear to be positioned for a merger. The managers generally gather firsthand information about companies from interviews and company visits.

The fund may invest in U.S. and foreign bonds, including up to 5% of net assets in junk bonds (those rated below BBB/Baa and their unrated equivalents). It may also invest up to 15% of net assets in investment-grade short-term securities.

The fund may make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal circumstances, the fund may temporarily invest up to 80% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

PORTFOLIO MANAGERS

James K. Schmidt, CFA
---------------------------------------
Executive vice president of adviser
Joined fund team in 1997
Joined adviser in 1985
Began business career in 1979

Thomas M. Finucane
---------------------------------------
Vice president of adviser
Joined fund team in 1997
Joined adviser in 1990
Began business career in 1983

Thomas C. Goggins
---------------------------------------
Senior vice president of adviser
Joined fund team in 1998
Joined adviser in 1995
Began business career in 1981

================================================================================


PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus), and would be lower if they did. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                                   1998    1999    2000    2001
                                                   8.55%   1.23%  27.16% -17.51%

2002 total return as of March 31: 1.03%
Best quarter: Q3 `00, 19.95% Worst quarter: Q3 `98, -16.76%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12-31-01
--------------------------------------------------------------------------------
                                             Fund        Index 1       Index 2
1 year                                      -17.51%      -11.89%       -10.53%
Life of fund - began 4-30-97                  9.94%        9.71%        11.06%

Index 1: Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

Index 2: Standard & Poor's Financial Index, an unmanaged index of financial sector stocks in the Standard & Poor's 500 Index.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements. The fund's management strategy has a significant influence on fund performance. Because the fund focuses on a single sector of the economy, its performance depends in large part on the performance of that sector. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across sectors. For instance, when interest rates fall or economic conditions deteriorate, the stocks of banks and financial services companies could suffer losses. Also, rising interest rates can reduce profits by narrowing the difference between these companies' borrowing and lending rates.

Stocks of financial services companies as a group could fall out of favor with the market, causing the fund to under-perform funds that focus on other types of stocks. In addition, if the managers' stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise. This risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the economy, an industry or a company.

================================================================================


FINANCIAL HIGHLIGHTS

[Clip Art] The financial highlights table is intended to help you understand the fund's financial performance over the time periods shown. The table details the performance of the fund's shares, including total return information showing how much an investment in the fund has increased or decreased each year. Total return information does not include variable contract charges. Inclusion of these charges would reduce the total return figures for all periods shown.

Figures audited by Ernst & Young LLP, whose report, along with the fund's financial statements, are included in the fund's annual report, which is available upon request.

------------------------------------------------------------------------------------------------------------------------------------
Period ended:                                                              12-31-97(1)    12-31-98  12-31-99  12-31-00  12-31-01
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Per share operating performance
Net asset value, beginning of period                                         $10.00         $13.44    $14.45    $14.46    $18.34
Net investment income(2)                                                       0.11           0.18      0.11      0.06     (0.11)
Net realized and unrealized gain (loss) on investments                         3.39           0.97      0.06      3.87     (3.11)
Total from investment operations                                               3.50           1.15      0.17      3.93     (3.22)
Less distributions:
  From net investment income                                                  (0.05)         (0.14)    (0.10)    (0.05)    (0.09)
  From net realized gain                                                      (0.01)            --(3)  (0.05)       --     (0.47)
  Tax return of capital                                                          --             --     (0.01)       --        --
  Total distributions                                                         (0.06)         (0.14)    (0.16)    (0.05)    (0.56)
Net asset value, end of period                                               $13.44         $14.45    $14.46    $18.34    $14.56
Total investment return(4) (%)                                                35.05(5,6)      8.55      1.23     27.16    (17.51)
Ratios and supplemental data
Net assets, end of period (in millions)                                         $18            $55       $49       $71       $89
Ratio of expenses to average net assets (%)                                    1.05(7)        0.92      0.90      0.90      0.89
Ratio of adjusted expenses to average net assets(8) (%)                        1.39(7)          --        --        --        --
Ratio of net investment income (loss) to average net assets (%)                1.32(7)        1.25      0.77      0.36      0.71
Portfolio turnover rate (%)                                                      11             38        72        41        97(9)

(1)   Began operations on 4-30-97.
(2)   Based on the average of the shares outstanding at the end of each month.
(3)   Less than $0.01 per share.
(4)   Assumes dividend reinvestment.
(5)   Not annualized.
(6) Total return would have been lower had certain expenses not been reduced during the period shown.
(7)   Annualized.
(8) Does not take into consideration expense reductions during the period shown.
(9)   Excludes merger activity.

================================================================================

The following return is not audited and is not part of the audited financial highlights presented above:

Without the expense reduction, return for the period ended December 31, 1997 would have been 34.82%.

V.A. Strategic Income Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks a high level of current income. In pursuing this goal, the fund invests primarily in the following types of securities:


o foreign government and corporate debt securities from developed and emerging markets

o     U.S. government and agency securities

o     U.S. junk bonds

The fund may also invest in preferred stock and other types of debt securities.


Although the fund invests in securities rated as low as CC/Ca and their unrated equivalents, it generally intends to keep its average credit quality in the investment-grade range (AAA to BBB). There is no limit on the fund's average maturity.

In managing the portfolio, the managers allocate assets among the three major sectors based on analysis of economic factors such as projected international interest rate movements, industry cycles and political trends. However, the managers may invest up to 100% of assets in any one sector.


Within each sector, the managers look for securities that are appropriate for the overall portfolio in terms of yield, credit quality, structure and industry distribution. In selecting securities, relative yields and risk/reward ratios are the primary considerations.

The fund may use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted or illiquid securities. In addition, the fund may invest up to 10% of net assets in U.S. or foreign stocks.

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

PORTFOLIO MANAGERS

Frederick L. Cavanaugh, Jr.
-----------------------------------
Senior vice president of adviser
Joined fund team in 1996
Joined adviser in 1986
Began business career in 1975

Daniel S. Janis III
-----------------------------------
Second vice president of adviser
Joined fund team in 1999
Joined adviser in 1999
Senior risk manager at
 BankBoston (1997-1998)
Manager of forward desk at
 Morgan Stanley (1991-1997)
Began business career in 1984

Indexes:

In the future, the adviser will compare the fund's performance to the Merrill Lynch High Yield Master II Index, Merrill Lynch Government Master Index and Salomon Smith Barney World Government Bond Index, since they more closely represent the fund's investment strategy.

================================================================================


PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus), and would be lower if they did. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                          1997     1998    1999    2000    2001
                                         11.77%    4.92%   4.82%   1.40%   4.58%

2002 total return as of March 31: 0.25%
Best quarter: Q2 `97, 6.28% Worst quarter: Q3 `98, -2.79%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12-31-01
--------------------------------------------------------------------------------

                                            Fund          Index 1        Index 2        Index 3        Index 4
1 year                                      4.58%          8.50%          4.48%          7.18%         -0.99%
5 year                                      5.44%          7.37%          3.45%          7.40%          2.16%
Life of fund - began 8-29-96                6.32%          7.84%          4.40%          7.83%          2.52%

Index 1: Lehman Brothers Government/Credit Bond Index, an unmanaged index of U.S. government, U.S. corporate and Yankee bonds.

Index 2: Merrill Lynch High Yield Master II Index, an unmanaged index consisting of U.S. dollar-denominated public corporate issues with par amounts greater than $100 million that are rated below investment grade.

Index 3: Merrill Lynch Government Master Index, an unmanaged index of fixed rate U.S. Treasury and agency securities.

Index 4: Salomon Smith Barney World Government Bond Index, an unmanaged index consisting of approximately 650 securities issued by 18 governments in various countries.

MAIN RISKS

[Clip Art] The fund's risk profile depends on its sector allocation. In general, investors should expect fluctuations in share price, yield and total return that are above average for bond funds.

When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

A fall in worldwide demand for U.S. government securities could also lower the prices of these securities.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, lower-rated bonds have higher credit risks, and their prices can fall on bad news about the economy, an industry or a company. If certain allocation strategies or certain industries or investments do not perform as the fund expects, the fund could under-perform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability. These risks are greater in emerging markets.

o If interest rate movements cause the fund's callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

o Stock investments may go down in value due to stock market movements or negative company or industry events.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

================================================================================


FINANCIAL HIGHLIGHTS

[Clip Art] The financial highlights table is intended to help you understand the fund's financial performance over the time periods shown. The table details the performance of the fund's shares, including total return information showing how much an investment in the fund has increased or decreased each year. Total return information does not include variable contract charges. Inclusion of these charges would reduce the total return figures for all periods shown.

Figures audited by Ernst & Young LLP, whose report, along with the fund's financial statements, are included in the fund's annual report, which is available upon request.

-----------------------------------------------------------------------------------------------------------------------------------
Period ended:                                                              12-31-97      12-31-98  12-31-99  12-31-00  12-31-01(1)
-----------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                         $10.30        $10.47    $10.10     $9.77     $8.97
Net investment income(2)                                                       0.91          0.85      0.80      0.83      0.65
Net realized and unrealized gain (loss) on investments                         0.26         (0.35)    (0.33)    (0.71)    (0.26)
Total from investment operations                                               1.17          0.50      0.47      0.12      0.39
Less distributions:
  From net investment income                                                  (0.91)        (0.85)    (0.80)    (0.83)    (0.72)
  From net realized gain                                                      (0.09)        (0.02)       --     (0.09)       --
  Total distributions                                                         (1.00)        (0.87)    (0.80)    (0.92)    (0.72)
Net asset value, end of period                                               $10.47        $10.10     $9.77     $8.97     $8.64
Total investment return(3) (%)                                                11.77(4)       4.92(4)   4.82(4)   1.40      4.58
Ratios and supplemental data
Net assets, end of period (in millions)                                          $6           $15       $22       $34       $69
Ratio of expenses to average net assets (%)                                    0.85          0.85      0.85      0.76      0.71
Ratio of adjusted expenses to average net assets(5) (%)                        1.37          0.93      0.87        --        --
Ratio of net investment income (loss) to average net assets (%)                8.77          8.19      8.06      8.91      7.16
Portfolio turnover rate (%)                                                     110            92        53(6)     53       101(6)

(1) As required, effective 1-1-01, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, and began amortizing premiums on debt securities. The effect of this change for the year ended 12-31-01 was to decrease net investment income per share by $0.07, decrease net realized and unrealized losses per share by $0.07, and, had the fund not amortized premiums on debt securities, the annualized ratio of net investment income to average net assets would have been 8.00%. Per share ratios and supplemental data for periods prior to 1-1-01 have not been restated to reflect this change in presentation.
(2)   Based on the average of the shares outstanding at the end of each month.
(3)   Assumes dividend reinvestment.
(4) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(5) Does not take into consideration expense reductions during the periods shown.
(6)   Excludes merger activity.

================================================================================

The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, returns for the period or years ended December 31, 1997, 1998 and 1999 would have been 11.25%, 4.84% and 4.80%, respectively.

Account information

--------------------------------------------------------------------------------
BUYING AND SELLING FUND SHARES

When you invest in a Declaration fund through a variable contract, your premium payments are used to buy units of an insurance company separate account that then buys shares of the fund. The shares are purchased at net asset value (NAV) and are generally credited to the separate account immediately after the fund accepts payment from the insurance company. In unusual circumstances or to protect shareholders, a fund may refuse a purchase order, especially when the adviser believes the order might be large enough to disrupt the fund's management. A fund may also temporarily suspend the offering of its shares.

Shares are sold at the next NAV to be determined after the fund accepts the sell request. The sales proceeds are normally forwarded by bank wire to the insurance company on the next business day. In unusual circumstances, the fund may temporarily suspend the processing of sell requests. It may also postpone the payment of sales proceeds for up to seven days or longer, as allowed by federal securities laws.

--------------------------------------------------------------------------------
VALUING FUND SHARES

The NAV for each fund is determined each business day at the close of business on the New York Stock Exchange (typically 4:00 P.M. Eastern Time). The Exchange is typically open Monday through Friday.

Securities in a fund's portfolio are generally valued on the basis of market quotations and valuations provided by independent pricing services. The funds may also value securities at fair value, especially if market quotations are not readily available or if the securities' value has been materially affected by events following the close of a foreign market. Fair value is determined according to procedures approved by the funds' board of trustees. If a fund uses this method, the securities' prices may be higher or lower than the same securities held by another fund using market quotations.

--------------------------------------------------------------------------------
FUND EXPENSES

Management fees The management fees paid to the investment adviser by the John Hancock Declaration funds last year are as follows:


--------------------------------------------------------------------------------
Equity Funds                                                     % of net assets
--------------------------------------------------------------------------------
V.A. Relative Value Fund                                         0.60%
V.A. Sovereign Investors Fund                                    0.60%

--------------------------------------------------------------------------------
Sector Funds
--------------------------------------------------------------------------------
V.A. Financial Industries Fund                                   0.80%

--------------------------------------------------------------------------------
Income Funds
--------------------------------------------------------------------------------
V.A. Strategic Income Fund                                       0.60%




Expense limitation The adviser may reduce its fee or make other arrangements to limit each fund's expenses to a specified percentage of average daily net assets. The adviser has agreed to limit temporarily each fund's expenses to 0.25% of average net assets, excluding management fees, at least until April 30, 2003. If annual expenses fall below this limitation at the end of any fund's fiscal year, the adviser can impose the full fee and recover any other payments up to the amount of the limitation.

--------------------------------------------------------------------------------
DIVIDENDS AND TAXES

All income and capital gain distributions are automatically reinvested in additional shares of the fund at net asset value and are includable in the separate accounts holding these shares. For a discussion of the tax status of your variable contract, including the tax consequences of withdrawals or other payments, refer to the prospectus of your insurance company's separate account.


12 ACCOUNT INFORMATION

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the Declaration funds. The funds' board of trustees oversees the funds' business activities and retains the services of the various firms that carry out the funds' operations.

The trustees of the Declaration funds have the power to change the funds' investment goals without shareholder or contract holder approval.


Investment adviser John Hancock Advisers, LLC, 101 Huntington Avenue, Boston, MA 02199, is the investment adviser to the funds and provides investment management and related administrative services and facilities to the funds. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. and managed $29 billion in assets as of December 31, 2001.


                             -----------------------
                                    Variable
                                contract holders
                             -----------------------

                             -----------------------
                                Insurance company
                                separate accounts
                             -----------------------

                             -----------------------
                                   Declaration
                                      funds
                             -----------------------

               ---------------------------------------------------
                               Investment adviser

                           John Hancock Advisers, LLC
                              101 Huntington Avenue
                              Boston, MA 02199-7603

                         Manages the funds' business and
                             investment activities.
               ---------------------------------------------------

               ---------------------------------------------------
                                    Custodian

                              The Bank of New York
                                 One Wall Street
                               New York, NY 10286

                      Holds the funds' assets, settles all
                      portfolio trades and collects most of
                         the valuation data required for
                          calculating each fund's NAV.
               ---------------------------------------------------

               ---------------------------------------------------
                                    Trustees

                         Oversee the funds' activities.
               ---------------------------------------------------


                                                                 FUND DETAILS 13

For more information
--------------------------------------------------------------------------------

This prospectus should be used with the variable contract/product prospectus.

Two documents are available that offer further information on the John Hancock Declaration funds:

Annual/Semiannual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the funds. The current annual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail:
John Hancock Annuity Servicing Office
529 Main St. (X-4)
Charlestown, MA 02129

By phone: 1-800-824-0335

On the Internet: www.jhfunds.com

Or you may view or obtain these documents from the SEC:

In person: at the SEC's Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-942-8090

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

By electronic request:
publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

SEC file number 811-07437

[LOGO](R)
[OLYMPIC LOGO]
WORLDWIDE SPONSOR

John Hancock Funds, LLC

Member NASD
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Boston, MA 02199-7603

www.jhfunds.com

Mutual Funds
Institutional Services
Private Managed Accounts
Retirement Plans

                                (C)2002 JOHN HANCOCK FUNDS, LLC     PVA00P  5/02

                                                                    John Hancock
                                                               Declaration Funds

                                                                      Prospectus

                                                                     May 1, 2002

--------------------------------------------------------------------------------

                                                  V.A. Financial Industries Fund
                                                        V.A. Relative Value Fund
                                                      V.A. Strategic Income Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

                                                                  [LOGO](R)
                                                              ------------------
                                                              JOHN HANCOCK FUNDS

Contents

--------------------------------------------------------------------------------

General information about      Overview                                        3
the Declaration funds.

A fund-by-fund summary         V.A. Financial Industries Fund                  4
of goals, strategies, risks,
performance and financial      V.A. Relative Value Fund                        6
highlights.
                               V.A. Strategic Income Fund                      8

Transaction policies and       Account information
other information affecting
your fund investment.          Buying and selling fund shares                 10
                               Valuing fund shares                            10
                               Fund expenses                                  10
                               Dividends and taxes                            10

Further information on the     Fund details
Declaration funds.
                               Business structure                             11

                               For more information                   back cover

Overview

--------------------------------------------------------------------------------

JOHN HANCOCK DECLARATION FUNDS

These funds offer investment choices for the variable annuity and variable life insurance contracts of certain insurance companies. You should read this prospectus together with the attached prospectus of the insurance product you are considering.

RISKS OF MUTUAL FUNDS

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

THE MANAGEMENT FIRM

All John Hancock Declaration funds are managed by John Hancock Advisers, LLC. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. and manages approximately $29 billion in assets.

FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[Clip Art] Goal and strategy The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[Clip Art] Main risks The major risk factors associated with the fund.

[Clip Art] Past performance The fund's total return, measured year-by-year and over time.

[Clip Art] Financial highlights A table showing the fund's financial performance for up to five years.

V.A. Financial Industries Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in stocks of U.S. and foreign financial services companies of any size. These companies include banks, thrifts, finance companies, brokerage and advisory firms, real estate-related firms, insurance companies and financial holding companies.

In managing the portfolio, the managers focus primarily on stock selection rather than industry allocation.

In choosing individual stocks, the managers use fundamental financial analysis to identify securities that appear comparatively undervalued. Given the industry-wide trend toward consolidation, the managers also invest in companies that appear to be positioned for a merger. The managers generally gather firsthand information about companies from interviews and company visits.

The fund may invest in U.S. and foreign bonds, including up to 5% of net assets in junk bonds (those rated below BBB/Baa and their unrated equivalents). It may also invest up to 15% of net assets in investment-grade short-term securities.

The fund may make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal circumstances, the fund may temporarily invest up to 80% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

Portfolio Managers

James K. Schmidt, CFA
------------------------------------
Executive vice president of adviser
Joined fund team in 1997
Joined adviser in 1985
Began business career in 1979

Thomas M. Finucane
------------------------------------
Vice president of adviser
Joined fund team in 1997
Joined adviser in 1990
Began business career in 1983

Thomas C. Goggins
------------------------------------
Senior vice president of adviser
Joined fund team in 1998
Joined adviser in 1995
Began business career in 1981

================================================================================

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus), and would be lower if they did. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                                   1998    1999    2000    2001
                                                   8.55%   1.23%  27.16% -17.51%

2002 total return as of March 31: 1.03%
Best quarter: Q3 `00, 19.95% Worst quarter: Q3 `98, -16.76%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12-31-01
--------------------------------------------------------------------------------
                                               Fund        Index 1      Index 2
1 year                                        -17.51%      -11.89%      -10.53%
Life of fund - began 4-30-97                    9.94%        9.71%       11.06%

Index 1: Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

Index 2: Standard & Poor's Financial Index, an unmanaged index of financial sector stocks in the Standard & Poor's 500 Index.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements. The fund's management strategy has a significant influence on fund performance. Because the fund focuses on a single sector of the economy, its performance depends in large part on the performance of that sector. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across sectors. For instance, when interest rates fall or economic conditions deteriorate, the stocks of banks and financial services companies could suffer losses. Also, rising interest rates can reduce profits by narrowing the difference between these companies' borrowing and lending rates.

Stocks of financial services companies as a group could fall out of favor with the market, causing the fund to under-perform funds that focus on other types of stocks. In addition, if the managers' stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise. This risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the economy, an industry or a company.


================================================================================

FINANCIAL HIGHLIGHTS

[Clip Art] The financial highlights table is intended to help you understand the fund's financial performance over the time periods shown. The table details the performance of the fund's shares, including total return information showing how much an investment in the fund has increased or decreased each year. Total return information does not include variable contract charges. Inclusion of these charges would reduce the total return figures for all periods shown.

Figures audited by Ernst & Young LLP, whose report, along with the fund's financial statements, are included in the fund's annual report, which is available upon request.

------------------------------------------------------------------------------------------------------------------------------------
Period ended:                                                              12-31-97(1)    12-31-98  12-31-99  12-31-00  12-31-01
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                         $10.00         $13.44    $14.45    $14.46    $18.34
Net investment income(2)                                                       0.11           0.18      0.11      0.06     (0.11)
Net realized and unrealized gain (loss) on investments                         3.39           0.97      0.06      3.87     (3.11)
Total from investment operations                                               3.50           1.15      0.17      3.93     (3.22)
Less distributions:
  From net investment income                                                  (0.05)         (0.14)    (0.10)    (0.05)    (0.09)
  From net realized gain                                                      (0.01)            --(3)  (0.05)       --     (0.47)
  Tax return of capital                                                          --             --     (0.01)       --        --
  Total distributions                                                         (0.06)         (0.14)    (0.16)    (0.05)    (0.56)
Net asset value, end of period                                               $13.44         $14.45    $14.46    $18.34    $14.56
Total investment return(4) (%)                                                35.05(5,6)      8.55      1.23     27.16    (17.51)
Ratios and supplemental data
Net assets, end of period (in millions)                                         $18            $55       $49       $71       $89
Ratio of expenses to average net assets (%)                                    1.05(7)        0.92      0.90      0.90      0.89
Ratio of adjusted expenses to average net assets(8) (%)                        1.39(7)          --        --        --        --
Ratio of net investment income (loss) to average net assets (%)                1.32(7)        1.25      0.77      0.36      0.71
Portfolio turnover rate (%)                                                      11             38        72        41        97(9)

(1)   Began operations on 4-30-97.
(2)   Based on the average of the shares outstanding at the end of each month.
(3)   Less than $0.01 per share.
(4)   Assumes dividend reinvestment.
(5)   Not annualized.
(6) Total return would have been lower had certain expenses not been reduced during the period shown.
(7)   Annualized.
(8) Does not take into consideration expense reductions during the period shown.
(9)   Excludes merger activity.

================================================================================

The following return is not audited and is not part of the audited financial highlights presented above:

Without the expense reduction, return for the period ended December 31, 1997 would have been 34.82%.

V.A. Relative Value Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund invests primarily in a diversified portfolio of stocks.

In managing the portfolio, the managers emphasize a value-oriented approach to individual stock selection. With the aid of proprietary financial models, the management team looks for companies that are selling at what appear to be substantial discounts to their long-term intrinsic and "franchise" values. These companies often have identifiable catalysts for growth, such as new products, business reorganizations or mergers.

The fund manages risk by typically holding between 50 and 150 large companies that are diversified across industry sectors. The management team also uses fundamental financial analysis to identify individual companies with substantial cash flows, reliable revenue streams, superior competitive positions and strong management.

The fund may attempt to take advantage of short-term market volatility by investing in corporate restructurings or pending acquisitions.

The fund may also invest in bonds and money market securities. In selecting bonds of any maturity, the managers look for the most favorable risk/return ratios. The fund may invest up to 15% of net assets in junk bonds rated as low as CC/Ca and their unrated equivalents.

The fund may invest up to 25% of assets in foreign securities (35% during adverse U.S. market conditions). The fund may also make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================

PORTFOLIO MANAGERS

Paul J. Berlinguet
----------------------------------------
Vice president of adviser
Joined fund team in 2002
Joined adviser in 2001
U.S. equity investment manager at Baring
  America Asset Management (1989-2001)
Began business career in 1986

James S. Yu, CFA
----------------------------------------
Vice president of adviser
Joined fund team in 2000
Joined adviser in 2000
Analyst at Merrill Lynch Asset
  Management (1998-2000)
Analyst at Gabelli & Company (1995-1998)
Began business career in 1991

Roger C. Hamilton
----------------------------------------
Vice president of adviser
Joined fund team in 1999
Joined adviser in 1994
Began business career in 1980

Robert J. Uek, CFA
----------------------------------------
Vice president of adviser
Joined fund team in 2002
Joined adviser in 1997
Corporate finance manager at
  Ernst & Young (1994-1997)
Began business career in 1990

Timothy N. Manning
----------------------------------------
Joined fund team in 2002
Joined adviser in 2000
Equity research associate at State Street
  Research (1996-1999)
Began business career in 1993

================================================================================

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus), and would be lower if they did. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------

                                                   1998    1999    2000    2001
                                                  21.39%  56.65%  -4.80%  -2.81%

2002 total return as of March 31: -13.43%
Best quarter: Q4 `99, 43.25% Worst quarter: Q3 `01, -29.30%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12-31-01
--------------------------------------------------------------------------------
                                                            Fund         Index
1 year                                                      -2.81%       -11.89%
Life of fund - began 1-6-98                                 15.24%         5.50%

Index: Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock and bond market movements.The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Similarly, value stocks could underperform growth stocks. In addition, if the managers' securities selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise and longer maturity will increase volatility. Junk bond prices can fall on bad news about the economy, an industry or a company.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

FINANCIAL HIGHLIGHTS

[Clip Art] The financial highlights table is intended to help you understand the fund's financial performance over the time periods shown. The table details the performance of the fund's shares, including total return information showing how much an investment in the fund has increased or decreased each year. Total return information does not include variable contract charges. Inclusion of these charges would reduce the total return figures for all periods shown.

Figures audited by Ernst & Young LLP, whose report, along with the fund's financial statements, are included in the fund's annual report, which is available upon request.

------------------------------------------------------------------------------------------------------------------------------------
Period ended:                                                               12-31-98(1)        12-31-99      12-31-00      12-31-01
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                          $10.00             $12.03        $18.03        $10.64
Net investment income(2)                                                        0.11               0.10          0.02          0.02
Net realized and unrealized gain (loss) on investments                          2.02               6.65         (0.80)        (0.32)
Total from investment operations                                                2.13               6.75         (0.78)        (0.30)
Less distributions:
  From net investment income                                                   (0.10)             (0.10)        (0.02)        (0.02)
  From net realized gain                                                          --              (0.65)        (6.59)        (0.60)
  Total distributions                                                          (0.10)             (0.75)        (6.61)        (0.62)
Net asset value, end of period                                                $12.03             $18.03        $10.64         $9.72
Total investment return(3) (%)                                                 21.39(4,5)         56.65         (4.80)        (2.81)
Ratios and supplemental data
Net assets, end of period (in millions)                                          $17                $39           $39           $64
Ratio of expenses to average net assets (%)                                     0.85(6)            0.77          0.79          0.74
Ratio of adjusted expenses to average net assets(7) (%)                         1.03(6)              --            --            --
Ratio of net investment income (loss) to average net assets (%)                 1.17(6)            0.66          0.13          0.23
Portfolio turnover rate (%)                                                      242                166           164            59

(1)   Began operations on 1-6-98.
(2)   Based on the average of the shares outstanding at the end of each month.
(3)   Assumes dividend reinvestment.
(4)   Not annualized.
(5) Total return would have been lower had certain expenses not been reduced during the period shown.
(6)   Annualized.
(7) Does not take into consideration expense reductions during the period shown.

================================================================================

The following return is not audited and is not part of the audited financial highlights presented above:

Without the expense reductions, return for the period ended December 31, 1998 would have been 21.21%.

V.A. Strategic Income Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks a high level of current income. In pursuing this goal, the fund invests primarily in the following types of securities:

o foreign government and corporate debt securities from developed and emerging markets

o     U.S. government and agency securities

o     U.S. junk bonds

The fund may also invest in preferred stock and other types of debt securities.

Although the fund invests in securities rated as low as CC/Ca and their unrated equivalents, it generally intends to keep its average credit quality in the investment-grade range (AAA to BBB). There is no limit on the fund's average maturity.

In managing the portfolio, the managers allocate assets among the three major sectors based on analysis of economic factors such as projected international interest rate movements, industry cycles and political trends. However, the managers may invest up to 100% of assets in any one sector.

Within each sector, the managers look for securities that are appropriate for the overall portfolio in terms of yield, credit quality, structure and industry distribution. In selecting securities, relative yields and risk/reward ratios are the primary considerations.

The fund may use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted or illiquid securities. In addition, the fund may invest up to 10% of net assets in U.S. or foreign stocks.

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

PORTFOLIO MANAGERS

Frederick L. Cavanaugh, Jr.
----------------------------------------
Senior vice president of adviser
Joined fund team in 1996
Joined adviser in 1986
Began business career in 1975

Daniel S. Janis III
----------------------------------------
Second vice president of adviser
Joined fund team in 1999
Joined adviser in 1999
Senior risk manager at
  BankBoston (1997-1998)
Manager of forward desk at
  Morgan Stanley (1991-1997)
Began business career in 1984

Indexes:

In the future, the adviser will compare the fund's performance to the Merrill Lynch High Yield Master II Index, Merrill Lynch Government Master Index and Salomon Smith Barney World Government Bond Index, since they more closely represent the fund's investment strategy.

================================================================================

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus), and would be lower if they did. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                          1997     1998    1999    2000    2001
                                         11.77%    4.92%   4.82%   1.40%   4.58%

2002 total return as of March 31: 0.25%
Best quarter: Q2 `97, 6.28%  Worst quarter: Q3 `98, -2.79%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/01
--------------------------------------------------------------------------------
                                  Fund     Index 1   Index 2   Index 3   Index 4
1 year                            4.58%     8.50%     4.48%     7.18%    -0.99%
5 year                            5.44%     7.37%     3.45%     7.40%     2.16%
Life of fund - began 8-29-96      6.32%     7.84%     4.40%     7.83%     2.52%

Index 1: Lehman Brothers Government/Credit Bond Index, an unmanaged index of U.S. government, U.S. corporate and Yankee bonds.

Index 2: Merrill Lynch High Yield Master II Index, an unmanaged index consisting of U.S. dollar-denominated public corporate issues with par amounts greater than $100 million that are rated below investment grade.

Index 3: Merrill Lynch Government Master Index, an unmanaged index of fixed rate U.S. Treasury and agency securities.

Index 4: Salomon Smith Barney World Government Bond Index, an unmanaged index consisting of approximately 650 securities issued by 18 governments in various countries.

MAIN RISKS

[Clip Art] The fund's risk profile depends on its sector allocation. In general, investors should expect fluctuations in share price, yield and total return that are above average for bond funds.

When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

A fall in worldwide demand for U.S. government securities could also lower the prices of these securities.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, lower-rated bonds have higher credit risks, and their prices can fall on bad news about the economy, an industry or a company. If certain allocation strategies or certain industries or investments do not perform as the fund expects, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability. These risks are greater in emerging markets.

o If interest rate movements cause the fund's callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

o Stock investments may go down in value due to stock market movements or negative company or industry events.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

================================================================================

FINANCIAL HIGHLIGHTS

[Clip Art] The financial highlights table is intended to help you understand the fund's financial performance over the time periods shown. The table details the performance of the fund's shares, including total return information showing how much an investment in the fund has increased or decreased each year. Total return information does not include variable contract charges. Inclusion of these charges would reduce the total return figures for all periods shown.

Figures audited by Ernst & Young LLP, whose report, along with the fund's financial statements, are included in the fund's annual report, which is available upon request.

-----------------------------------------------------------------------------------------------------------------------------------
Period ended:                                                      12-31-97         12-31-98    12-31-99    12-31-00    12-31-01(1)
-----------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                 $10.30           $10.47      $10.10       $9.77       $8.97
Net investment income(2)                                               0.91             0.85        0.80        0.83        0.65
Net realized and unrealized gain (loss) on investments                 0.26            (0.35)      (0.33)      (0.71)      (0.26)
Total from investment operations                                       1.17             0.50        0.47        0.12        0.39
Less distributions:
  From net investment income                                          (0.91)           (0.85)      (0.80)      (0.83)      (0.72)
  From net realized gain                                              (0.09)           (0.02)         --       (0.09)         --
  Total distributions                                                 (1.00)           (0.87)      (0.80)      (0.92)      (0.72)
Net asset value, end of period                                       $10.47           $10.10       $9.77       $8.97       $8.64
Total investment return(3) (%)                                        11.77(4)          4.92(4)     4.82(4)     1.40        4.58
Ratios and supplemental data
Net assets, end of period (in millions)                                  $6              $15         $22         $34         $69
Ratio of expenses to average net assets (%)                            0.85             0.85        0.85        0.76        0.71
Ratio of adjusted expenses to average net assets(5) (%)                1.37             0.93        0.87          --          --
Ratio of net investment income (loss) to average net assets (%)        8.77             8.19        8.06        8.91        7.16
Portfolio turnover rate (%)                                             110               92          53(6)       53         101(6)

(1) As required, effective 1-1-01, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, and began amortizing premiums on debt securities. The effect of this change for the year ended 12-31-01 was to decrease net investment income per share by $0.07, decrease net realized and unrealized losses per share by $0.07, and, had the fund not amortized premiums on debt securities, the annualized ratio of net investment income to average net assets would have been 8.00%. Per share ratios and supplemental data for periods prior to 1-1-01 have not been restated to reflect this change in presentation.
(2)   Based on the average of the shares outstanding at the end of each month.
(3)   Assumes dividend reinvestment.
(4) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(5) Does not take into consideration expense reductions during the periods shown.
(6)   Excludes merger activity.

================================================================================

The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, returns for the period or years ended December 31, 1997, 1998 and 1999 would have been 11.25%, 4.84% and 4.80%, respectively.

Account information

--------------------------------------------------------------------------------
BUYING AND SELLING FUND SHARES

When you invest in a Declaration fund through a variable contract, your premium payments are used to buy units of an insurance company separate account that then buys shares of the fund. The shares are purchased at net asset value (NAV) and are generally credited to the separate account immediately after the fund accepts payment from the insurance company. In unusual circumstances or to protect shareholders, a fund may refuse a purchase order, especially when the adviser believes the order might be large enough to disrupt the fund's management. A fund may also temporarily suspend the offering of its shares.

Shares are sold at the next NAV to be determined after the fund accepts the sell request. The sales proceeds are normally forwarded by bank wire to the insurance company on the next business day. In unusual circumstances, the fund may temporarily suspend the processing of sell requests. It may also postpone the payment of sales proceeds for up to seven days or longer, as allowed by federal securities laws.

--------------------------------------------------------------------------------
VALUING FUND SHARES

The NAV for each fund is determined each business day at the close of business on the New York Stock Exchange (typically 4:00 P.M. Eastern Time). The Exchange is typically open Monday through Friday.

Securities in a fund's portfolio are generally valued on the basis of market quotations and valuations provided by independent pricing services. The funds may also value securities at fair value, especially if market quotations are not readily available or if the securities' value has been materially affected by events following the close of a foreign market. Fair value is determined according to procedures approved by the funds' board of trustees. If a fund uses this method, the securities' prices may be higher or lower than the same securities held by another fund using market quotations.

--------------------------------------------------------------------------------
FUND EXPENSES

Management fees The management fees paid to the investment adviser by the John Hancock Declaration funds last year are as follows:

--------------------------------------------------------------------------------
Fund                                                             % of net assets
--------------------------------------------------------------------------------
V.A. Financial Industries Fund                                   0.80%
V.A. Relative Value Fund                                         0.60%
V.A. Strategic Income Fund                                       0.60%

Expense limitation The adviser may reduce its fee or make other arrangements to limit each fund's expenses to a specified percentage of average daily net assets. The adviser has agreed to limit temporarily each fund's expenses to 0.25% of average net assets, excluding management fees, at least until April 30, 2003. If annual expenses fall below this limitation at the end of any fund's fiscal year, the adviser can impose the full fee and recover any other payments up to the amount of the limitation.

--------------------------------------------------------------------------------
DIVIDENDS AND TAXES

All income and capital gain distributions are automatically reinvested in additional shares of the fund at net asset value and are includable in the separate accounts holding these shares. For a discussion of the tax status of your variable contract, including the tax consequences of withdrawals or other payments, refer to the prospectus of your insurance company's separate account.

10 ACCOUNT INFORMATION

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the Declaration funds. The funds' board of trustees oversees the funds' business activities and retains the services of the various firms that carry out the funds' operations.

The trustees of the Declaration funds have the power to change the funds' investment goals without shareholder or contract holder approval.

Investment adviser John Hancock Advisers, LLC, 101 Huntington Avenue, Boston, MA 02199, is the investment adviser to the funds and provides investment management and related administrative services and facilities to the funds. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. and managed $29 billion in assets as of December 31, 2001.

                             -----------------------
                                    Variable
                                contract holders
                             -----------------------

                             -----------------------
                                Insurance company
                                separate accounts
                             -----------------------

                             -----------------------
                                   Declaration
                                      funds
                             -----------------------

               ---------------------------------------------------
                               Investment adviser

                           John Hancock Advisers, LLC
                              101 Huntington Avenue
                              Boston, MA 02199-7603

                         Manages the funds' business and
                             investment activities.
               ---------------------------------------------------

               ---------------------------------------------------
                                    Custodian

                              The Bank of New York
                                 One Wall Street
                               New York, NY 10286

                      Holds the funds' assets, settles all
                      portfolio trades and collects most of
                         the valuation data required for
                          calculating each fund's NAV.
               ---------------------------------------------------

               ---------------------------------------------------
                                    Trustees

                         Oversee the funds' activities.
               ---------------------------------------------------


                                                                 FUND DETAILS 11

For more information
--------------------------------------------------------------------------------

This prospectus should be used with the variable contract/product prospectus.

Two documents are available that offer further information on the John Hancock Declaration funds:

Annual/Semiannual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the funds. The current annual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail:
John Hancock Annuity Servicing Office
529 Main St. (X-4)
Charlestown, MA 02129

By phone: 1-800-824-0335

On the Internet: www.jhfunds.com

Or you may view or obtain these documents from the SEC:

In person: at the SEC's Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-942-8090

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

By electronic request:
publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

SEC file number 811-07437

[LOGO](R)

John Hancock Funds, LLC

Member NASD
101 Huntington Avenue
Boston, MA 02199-7603

Mutual Funds
Institutional Services
Private Managed Accounts
Retirement Plans

                                (C)2002 JOHN HANCOCK FUNDS, LLC     LVA00P  5/02

                                                                    John Hancock
                                                               Declaration Funds

                                                                      Prospectus

                                                                     May 1, 2002

--------------------------------------------------------------------------------

                                                  V.A. Financial Industries Fund
                                                      V.A. Strategic Income Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

                                                                  [LOGO](R)
                                                              ------------------
                                                              JOHN HANCOCK FUNDS

Contents

--------------------------------------------------------------------------------

General information about      Overview                                        3
the Declaration funds.

A fund-by-fund summary         V.A. Financial Industries Fund                  4
of goals, strategies, risks,
performance and financial      V.A. Strategic Income Fund                      6
highlights.

Transaction policies and       Account information
other information affecting
your fund investment.          Buying and selling fund shares                  8
                               Valuing fund shares                             8
                               Fund expenses                                   8
                               Dividends and taxes                             8

Further information on the     Fund details
Declaration funds.
                               Business structure                              9

                               For more information                   back cover

Overview

--------------------------------------------------------------------------------

JOHN HANCOCK DECLARATION FUNDS

These funds offer investment choices for the variable annuity and variable life insurance contracts of certain insurance companies. You should read this prospectus together with the attached prospectus of the insurance product you are considering.

RISKS OF MUTUAL FUNDS

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

THE MANAGEMENT FIRM

All John Hancock Declaration funds are managed by John Hancock Advisers, LLC. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. and manages approximately $29 billion in assets.

FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[Clip Art] Goal and strategy The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[Clip Art] Main risks The major risk factors associated with the fund.

[Clip Art] Past performance The fund's total return, measured year-by-year and over time.

[Clip Art] Financial highlights A table showing the fund's financial performance for up to five years.

V.A. Financial Industries Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in stocks of U.S. and foreign financial services companies of any size. These companies include banks, thrifts, finance companies, brokerage and advisory firms, real estate-related firms, insurance companies and financial holding companies.

In managing the portfolio, the managers focus primarily on stock selection rather than industry allocation.

In choosing individual stocks, the managers use fundamental financial analysis to identify securities that appear comparatively undervalued. Given the industry-wide trend toward consolidation, the managers also invest in companies that appear to be positioned for a merger. The managers generally gather firsthand information about companies from interviews and company visits.

The fund may invest in U.S. and foreign bonds, including up to 5% of net assets in junk bonds (those rated below BBB/Baa and their unrated equivalents). It may also invest up to 15% of net assets in investment-grade short-term securities.

The fund may make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal circumstances, the fund may temporarily invest up to 80% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

Portfolio Managers

James K. Schmidt, CFA
------------------------------------
Executive vice president of adviser
Joined fund team in 1997
Joined adviser in 1985
Began business career in 1979

Thomas M. Finucane
------------------------------------
Vice president of adviser
Joined fund team in 1997
Joined adviser in 1990
Began business career in 1983

Thomas C. Goggins
------------------------------------
Senior vice president of adviser
Joined fund team in 1998
Joined adviser in 1995
Began business career in 1981

================================================================================

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus), and would be lower if they did. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                                   1998    1999    2000    2001
                                                   8.55%   1.23%  27.16% -17.51%

2002 total return as of March 31: 1.03%
Best quarter: Q3 `00, 19.95% Worst quarter: Q3 `98, -16.76%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12-31-01
--------------------------------------------------------------------------------
                                               Fund        Index 1      Index 2
1 year                                        -17.51%      -11.89%      -10.53%
Life of fund - began 4-30-97                    9.94%        9.71%       11.06%

Index 1: Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

Index 2: Standard & Poor's Financial Index, an unmanaged index of financial sector stocks in the Standard & Poor's 500 Index.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements. The fund's management strategy has a significant influence on fund performance. Because the fund focuses on a single sector of the economy, its performance depends in large part on the performance of that sector. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across sectors. For instance, when interest rates fall or economic conditions deteriorate, the stocks of banks and financial services companies could suffer losses. Also, rising interest rates can reduce profits by narrowing the difference between these companies' borrowing and lending rates.

Stocks of financial services companies as a group could fall out of favor with the market, causing the fund to under-perform funds that focus on other types of stocks. In addition, if the managers' stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise. This risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the economy, an industry or a company.


================================================================================

FINANCIAL HIGHLIGHTS

[Clip Art] The financial highlights table is intended to help you understand the fund's financial performance over the time periods shown. The table details the performance of the fund's shares, including total return information showing how much an investment in the fund has increased or decreased each year. Total return information does not include variable contract charges. Inclusion of these charges would reduce the total return figures for all periods shown.

Figures audited by Ernst & Young LLP, whose report, along with the fund's financial statements, are included in the fund's annual report, which is available upon request.

------------------------------------------------------------------------------------------------------------------------------------
Period ended:                                                              12-31-97(1)    12-31-98  12-31-99  12-31-00  12-31-01
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                         $10.00         $13.44    $14.45    $14.46    $18.34
Net investment income(2)                                                       0.11           0.18      0.11      0.06     (0.11)
Net realized and unrealized gain (loss) on investments                         3.39           0.97      0.06      3.87     (3.11)
Total from investment operations                                               3.50           1.15      0.17      3.93     (3.22)
Less distributions:
  From net investment income                                                  (0.05)         (0.14)    (0.10)    (0.05)    (0.09)
  From net realized gain                                                      (0.01)            --(3)  (0.05)       --     (0.47)
  Tax return of capital                                                          --             --     (0.01)       --        --
  Total distributions                                                         (0.06)         (0.14)    (0.16)    (0.05)    (0.56)
Net asset value, end of period                                               $13.44         $14.45    $14.46    $18.34    $14.56
Total investment return(4) (%)                                                35.05(5,6)      8.55      1.23     27.16    (17.51)
Ratios and supplemental data
Net assets, end of period (in millions)                                         $18            $55       $49       $71       $89
Ratio of expenses to average net assets (%)                                    1.05(7)        0.92      0.90      0.90      0.89
Ratio of adjusted expenses to average net assets(8) (%)                        1.39(7)          --        --        --        --
Ratio of net investment income (loss) to average net assets (%)                1.32(7)        1.25      0.77      0.36      0.71
Portfolio turnover rate (%)                                                      11             38        72        41        97(9)

(1)   Began operations on 4-30-97.
(2)   Based on the average of the shares outstanding at the end of each month.
(3)   Less than $0.01 per share.
(4)   Assumes dividend reinvestment.
(5)   Not annualized.
(6) Total return would have been lower had certain expenses not been reduced during the period shown.
(7)   Annualized.
(8) Does not take into consideration expense reductions during the period shown.
(9)   Excludes merger activity.

================================================================================

The following return is not audited and is not part of the audited financial highlights presented above:

Without the expense reduction, return for the period ended December 31, 1997 would have been 34.82%.

V.A. Strategic Income Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks a high level of current income. In pursuing this goal, the fund invests primarily in the following types of securities:

o foreign government and corporate debt securities from developed and emerging markets

o     U.S. government and agency securities

o     U.S. junk bonds

The fund may also invest in preferred stock and other types of debt securities.

Although the fund invests in securities rated as low as CC/Ca and their unrated equivalents, it generally intends to keep its average credit quality in the investment-grade range (AAA to BBB). There is no limit on the fund's average maturity.

In managing the portfolio, the managers allocate assets among the three major sectors based on analysis of economic factors such as projected international interest rate movements, industry cycles and political trends. However, the managers may invest up to 100% of assets in any one sector.

Within each sector, the managers look for securities that are appropriate for the overall portfolio in terms of yield, credit quality, structure and industry distribution. In selecting securities, relative yields and risk/reward ratios are the primary considerations.

The fund may use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted or illiquid securities. In addition, the fund may invest up to 10% of net assets in U.S. or foreign stocks.

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

PORTFOLIO MANAGERS

Frederick L. Cavanaugh, Jr.
-----------------------------------
Senior vice president of adviser
Joined fund team in 1996
Joined adviser in 1986
Began business career in 1975

Daniel S. Janis III
-----------------------------------
Second vice president of adviser
Joined fund team in 1999
Joined adviser in 1999
Senior risk manager at
  BankBoston (1997-1998)
Manager of forward desk at
  Morgan Stanley (1991-1997)
Began business career in 1984

Indexes:

In the future, the adviser will compare the fund's performance to the Merrill Lynch High Yield Master II Index, Merrill Lynch Government Master Index and Salomon Smith Barney World Government Bond Index, since they more closely represent the fund's investment strategy.

================================================================================

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus), and would be lower if they did. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                          1997     1998    1999    2000    2001
                                         11.77%    4.92%   4.82%   1.40%   4.58%

2002 total return as of March 31: 0.25%
Best quarter: Q2 `97, 6.28%  Worst quarter: Q3 `98, -2.79%

--------------------------------------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12-31-01
--------------------------------------------------------------------------------------------------------------
                                            Fund          Index 1        Index 2        Index 3        Index 4
1 year                                      4.58%          8.50%          4.48%          7.18%         -0.99%
5 year                                      5.44%          7.37%          3.45%          7.40%          2.16%
Life of fund - began 8-29-96                6.32%          7.84%          4.40%          7.83%          2.52%

Index 1: Lehman Brothers Government/Credit Bond Index, an unmanaged index of U.S. government, U.S. corporate and Yankee bonds.

Index 2: Merrill Lynch High Yield Master II Index, an unmanaged index consisting of U.S. dollar-denominated public corporate issues with par amounts greater than $100 million that are rated below investment grade.

Index 3: Merrill Lynch Government Master Index, an unmanaged index of fixed rate U.S. Treasury and agency securities.

Index 4: Salomon Smith Barney World Government Bond Index, an unmanaged index consisting of approximately 650 securities issued by 18 governments in various countries.

MAIN RISKS

[Clip Art] The fund's risk profile depends on its sector allocation. In general, investors should expect fluctuations in share price, yield and total return that are above average for bond funds.

When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

A fall in worldwide demand for U.S. government securities could also lower the prices of these securities.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, lower-rated bonds have higher credit risks, and their prices can fall on bad news about the economy, an industry or a company. If certain allocation strategies or certain industries or investments do not perform as the fund expects, the fund could under-perform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability. These risks are greater in emerging markets.

o If interest rate movements cause the fund's callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

o Stock investments may go down in value due to stock market movements or negative company or industry events.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

================================================================================

FINANCIAL HIGHLIGHTS

[Clip Art] The financial highlights table is intended to help you understand the fund's financial performance over the time periods shown. The table details the performance of the fund's shares, including total return information showing how much an investment in the fund has increased or decreased each year. Total return information does not include variable contract charges. Inclusion of these charges would reduce the total return figures for all periods shown.

Figures audited by Ernst & Young LLP, whose report, along with the fund's financial statements, are included in the fund's annual report, which is available upon request.

------------------------------------------------------------------------------------------------------------------------------------
Period ended:                                                              12-31-97       12-31-98  12-31-99  12-31-00   12-31-01(1)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                         $10.30         $10.47    $10.10     $9.77     $8.97
Net investment income(2)                                                       0.91           0.85      0.80      0.83      0.65
Net realized and unrealized gain (loss) on investments                         0.26          (0.35)    (0.33)    (0.71)    (0.26)
Total from investment operations                                               1.17           0.50      0.47      0.12      0.39
Less distributions:
  From net investment income                                                  (0.91)         (0.85)    (0.80)    (0.83)    (0.72)
  From net realized gain                                                      (0.09)         (0.02)       --     (0.09)       --
  Total distributions                                                         (1.00)         (0.87)    (0.80)    (0.92)    (0.72)
Net asset value, end of period                                               $10.47         $10.10     $9.77     $8.97     $8.64
Total investment return(3) (%)                                                11.77(4)        4.92(4)   4.82(4)   1.40      4.58
Ratios and supplemental data
Net assets, end of period (in millions)                                          $6            $15       $22       $34       $69
Ratio of expenses to average net assets (%)                                    0.85           0.85      0.85      0.76      0.71
Ratio of adjusted expenses to average net assets(5) (%)                        1.37           0.93      0.87        --        --
Ratio of net investment income (loss) to average net assets (%)                8.77           8.19      8.06      8.91      7.16
Portfolio turnover rate (%)                                                     110             92        53(6)     53       101(6)

(1) As required, effective 1-1-01, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, and began amortizing premiums on debt securities. The effect of this change for the year ended 12-31-01 was to decrease net investment income per share by $0.07, decrease net realized and unrealized losses per share by $0.07, and, had the fund not amortized premiums on debt securities, the annualized ratio of net investment income to average net assets would have been 8.00%. Per share ratios and supplemental data for periods prior to 1-1-01 have not been restated to reflect this change in presentation.
(2)   Based on the average of the shares outstanding at the end of each month.
(3)   Assumes dividend reinvestment.
(4) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(5) Does not take into consideration expense reductions during the periods shown.
(6)   Excludes merger activity.

================================================================================

The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, returns for the period or years ended December 31, 1997, 1998 and 1999 would have been 11.25%, 4.84% and 4.80%, respectively.

Account information

--------------------------------------------------------------------------------
BUYING AND SELLING FUND SHARES

When you invest in a Declaration fund through a variable contract, your premium payments are used to buy units of an insurance company separate account that then buys shares of the fund. The shares are purchased at net asset value (NAV) and are generally credited to the separate account immediately after the fund accepts payment from the insurance company. In unusual circumstances or to protect shareholders, a fund may refuse a purchase order, especially when the adviser believes the order might be large enough to disrupt the fund's management. A fund may also temporarily suspend the offering of its shares.

Shares are sold at the next NAV to be determined after the fund accepts the sell request. The sales proceeds are normally forwarded by bank wire to the insurance company on the next business day. In unusual circumstances, the fund may temporarily suspend the processing of sell requests. It may also postpone the payment of sales proceeds for up to seven days or longer, as allowed by federal securities laws.

--------------------------------------------------------------------------------
VALUING FUND SHARES

The NAV for each fund is determined each business day at the close of business on the New York Stock Exchange (typically 4:00 P.M. Eastern Time). The Exchange is typically open Monday through Friday.

Securities in a fund's portfolio are generally valued on the basis of market quotations and valuations provided by independent pricing services. The funds may also value securities at fair value, especially if market quotations are not readily available or if the securities' value has been materially affected by events following the close of a foreign market. Fair value is determined according to procedures approved by the funds' board of trustees. If a fund uses this method, the securities' prices may be higher or lower than the same securities held by another fund using market quotations.

--------------------------------------------------------------------------------
FUND EXPENSES

Management fees The management fees paid to the investment adviser by the John Hancock Declaration funds last year are as follows:

--------------------------------------------------------------------------------
Fund                                                             % of net assets
--------------------------------------------------------------------------------
V.A. Financial Industries Fund                                   0.80%
V.A. Strategic Income Fund                                       0.60%

Expense limitation The adviser may reduce its fee or make other arrangements to limit each fund's expenses to a specified percentage of average daily net assets. The adviser has agreed to limit temporarily each fund's expenses to 0.25% of average net assets, excluding management fees, at least until April 30, 2003. If annual expenses fall below this limitation at the end of any fund's fiscal year, the adviser can impose the full fee and recover any other payments up to the amount of the limitation.

--------------------------------------------------------------------------------
DIVIDENDS AND TAXES

All income and capital gain distributions are automatically reinvested in additional shares of the fund at net asset value and are includable in the separate accounts holding these shares. For a discussion of the tax status of your variable contract, including the tax consequences of withdrawals or other payments, refer to the prospectus of your insurance company's separate account.


8 ACCOUNT INFORMATION

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the Declaration funds. The funds' board of trustees oversees the funds' business activities and retains the services of the various firms that carry out the funds' operations.

The trustees of the Declaration funds have the power to change the funds' investment goals without shareholder or contract holder approval.

Investment adviser John Hancock Advisers, LLC, 101 Huntington Avenue, Boston, MA 02199, is the investment adviser to the funds and provides investment management and related administrative services and facilities to the funds. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. and managed $29 billion in assets as of December 31, 2001.

                             -----------------------
                                    Variable
                                contract holders
                             -----------------------

                             -----------------------
                                Insurance company
                                separate accounts
                             -----------------------

                             -----------------------
                                   Declaration
                                      funds
                             -----------------------

               ---------------------------------------------------
                               Investment adviser

                           John Hancock Advisers, LLC
                              101 Huntington Avenue
                              Boston, MA 02199-7603

                         Manages the funds' business and
                             investment activities.
               ---------------------------------------------------

               ---------------------------------------------------
                                    Custodian

                              The Bank of New York
                                 One Wall Street
                               New York, NY 10286

                      Holds the funds' assets, settles all
                      portfolio trades and collects most of
                         the valuation data required for
                          calculating each fund's NAV.
               ---------------------------------------------------

               ---------------------------------------------------
                                    Trustees

                         Oversee the funds' activities.
               ---------------------------------------------------


                                                                  FUND DETAILS 9

For more information
--------------------------------------------------------------------------------

This prospectus should be used with the variable contract/product prospectus.

Two documents are available that offer further information on the John Hancock Declaration funds:

Annual/Semiannual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the funds. The current annual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail:
John Hancock Annuity Servicing Office
529 Main St. (X-4)
Charlestown, MA 02129

By phone: 1-800-824-0335

On the Internet: www.jhfunds.com

Or you may view or obtain these documents from the SEC:

In person: at the SEC's Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-942-8090

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

By electronic request:
publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

SEC file number 811-07437

[LOGO](R)

John Hancock Funds, LLC

Member NASD
101 Huntington Avenue
Boston, MA 02199-7603

Mutual Funds
Institutional Services
Private Managed Accounts
Retirement Plans

                                (C)2002 JOHN HANCOCK FUNDS, LLC     EVA00P  5/02

                                                                    John Hancock
                                                               Declaration Funds

                                                                      Prospectus

                                                                     May 1, 2002

--------------------------------------------------------------------------------

                                                                          Equity
                                                        V.A. Relative Value Fund

                                                                          Sector
                                                  V.A. Financial Industries Fund
                                                            V.A. Technology Fund

                                                                          Income
                                                      V.A. Strategic Income Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

                                                                  [LOGO](R)
                                                              ------------------
                                                              JOHN HANCOCK FUNDS

Contents

--------------------------------------------------------------------------------

General information about      Overview                                        3
the Declaration funds.

A fund-by-fund summary         Equity
of goals, strategies, risks,       V.A. Relative Value Fund                    4
performance and financial
highlights.                    Sector
                                   V.A. Financial Industries Fund              6
                                   V.A. Technology Fund                        8

                               Income
                                   V.A. Strategic Income Fund                 10

Transaction policies and       Account information
other information affecting
your fund investment.          Buying and selling fund shares                 12
                               Valuing fund shares                            12
                               Fund expenses                                  12
                               Dividends and taxes                            12

Further information on the     Fund details
Declaration funds.
                               Business structure                             13

                               For more information                   back cover

Overview

--------------------------------------------------------------------------------

JOHN HANCOCK DECLARATION FUNDS

These funds offer investment choices for the variable annuity and variable life insurance contracts of certain insurance companies. You should read this prospectus together with the attached prospectus of the insurance product you are considering.

RISKS OF MUTUAL FUNDS

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

THE MANAGEMENT FIRM


All John Hancock Declaration funds are managed by John Hancock Advisers, LLC. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. and manages approximately $29 billion in assets.


FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[Clip Art] Goal and strategy The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[Clip Art] Main risks The major risk factors associated with the fund.

[Clip Art] Past performance The fund's total return, measured year-by-year and over time.

[Clip Art] Financial highlights A table showing the fund's financial performance for up to five years.

V.A. Relative Value Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund invests primarily in a diversified portfolio of stocks.


In managing the portfolio, the managers emphasize a value-oriented approach to individual stock selection. With the aid of proprietary financial models, the management team looks for companies that are selling at what appear to be substantial discounts to their long-term intrinsic and "franchise" values. These companies often have identifiable catalysts for growth, such as new products, business reorganizations or mergers.

The fund manages risk by typically holding between 50 and 150 large companies that are diversified across industry sectors. The management team also uses fundamental financial analysis to identify individual companies with substantial cash flows, reliable revenue streams, superior competitive positions and strong management.

The fund may attempt to take advantage of short-term market volatility by investing in corporate restructurings or pending acquisitions.


The fund may also invest in bonds and money market securities. In selecting bonds of any maturity, the managers look for the most favorable risk/return ratios. The fund may invest up to 15% of net assets in junk bonds rated as low as CC/Ca and their unrated equivalents.


The fund may invest up to 25% of assets in foreign securities (35% during adverse U.S. market conditions). The fund may also make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================


PORTFOLIO MANAGERS

Paul J. Berlinguet
----------------------------------------
Vice president of adviser
Joined fund team in 2002
Joined adviser in 2001
U.S. equity investment manager at Baring
  America Asset Management (1989-2001)
Began business career in 1986

James S. Yu, CFA
----------------------------------------
Vice president of adviser
Joined fund team in 2000
Joined adviser in 2000
Analyst at Merrill Lynch Asset
  Management (1998-2000)
Analyst at Gabelli & Company (1995-1998)
Began business career in 1991

Roger C. Hamilton
----------------------------------------
Vice president of adviser
Joined fund team in 1999
Joined adviser in 1994
Began business career in 1980

Robert J. Uek, CFA
----------------------------------------
Vice president of adviser
Joined fund team in 2002
Joined adviser in 1997
Corporate finance manager at
  Ernst & Young (1994-1997)
Began business career in 1990

Timothy N. Manning
----------------------------------------
Joined fund team in 2002
Joined adviser in 2000
Equity research associate at State Street
  Research (1996-1999)
Began business career in 1993


================================================================================


PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus), and would be lower if they did. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------

                                                   1998    1999    2000    2001
                                                  21.39%  56.65%  -4.80%  -2.81%

2002 total return as of March 31: -13.43%
Best quarter: Q4 `99, 43.25% Worst quarter: Q3 `01, -29.30%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12-31-01
--------------------------------------------------------------------------------
                                                            Fund         Index
1 year                                                      -2.81%       -11.89%
Life of fund - began 1-6-98                                 15.24%         5.50%

Index: Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock and bond market movements.The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Similarly, value stocks could under-perform growth stocks. In addition, if the managers' securities selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise and longer maturity will increase volatility. Junk bond prices can fall on bad news about the economy, an industry or a company.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================


FINANCIAL HIGHLIGHTS

[Clip Art] The financial highlights table is intended to help you understand the fund's financial performance over the time periods shown. The table details the performance of the fund's shares, including total return information showing how much an investment in the fund has increased or decreased each year. Total return information does not include variable contract charges. Inclusion of these charges would reduce the total return figures for all periods shown.

Figures audited by Ernst & Young LLP, whose report, along with the fund's financial statements, are included in the fund's annual report, which is available upon request.

------------------------------------------------------------------------------------------------------------------------------------
Period ended:                                                               12-31-98(1)        12-31-99      12-31-00      12-31-01
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                          $10.00             $12.03        $18.03        $10.64
Net investment income(2)                                                        0.11               0.10          0.02          0.02
Net realized and unrealized gain (loss) on investments                          2.02               6.65         (0.80)        (0.32)
Total from investment operations                                                2.13               6.75         (0.78)        (0.30)
Less distributions:
  From net investment income                                                   (0.10)             (0.10)        (0.02)        (0.02)
  From net realized gain                                                          --              (0.65)        (6.59)        (0.60)
  Total distributions                                                          (0.10)             (0.75)        (6.61)        (0.62)
Net asset value, end of period                                                $12.03             $18.03        $10.64         $9.72
Total investment return(3) (%)                                                 21.39(4,5)         56.65         (4.80)        (2.81)
Ratios and supplemental data
Net assets, end of period (in millions)                                          $17                $39           $39           $64
Ratio of expenses to average net assets (%)                                     0.85(6)            0.77          0.79          0.74
Ratio of adjusted expenses to average net assets(7) (%)                         1.03(6)              --            --            --
Ratio of net investment income (loss) to average net assets (%)                 1.17(6)            0.66          0.13          0.23
Portfolio turnover rate (%)                                                      242                166           164            59

(1)   Began operations on 1-6-98.
(2)   Based on the average of the shares outstanding at the end of each month.
(3)   Assumes dividend reinvestment.
(4)   Not annualized.
(5) Total return would have been lower had certain expenses not been reduced during the period shown.
(6)   Annualized.
(7) Does not take into consideration expense reductions during the period shown.

================================================================================

The following return is not audited and is not part of the audited financial highlights presented above:

Without the expense reductions, return for the period ended December 31, 1998 would have been 21.21%.

V.A. Financial Industries Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in stocks of U.S. and foreign financial services companies of any size. These companies include banks, thrifts, finance companies, brokerage and advisory firms, real estate-related firms, insurance companies and financial holding companies.

In managing the portfolio, the managers focus primarily on stock selection rather than industry allocation.

In choosing individual stocks, the managers use fundamental financial analysis to identify securities that appear comparatively undervalued. Given the industry-wide trend toward consolidation, the managers also invest in companies that appear to be positioned for a merger. The managers generally gather firsthand information about companies from interviews and company visits.

The fund may invest in U.S. and foreign bonds, including up to 5% of net assets in junk bonds (those rated below BBB/Baa and their unrated equivalents). It may also invest up to 15% of net assets in investment-grade short-term securities.

The fund may make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal circumstances, the fund may temporarily invest up to 80% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

PORTFOLIO MANAGERS

James K. Schmidt, CFA
-------------------------------------
Executive vice president of adviser
Joined fund team in 1997
Joined adviser in 1985
Began business career in 1979

Thomas M. Finucane
-------------------------------------
Vice president of adviser
Joined fund team in 1997
Joined adviser in 1990
Began business career in 1983

Thomas C. Goggins
-------------------------------------
Senior vice president of adviser
Joined fund team in 1998
Joined adviser in 1995
Began business career in 1981

================================================================================


PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus), and would be lower if they did. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                                   1998    1999    2000    2001
                                                   8.55%   1.23%  27.16% -17.51%

2002 total return as of March 31: 1.03%
Best quarter: Q3 `00, 19.95% Worst quarter: Q3 `98, -16.76%

--------------------------------------------------------------------------------
                                                Fund      Index 1      Index 2
--------------------------------------------------------------------------------
1 year                                        -17.51%      -11.89%      -10.53%
Life of fund - began 4-30-97                    9.94%        9.71%       11.06%

Index 1: Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

Index 2: Standard & Poor's Financial Index, an unmanaged index of financial sector stocks in the Standard & Poor's 500 Index.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements. The fund's management strategy has a significant influence on fund performance. Because the fund focuses on a single sector of the economy, its performance depends in large part on the performance of that sector. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across sectors. For instance, when interest rates fall or economic conditions deteriorate, the stocks of banks and financial services companies could suffer losses. Also, rising interest rates can reduce profits by narrowing the difference between these companies' borrowing and lending rates.

Stocks of financial services companies as a group could fall out of favor with the market, causing the fund to under-perform funds that focus on other types of stocks. In addition, if the managers' stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise. This risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the economy, an industry or a company.

================================================================================


FINANCIAL HIGHLIGHTS

[Clip Art] The financial highlights table is intended to help you understand the fund's financial performance over the time periods shown. The table details the performance of the fund's shares, including total return information showing how much an investment in the fund has increased or decreased each year. Total return information does not include variable contract charges. Inclusion of these charges would reduce the total return figures for all periods shown.

Figures audited by Ernst & Young LLP, whose report, along with the fund's financial statements, are included in the fund's annual report, which is available upon request.

------------------------------------------------------------------------------------------------------------------------------------
Period ended:                                                      12-31-97(1)      12-31-98    12-31-99    12-31-00    12-31-01
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                 $10.00           $13.44      $14.45      $14.46      $18.34
Net investment income(2)                                               0.11             0.18        0.11        0.06       (0.11)
Net realized and unrealized gain (loss) on investments                 3.39             0.97        0.06        3.87       (3.11)
Total from investment operations                                       3.50             1.15        0.17        3.93       (3.22)
Less distributions:
  From net investment income                                          (0.05)           (0.14)      (0.10)      (0.05)      (0.09)
  From net realized gain                                              (0.01)              --(3)    (0.05)         --       (0.47)
  Tax return of capital                                                  --               --       (0.01)         --          --
  Total distributions                                                 (0.06)           (0.14)      (0.16)      (0.05)      (0.56)
Net asset value, end of period                                       $13.44           $14.45      $14.46      $18.34      $14.56
Total investment return(4) (%)                                        35.05(5,6)        8.55        1.23       27.16      (17.51)
Ratios and supplemental data
Net assets, end of period (in millions)                                 $18              $55         $49         $71         $89
Ratio of expenses to average net assets (%)                            1.05(7)          0.92        0.90        0.90        0.89
Ratio of adjusted expenses to average net assets(8) (%)                1.39(7)            --          --          --          --
Ratio of net investment income (loss) to average net assets (%)        1.32(7)          1.25        0.77        0.36        0.71
Portfolio turnover rate (%)                                              11               38          72          41          97(9)

(1)   Began operations on 4-30-97.
(2)   Based on the average of the shares outstanding at the end of each month.
(3)   Less than $0.01 per share.
(4)   Assumes dividend reinvestment.
(5)   Not annualized.
(6) Total return would have been lower had certain expenses not been reduced during the period shown.
(7)   Annualized.
(8) Does not take into consideration expense reductions during the period shown.
(9)   Excludes merger activity.

================================================================================

The following return is not audited and is not part of the audited financial highlights presented above:

Without the expense reduction, return for the period ended December 31, 1997 would have been 34.82%.

V.A. Technology Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its assets in U.S. and foreign companies that rely extensively on technology in their product development or operations. These companies are in fields such as: computer software, hardware and Internet services; telecommunications; electronics; and data management and storage.

In managing the portfolio, the managers focus primarily on stock selection rather than industry allocation. The managers invest in companies of any size whose stocks appear to be trading below their true value, as determined by fundamental financial analysis of their business models and balance sheets as well as interviews with senior management. The fund focuses on companies that are undergoing a business change that appears to signal accelerated growth or higher earnings.

The fund may invest up to 10% of net assets in debt securities of any maturity, including bonds rated as low as CC/Ca and their unrated equivalents. (Bonds rated below BBB/Baa are considered junk bonds.)

It may also invest in certain higher-risk securities, including securities that are not publicly offered or traded, called restricted securities.

The fund may use certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal circumstances, the fund may temporarily invest more than 20% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

SUBADVISER

American Fund Advisors, Inc.
----------------------------------------
Responsible for day-to-day
  investments

Founded in 1978

Supervised by the adviser

PORTFOLIO MANAGERS

Barry J. Gordon
----------------------------------------
President of subadviser
Joined fund team in 2000
Began business career in 1971

Marc H. Klee, CFA
----------------------------------------
Executive vice president of subadviser
Joined fund team in 2000
Began business career in 1977

Alan J. Loewenstein, CFA
----------------------------------------
Senior vice president of subadviser
Joined fund team in 2000
Began business career in 1979

================================================================================

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus), and would be lower if they did. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                                                           2001
                                                                         -44.06%


2002 total return as of March 31: -3.90%
Best quarter: Q4 '01, 38.05% Worst quarter: Q3 '01, -43.64%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12-31-01
--------------------------------------------------------------------------------
                                              Fund        Index 1      Index 2
1 year                                       -44.06%      -11.89%      -29.31%
Life of fund - began 5-1-2000                -41.33%      -12.03%      -40.71%

Index 1: Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

Index 2: Russell 3000 Technology Index, an unmanaged index of technology sector stocks in the Russell 3000 Index, which represents the 3,000 largest U.S. companies based on total market capitalization.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements. The fund's management strategy has a significant influence on fund performance. Because the fund focuses on a single sector of the economy, its performance depends in large part on the performance of that sector. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across sectors.

Technology companies face special risks, and could be hurt by factors such as market saturation, price competition, obsolescence and competing technologies. Many technology companies are smaller companies that may have limited product lines and finan-cial and managerial resources, making them vulnerable to isolated business setbacks.

Stocks of technology companies as a group could fall out of favor with the market, causing the fund to underper-form funds that focus on other types of stocks. In addition, if the managers' security selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise. This risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the economy, an industry or a company.


o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.


================================================================================


FINANCIAL HIGHLIGHTS

[Clip Art] The financial highlights table is intended to help you understand the fund's financial performance over the time periods shown. The table details the performance of the fund's shares, including total return information showing how much an investment in the fund has increased or decreased each year. Total return information does not include variable contract charges. Inclusion of these charges would reduce the total return figures for all periods shown.

Figures audited by Ernst & Young LLP, whose report, along with the fund's financial statements, are included in the fund's annual report, which is available upon request.

----------------------------------------------------------------------------------------------------------------------------------
Period ended:                                                                                          12-31-00(1)       12-31-01
----------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                                                     $10.00             $7.33
Net investment income (loss)(2)                                                                            0.03             (0.02)
Net realized and unrealized loss on investments                                                           (2.69)            (3.21)
Total from investment operations                                                                          (2.66)            (3.23)
Less distributions:
  From net investment income                                                                              (0.01)               --(3)
Net asset value, end of period                                                                            $7.33             $4.10
Total return(4,5) (%)                                                                                    (26.56)(6)        (44.06)
Ratios and supplemental data
Net assets, end of period (in millions)                                                                     $14               $22
Ratio of expenses to average net assets (%)                                                                1.05(7)           1.05
Ratio of adjusted expenses to average net assets(8) (%)                                                    1.99(7)           1.08
Ratio of net investment income (loss) to average net assets (%)                                            0.62(7)          (0.45)
Portfolio turnover rate (%)                                                                                  75                29

(1)   Began operations on 5-1-00.
(2)   Based on the average of the shares outstanding at the end of each month.
(3)   Less than 0.01 per share.
(4)   Assumes dividend reinvestment.
(5) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(6)   Not annualized.
(7)   Annualized.
(8) Does not take into consideration expense reductions during the periods shown.

================================================================================

The following return is not audited and is not part of the audited financial highlights presented above:

Without the expense reductions, returns for the period or year ended December 31, 2000 and 2001 would have been (27.19%) and (44.09%), respectively.

V.A. Strategic Income Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks a high level of current income. In pursuing this goal, the fund invests primarily in the following types of securities:


o foreign government and corporate debt securities from developed and emerging markets

o     U.S. government and agency securities

o     U.S. junk bonds

The fund may also invest in preferred stock and other types of debt securities.


Although the fund invests in securities rated as low as CC/Ca and their unrated equivalents, it generally intends to keep its average credit quality in the investment-grade range (AAA to BBB). There is no limit on the fund's average maturity.

In managing the portfolio, the managers allocate assets among the three major sectors based on analysis of economic factors such as projected international interest rate movements, industry cycles and political trends. However, the managers may invest up to 100% of assets in any one sector.


Within each sector, the managers look for securities that are appropriate for the overall portfolio in terms of yield, credit quality, structure and industry distribution. In selecting securities, relative yields and risk/reward ratios are the primary considerations.

The fund may use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted or illiquid securities. In addition, the fund may invest up to 10% of net assets in U.S. or foreign stocks.

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

PORTFOLIO MANAGERS

Frederick L. Cavanaugh, Jr.
----------------------------------------
Senior vice president of adviser
Joined fund team in 1996
Joined adviser in 1986
Began business career in 1975

Daniel S. Janis III
----------------------------------------
Second vice president of adviser
Joined fund team in 1999
Joined adviser in 1999
Senior risk manager at
  BankBoston (1997-1998)
Manager of forward desk at
  Morgan Stanley (1991-1997)
Began business career in 1984

Indexes:

In the future, the adviser will compare the fund's performance to the Merrill Lynch High Yield Master II Index, Merrill Lynch Government Master Index and Salomon Smith Barney World Government Bond Index, since they more closely represent the fund's investment strategy.

================================================================================


PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus), and would be lower if they did. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                          1997     1998    1999    2000    2001
                                         11.77%    4.92%   4.82%   1.40%   4.58%

2002 total return as of March 31: 0.25%
Best quarter: Q2 `97, 6.28%  Worst quarter: Q3 `98, -2.79%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/01
--------------------------------------------------------------------------------
                                  Fund     Index 1   Index 2   Index 3   Index 4
1 year                            4.58%     8.50%     4.48%     7.18%    -0.99%
5 year                            5.44%     7.37%     3.45%     7.40%     2.16%
Life of fund - began 8-29-96      6.32%     7.84%     4.40%     7.83%     2.52%

Index 1: Lehman Brothers Government/Credit Bond Index, an unmanaged index of U.S. government, U.S. corporate and Yankee bonds.

Index 2: Merrill Lynch High Yield Master II Index, an unmanaged index consisting of U.S. dollar-denominated public corporate issues with par amounts greater than $100 million that are rated below investment grade.

Index 3: Merrill Lynch Government Master Index, an unmanaged index of fixed rate U.S. Treasury and agency securities.

Index 4: Salomon Smith Barney World Government Bond Index, an unmanaged index consisting of approximately 650 securities issued by 18 governments in various countries.

MAIN RISKS

[Clip Art] The fund's risk profile depends on its sector allocation. In general, investors should expect fluctuations in share price, yield and total return that are above average for bond funds.

When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

A fall in worldwide demand for U.S. government securities could also lower the prices of these securities.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, lower-rated bonds have higher credit risks, and their prices can fall on bad news about the economy, an industry or a company. If certain allocation strategies or certain industries or investments do not perform as the fund expects, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability. These risks are greater in emerging markets.

o If interest rate movements cause the fund's callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

o Stock investments may go down in value due to stock market movements or negative company or industry events.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

================================================================================


FINANCIAL HIGHLIGHTS

[Clip Art] The financial highlights table is intended to help you understand the fund's financial performance over the time periods shown. The table details the performance of the fund's shares, including total return information showing how much an investment in the fund has increased or decreased each year. Total return information does not include variable contract charges. Inclusion of these charges would reduce the total return figures for all periods shown.

Figures audited by Ernst & Young LLP, whose report, along with the fund's financial statements, are included in the fund's annual report, which is available upon request.

-----------------------------------------------------------------------------------------------------------------------------------
Period ended:                                                      12-31-97         12-31-98    12-31-99    12-31-00    12-31-01(1)
-----------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                 $10.30           $10.47      $10.10       $9.77       $8.97
Net investment income(2)                                               0.91             0.85        0.80        0.83        0.65
Net realized and unrealized gain (loss) on investments                 0.26            (0.35)      (0.33)      (0.71)      (0.26)
Total from investment operations                                       1.17             0.50        0.47        0.12        0.39
Less distributions:
  From net investment income                                          (0.91)           (0.85)      (0.80)      (0.83)      (0.72)
  From net realized gain                                              (0.09)           (0.02)         --       (0.09)         --
  Total distributions                                                 (1.00)           (0.87)      (0.80)      (0.92)      (0.72)
Net asset value, end of period                                       $10.47           $10.10       $9.77       $8.97       $8.64
Total investment return(3) (%)                                        11.77(4)          4.92(4)     4.82(4)     1.40        4.58
Ratios and supplemental data
Net assets, end of period (in millions)                                  $6              $15         $22         $34         $69
Ratio of expenses to average net assets (%)                            0.85             0.85        0.85        0.76        0.71
Ratio of adjusted expenses to average net assets(5) (%)                1.37             0.93        0.87          --          --
Ratio of net investment income (loss) to average net assets (%)        8.77             8.19        8.06        8.91        7.16
Portfolio turnover rate (%)                                             110               92          53(6)       53         101(6)

(1) As required, effective 1-1-01, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, and began amortizing premiums on debt securities. The effect of this change for the year ended 12-31-01 was to decrease net investment income per share by $0.07, decrease net realized and unrealized losses per share by $0.07, and, had the fund not amortized premiums on debt securities, the annualized ratio of net investment income to average net assets would have been 8.00%. Per share ratios and supplemental data for periods prior to 1-1-01 have not been restated to reflect this change in presentation.
(2)   Based on the average of the shares outstanding at the end of each month.
(3)   Assumes dividend reinvestment.
(4) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(5) Does not take into consideration expense reductions during the periods shown.
(6)   Excludes merger activity.

================================================================================

The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, returns for the period or years ended December 31, 1997, 1998 and 1999 would have been 11.25%, 4.84% and 4.80%, respectively.

Account information

--------------------------------------------------------------------------------
BUYING AND SELLING FUND SHARES

When you invest in a Declaration fund through a variable contract, your premium payments are used to buy units of an insurance company separate account that then buys shares of the fund. The shares are purchased at net asset value (NAV) and are generally credited to the separate account immediately after the fund accepts payment from the insurance company. In unusual circumstances or to protect shareholders, a fund may refuse a purchase order, especially when the adviser believes the order might be large enough to disrupt the fund's management. A fund may also temporarily suspend the offering of its shares.

Shares are sold at the next NAV to be determined after the fund accepts the sell request. The sales proceeds are normally forwarded by bank wire to the insurance company on the next business day. In unusual circumstances, the fund may temporarily suspend the processing of sell requests. It may also postpone the payment of sales proceeds for up to seven days or longer, as allowed by federal securities laws.

--------------------------------------------------------------------------------
VALUING FUND SHARES

The NAV for each fund is determined each business day at the close of business on the New York Stock Exchange (typically 4:00 P.M. Eastern Time). The Exchange is typically open Monday through Friday.

Securities in a fund's portfolio are generally valued on the basis of market quotations and valuations provided by independent pricing services. The funds may also value securities at fair value, especially if market quotations are not readily available or if the securities' value has been materially affected by events following the close of a foreign market. Fair value is determined according to procedures approved by the funds' board of trustees. If a fund uses this method, the securities' prices may be higher or lower than the same securities held by another fund using market quotations.

--------------------------------------------------------------------------------
FUND EXPENSES

Management fees The management fees paid to the investment adviser by the John Hancock Declaration funds last year are as follows:


--------------------------------------------------------------------------------
Equity Funds                                                     % of net assets
--------------------------------------------------------------------------------
V.A. Relative Value Fund                                         0.60%

--------------------------------------------------------------------------------
Sector Funds
--------------------------------------------------------------------------------
V.A. Financial Industries Fund                                   0.80%
V.A. Technology Fund                                             0.80%

--------------------------------------------------------------------------------
Income Funds
--------------------------------------------------------------------------------
V.A. Strategic Income Fund                                       0.60%

The adviser pays subadvisory fees out of its own assets and V.A. Technology Fund is not responsible for paying a fee to its sub-adviser.


Expense limitation The adviser may reduce its fee or make other arrangements to limit each fund's expenses to a specified percentage of average daily net assets. The adviser has agreed to limit temporarily each fund's expenses to 0.25% of average net assets, excluding management fees, at least until April 30, 2003. If annual expenses fall below this limitation at the end of any fund's fiscal year, the adviser can impose the full fee and recover any other payments up to the amount of the limitation.

--------------------------------------------------------------------------------
DIVIDENDS AND TAXES

All income and capital gain distributions are automatically reinvested in additional shares of the fund at net asset value and are includable in the separate accounts holding these shares. For a discussion of the tax status of your variable contract, including the tax consequences of withdrawals or other payments, refer to the prospectus of your insurance company's separate account.


12 ACCOUNT INFORMATION

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the Declaration funds. The funds' board of trustees oversees the funds' business activities and retains the services of the various firms that carry out the funds' operations.

The trustees of the Declaration funds have the power to change the funds' investment goals without shareholder or contract holder approval.


Investment adviser John Hancock Advisers, LLC, 101 Huntington Avenue, Boston, MA 02199, is the investment adviser to the funds and provides investment management and related administrative services and facilities to the funds. Founded in 1968, John Hancock Advisers managed $29 billion in open-end funds, closed-end funds, private accounts, variable annuities and retirement plans as of December 31, 2001. The firm is a wholly owned subsidiary of John Hancock Financial Services, Inc.


                             -----------------------
                                    Variable
                                contract holders
                             -----------------------

                             -----------------------
                                Insurance company
                                separate accounts
                             -----------------------

                             -----------------------
                                   Declaration
                                      funds
                             -----------------------

               ---------------------------------------------------
                                   Subadviser

                          American Fund Advisors, Inc.
                          1415 Kellum Place, Suite 205
                              Garden City, NY 11530

                          Provides portfolio management
                            to V.A. Technology Fund.
               ---------------------------------------------------

               ---------------------------------------------------
                               Investment adviser

                           John Hancock Advisers, LLC
                              101 Huntington Avenue
                              Boston, MA 02199-7603

                         Manages the funds' business and
                             investment activities.
               ---------------------------------------------------

               ---------------------------------------------------
                                    Custodian

                              The Bank of New York
                                 One Wall Street
                               New York, NY 10286

                      Holds the funds' assets, settles all
                      portfolio trades and collects most of
                         the valuation data required for
                          calculating each fund's NAV.
               ---------------------------------------------------

               ---------------------------------------------------
                                    Trustees

                         Oversee the funds' activities.
               ---------------------------------------------------


                                                                 FUND DETAILS 13

For more information
--------------------------------------------------------------------------------

This prospectus should be used with the variable contract/product prospectus.

Two documents are available that offer further information on the John Hancock Declaration funds:

Annual/Semiannual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the funds. The current annual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail:
John Hancock Annuity Servicing Office
529 Main St. (X-4)
Charlestown, MA 02129

By phone: 1-800-824-0335

On the Internet: www.jhfunds.com

Or you may view or obtain these documents from the SEC:

In person: at the SEC's Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-942-8090

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

By electronic request:
publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

SEC file number 811-07437

[LOGO](R)
[OLYMPIC LOGO]
WORLDWIDE SPONSOR

John Hancock Funds, LLC

MEMBER NASD
101 Huntington Avenue
Boston, MA 02199-7603

www.jhfunds.com

Mutual Funds
Institutional Services
Private Managed Accounts
Retirement Plans


                               (C)2002 JOHN HANCOCK FUNDS, LLC       RVA00P 5/02

                                                                    John Hancock
                                                               Declaration Funds

                                                                      Prospectus

                                                                     May 1, 2002

--------------------------------------------------------------------------------

                                                                          Equity
                                                        V.A. Relative Value Fund
                                                   V.A. Sovereign Investors Fund

                                                                          Sector
                                                  V.A. Financial Industries Fund

                                                                          Income
                                                      V.A. Strategic Income Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

                                                                  [LOGO](R)
                                                              ------------------
                                                              JOHN HANCOCK FUNDS

Contents

--------------------------------------------------------------------------------

General information about     Overview                                         3
the Declaration funds.

A fund-by-fund summary of     Equity
goals, strategies, risks,         V.A. Relative Value Fund                     4
performance and financial         V.A. Sovereign Investors Fund                6
highlights.
                              Sector
                                  V.A. Financial Industries Fund               8

                              Income
                                  V.A. Strategic Income Fund                  10

Transaction policies and      Account information
other information affecting
your fund investment.         Buying and selling fund shares                  12
                              Valuing fund shares                             12
                              Fund expenses                                   12
                              Dividends and taxes                             12

Further information on the    Fund details
Declaration funds.
                              Business structure                              13

                              For more information                    back cover

Overview

--------------------------------------------------------------------------------

JOHN HANCOCK DECLARATION FUNDS

These funds offer investment choices for the variable annuity and variable life insurance contracts of certain insurance companies. You should read this prospectus together with the attached prospectus of the insurance product you are considering.

RISKS OF MUTUAL FUNDS

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

THE MANAGEMENT FIRM


All John Hancock Declaration funds are managed by John Hancock Advisers, LLC. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. and manages approximately $29 billion in assets.


FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[Clip Art] Goal and strategy The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[Clip Art] Main risks The major risk factors associated with the fund.

[Clip Art] Past performance The fund's total return, measured year-by-year and over time.

[Clip Art] Financial highlights A table showing the fund's financial performance for up to five years.

V.A. Relative Value Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund invests primarily in a diversified portfolio of stocks.


In managing the portfolio, the managers emphasize a value-oriented approach to individual stock selection. With the aid of proprietary financial models, the management team looks for companies that are selling at what appear to be substantial discounts to their long-term intrinsic and "franchise" values. These companies often have identifiable catalysts for growth, such as new products, business reorganizations or mergers.

The fund manages risk by typically holding between 50 and 150 large companies that are diversified across industry sectors. The management team also uses fundamental financial analysis to identify individual companies with substantial cash flows, reliable revenue streams, superior competitive positions and strong management.

The fund may attempt to take advantage of short-term market volatility by investing in corporate restructurings or pending acquisitions.


The fund may also invest in bonds and money market securities. In selecting bonds of any maturity, the managers look for the most favorable risk/return ratios. The fund may invest up to 15% of net assets in junk bonds rated as low as CC/Ca and their unrated equivalents.


The fund may invest up to 25% of assets in foreign securities (35% during adverse U.S. market conditions). The fund may also make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================

PORTFOLIO MANAGERS

Paul J. Berlinguet
-----------------------------------------
Vice president of adviser
Joined fund team in 2002
Joined adviser in 2001
U.S. equity investment manager at Baring
  America Asset Management (1989-2001)
Began business career in 1986

James S. Yu, CFA
-----------------------------------------
Vice president of adviser
Joined fund team in 2000
Joined adviser in 2000
Analyst at Merrill Lynch Asset
  Management (1998-2000)
Analyst at Gabelli & Company (1995-1998)
Began business career in 1991

Roger C. Hamilton
-----------------------------------------
Vice president of adviser
Joined fund team in 1999
Joined adviser in 1994
Began business career in 1980

Robert J. Uek, CFA
-----------------------------------------
Vice president of adviser
Joined fund team in 2002
Joined adviser in 1997
Corporate finance manager at
  Ernst & Young (1994-1997)
Began business career in 1990

Timothy N. Manning
-----------------------------------------
Joined fund team in 2002
Joined adviser in 2000
Equity research associate at State Street
  Research (1996-1999)
Began business career in 1993

================================================================================


PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus), and would be lower if they did. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                                   1998    1999    2000    2001
                                                  21.39%  56.65%  -4.80%  -2.81%

2002 total return as of March 31: -13.43%
Best quarter: Q4 `99, 43.25% Worst quarter: Q3 `01, -29.30%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12-31-01
--------------------------------------------------------------------------------
                                                           Fund           Index
1 year                                                    -2.81%         -11.89%
Life of fund - began 1-6-98                               15.24%           5.50%

Index: Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock and bond market movements. The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks.

Similarly, value stocks could under-perform growth stocks. In addition, if the managers' securities selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise and longer maturity will increase volatility. Junk bond prices can fall on bad news about the economy, an industry or a company.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================


FINANCIAL HIGHLIGHTS

[Clip Art] The financial highlights table is intended to help you understand the fund's financial performance over the time periods shown. The table details the performance of the fund's shares, including total return information showing how much an investment in the fund has increased or decreased each year. Total return information does not include variable contract charges. Inclusion of these charges would reduce the total return figures for all periods shown.

Figures audited by Ernst & Young LLP, whose report, along with the fund's financial statements, are included in the fund's annual report, which is available upon request.

------------------------------------------------------------------------------------------------------------------------------------
Period ended:                                                               12-31-98(1)        12-31-99      12-31-00      12-31-01
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                          $10.00             $12.03        $18.03        $10.64
Net investment income(2)                                                        0.11               0.10          0.02          0.02
Net realized and unrealized gain (loss) on investments                          2.02               6.65         (0.80)        (0.32)
Total from investment operations                                                2.13               6.75         (0.78)        (0.30)
Less distributions:
  From net investment income                                                   (0.10)             (0.10)        (0.02)        (0.02)
  From net realized gain                                                          --              (0.65)        (6.59)        (0.60)
  Total distributions                                                          (0.10)             (0.75)        (6.61)        (0.62)
Net asset value, end of period                                                $12.03             $18.03        $10.64         $9.72
Total investment return(3) (%)                                                 21.39(4,5)         56.65         (4.80)        (2.81)
Ratios and supplemental data
Net assets, end of period (in millions)                                          $17                $39           $39           $64
Ratio of expenses to average net assets (%)                                     0.85(6)            0.77          0.79          0.74
Ratio of adjusted expenses to average net assets(7) (%)                         1.03(6)              --            --            --
Ratio of net investment income (loss) to average net assets (%)                 1.17(6)            0.66          0.13          0.23
Portfolio turnover rate (%)                                                      242                166           164            59

(1)   Began operations on 1-6-98.
(2)   Based on the average of the shares outstanding at the end of each month.
(3)   Assumes dividend reinvestment.
(4)   Not annualized.
(5) Total return would have been lower had certain expenses not been reduced during the period shown.
(6)   Annualized.
(7) Does not take into consideration expense reductions during the period shown.

================================================================================

The following return is not audited and is not part of the audited financial highlights presented above:

Without the expense reductions, return for the period ended December 31, 1998 would have been 21.21%.

V.A. Sovereign Investors Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks long-term growth of capital and income without assuming undue market risks. To pursue these goals, the fund normally invests at least 80% of its stock investments in a diversified portfolio of companies with market capitalizations within the range of the Standard & Poor's 500 Index. On March 31, 2002, that range was $439 million to $372 billion.


At least 65% of the fund's stock investments are "dividend performers" -- companies whose dividend payments have increased steadily for ten years. In managing the portfolio, the managers use fundamental financial analysis to identify individual companies with high-quality income statements, substantial cash reserves and identifiable catalysts for growth, which may be new products or benefits from industry-wide growth. The managers generally visit companies to evaluate the strength and consistency of their management strategy. Finally, the managers look for stocks that are reasonably priced relative to their earnings and industry. Historically, companies that meet these criteria have tended to have large or medium capitalizations.

The fund may not invest more than 5% of assets in any one security. The fund may invest in bonds of any maturity, with up to 5% of assets in junk bonds rated as low as C and their unrated equivalents.

The fund typically invests in U.S. companies but may invest in dollar-denominated foreign securities. It may also make limited use of certain derivatives (investments whose value is based on indexes).

Under normal conditions, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================

PORTFOLIO MANAGERS

John F. Snyder III
---------------------------------------
Executive vice president of adviser
Joined fund team in 1996
Joined adviser in 1991
Began business career in 1971

Barry H. Evans, CFA
---------------------------------------
Senior vice president of adviser
Joined fund team in 1996
Joined adviser in 1986
Began business career in 1986


Peter M. Schofield, CFA
---------------------------------------
Vice president of adviser
Joined fund team in 1996
Joined adviser in 1996
Began business career in 1984


================================================================================


PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus), and would be lower if they did. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                          1997     1998    1999    2000    2001
                                         28.43%   16.87%   3.84%  -0.33%  -5.56%

2002 total return as of March 31: -0.46%
Best quarter: Q4 `98, 15.75%  Worst quarter: Q1 `01, -9.03%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12-31-01
--------------------------------------------------------------------------------
                                                           Fund           Index
1 year                                                    -5.56%         -11.89%
5 year                                                     7.97%          10.70%
Life of fund - began 8-29-96                               9.06%          12.39%

Index: Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock and bond market movements.

The fund's management strategy has a significant influence on fund performance. Large- or medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small-capitalization stocks. Medium-capitalization stocks tend to be more volatile than stocks of larger companies. In addition, if the managers' securities selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise and longer maturity will increase volatility. Junk bond prices can fall on bad news about the economy, an industry or a company.

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including inadequate or inaccurate financial information and social or political instability.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================


FINANCIAL HIGHLIGHTS

[Clip Art] The financial highlights table is intended to help you understand the fund's financial performance over the time periods shown. The table details the performance of the fund's shares, including total return information showing how much an investment in the fund has increased or decreased each year. Total return information does not include variable contract charges. Inclusion of these charges would reduce the total return figures for all periods shown.

Figures audited by Ernst & Young LLP, whose report, along with the fund's financial statements, are included in the fund's annual report, which is available upon request.

------------------------------------------------------------------------------------------------------------------------------------
Period ended:                                                               12-31-97      12-31-98   12-31-99   12-31-00   12-31-01
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                          $10.74        $13.59     $15.61     $15.96     $15.69
Net investment income(1)                                                        0.22          0.27       0.24       0.21       0.24
Net realized and unrealized gain (loss) on investments                          2.82          2.00       0.35      (0.27)     (1.12)
Total from investment operations                                                3.04          2.27       0.59      (0.06)     (0.88)
Less distributions:
  From net investment income                                                   (0.18)        (0.25)     (0.24)     (0.21)     (0.24)
  From net realized gain                                                       (0.01)           --         --         --         --
  Tax return of capital                                                           --            --         --(2)      --         --
  Total distributions                                                          (0.19)        (0.25)     (0.24)     (0.21)     (0.24)
Net asset value, end of period                                                $13.59        $15.61     $15.96     $15.69     $14.57
Total investment return(3) (%)                                                 28.43(4)      16.88       3.84      (0.33)     (5.56)
Ratios and supplemental data
Net assets, end of period (in millions)                                          $12           $34        $50        $55        $64
Ratio of expenses to average net assets (%)                                     0.85          0.74       0.70       0.72       0.70
Ratio of adjusted expenses to average net assets(5) (%)                         1.16            --         --         --         --
Ratio of net investment income (loss) to average net assets (%)                 1.81          1.88       1.57       1.37       1.63
Portfolio turnover rate (%)                                                       11            19         26         46         77

(1)   Based on the average of the shares outstanding at the end of each month.
      (2) Less than $0.01 per share.
(3)   Assumes dividend reinvestment.
(4) Total return would have been lower had certain expenses not been reduced during the period shown.
(5) Does not take into consideration expense reductions during the period shown

================================================================================

The following return is not audited and is not part of the audited financial highlights presented above:

Without the expense reduction, return for the period ended December 31, 1997 would have been 28.12%.

V.A. Financial Industries Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in stocks of U.S. and foreign financial services companies of any size. These companies include banks, thrifts, finance companies, brokerage and advisory firms, real estate-related firms, insurance companies and financial holding companies.

In managing the portfolio, the managers focus primarily on stock selection rather than industry allocation.

In choosing individual stocks, the managers use fundamental financial analysis to identify securities that appear comparatively undervalued. Given the industry-wide trend toward consolidation, the managers also invest in companies that appear to be positioned for a merger. The managers generally gather firsthand information about companies from interviews and company visits.

The fund may invest in U.S. and foreign bonds, including up to 5% of net assets in junk bonds (those rated below BBB/Baa and their unrated equivalents). It may also invest up to 15% of net assets in investment-grade short-term securities.

The fund may make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal circumstances, the fund may temporarily invest up to 80% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

PORTFOLIO MANAGERS

James K. Schmidt, CFA
--------------------------------------
Executive vice president of adviser
Joined fund team in 1997
Joined adviser in 1985
Began business career in 1979

Thomas M. Finucane
--------------------------------------
Vice president of adviser
Joined fund team in 1997
Joined adviser in 1990
Began business career in 1983

Thomas C. Goggins
--------------------------------------
Senior vice president of adviser
Joined fund team in 1998
Joined adviser in 1995
Began business career in 1981

================================================================================


PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus), and would be lower if they did. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                                   1998    1999    2000    2001
                                                   8.55%   1.23%  27.16% -17.51%

2002 total return as of March 31: 1.03%
Best quarter: Q3 `00, 19.95% Worst quarter: Q3 `98, -16.76%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12-31-01
--------------------------------------------------------------------------------
                                                Fund      Index 1       Index 2
1 year                                        -17.51%      -11.89%      -10.53%
Life of fund - began 4-30-97                    9.94%        9.71%       11.06%

Index 1: Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

Index 2: Standard & Poor's Financial Index, an unmanaged index of financial sector stocks in the Standard & Poor's 500 Index.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements. The fund's management strategy has a significant influence on fund performance. Because the fund focuses on a single sector of the economy, its performance depends in large part on the performance of that sector. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across sectors. For instance, when interest rates fall or economic conditions deteriorate, the stocks of banks and financial services companies could suffer losses. Also, rising interest rates can reduce profits by narrowing the difference between these companies' borrowing and lending rates.

Stocks of financial services companies as a group could fall out of favor with the market, causing the fund to under perform funds that focus on other types of stocks. In addition, if the managers' stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise. This risk is greater for longer maturity bonds. Junk bond prices can fall on bad news about the economy, an industry or a company.

================================================================================


FINANCIAL HIGHLIGHTS

[Clip Art] The financial highlights table is intended to help you understand the fund's financial performance over the time periods shown. The table details the performance of the fund's shares, including total return information showing how much an investment in the fund has increased or decreased each year. Total return information does not include variable contract charges. Inclusion of these charges would reduce the total return figures for all periods shown.

Figures audited by Ernst & Young LLP, whose report, along with the fund's financial statements, are included in the fund's annual report, which is available upon request.

-----------------------------------------------------------------------------------------------------------------------------------
Period ended:                                                              12-31-97(1)    12-31-98  12-31-99  12-31-00  12-31-01
-----------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                         $10.00         $13.44    $14.45    $14.46    $18.34
Net investment income(2)                                                       0.11           0.18      0.11      0.06     (0.11)
Net realized and unrealized gain (loss) on investments                         3.39           0.97      0.06      3.87     (3.11)
Total from investment operations                                               3.50           1.15      0.17      3.93     (3.22)
Less distributions:
  From net investment income                                                  (0.05)         (0.14)    (0.10)    (0.05)    (0.09)
  From net realized gain                                                      (0.01)            --(3)  (0.05)       --     (0.47)
  Tax return of capital                                                          --             --     (0.01)       --        --
  Total distributions                                                         (0.06)         (0.14)    (0.16)    (0.05)    (0.56)
Net asset value, end of period                                               $13.44         $14.45    $14.46    $18.34    $14.56
Total investment return(4) (%)                                                35.05(5,6)      8.55      1.23     27.16    (17.51)
Ratios and supplemental data
Net assets, end of period (in millions)                                         $18            $55       $49       $71       $89
Ratio of expenses to average net assets (%)                                    1.05(7)        0.92      0.90      0.90      0.89
Ratio of adjusted expenses to average net assets(8) (%)                        1.39(7)          --        --        --        --
Ratio of net investment income (loss) to average net assets (%)                1.32(7)        1.25      0.77      0.36      0.71
Portfolio turnover rate (%)                                                      11             38        72        41        97(9)

(1)   Began operations on 4-30-97.
(2)   Based on the average of the shares outstanding at the end of each month.
(3)   Less than $0.01 per share.
(4)   Assumes dividend reinvestment.
(5)   Not annualized.
(6) Total return would have been lower had certain expenses not been reduced during the period shown.
(7)   Annualized.
(8) Does not take into consideration expense reductions during the period shown.
(9)   Excludes merger activity.

================================================================================

The following return is not audited and is not part of the audited financial highlights presented above:

Without the expense reduction, return for the period ended December 31, 1997 would have been 34.82%.

V.A. Strategic Income Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks a high level of current income. In pursuing this goal, the fund invests primarily in the following types of securities:


o foreign government and corporate debt securities from developed and emerging markets

o     U.S. government and agency securities

o     U.S. junk bonds

The fund may also invest in preferred stock and other types of debt securities.


Although the fund invests in securities rated as low as CC/Ca and their unrated equivalents, it generally intends to keep its average credit quality in the investment-grade range (AAA to BBB). There is no limit on the fund's average maturity.

In managing the portfolio, the managers allocate assets among the three major sectors based on analysis of economic factors such as projected international interest rate movements, industry cycles and political trends. However, the managers may invest up to 100% of assets in any one sector.


Within each sector, the managers look for securities that are appropriate for the overall portfolio in terms of yield, credit quality, structure and industry distribution. In selecting securities, relative yields and risk/reward ratios are the primary considerations.

The fund may use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted or illiquid securities. In addition, the fund may invest up to 10% of net assets in U.S. or foreign stocks.

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

PORTFOLIO MANAGERS

Frederick L. Cavanaugh, Jr.
-----------------------------------
Senior vice president of adviser
Joined fund team in 1996
Joined adviser in 1986
Began business career in 1975

Daniel S. Janis III
-----------------------------------
Second vice president of adviser
Joined fund team in 1999
Joined adviser in 1999
Senior risk manager at
 BankBoston (1997-1998)
Manager of forward desk at
 Morgan Stanley (1991-1997)
Began business career in 1984

Indexes:

In the future, the adviser will compare the fund's performance to the Merrill Lynch High Yield Master II Index, Merrill Lynch Government Master Index and Salomon Smith Barney World Government Bond Index, since they more closely represent the fund's investment strategy.

================================================================================

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus), and would be lower if they did. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                          1997     1998    1999    2000    2001
                                         11.77%    4.92%   4.82%   1.40%   4.58%

2002 total return as of March 31: 0.25%
Best quarter: Q2 `97, 6.28%  Worst quarter: Q3 `98, -2.79%

-----------------------------------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12-31-01
-----------------------------------------------------------------------------------------------------------
                                          Fund            Index 1        Index 2      Index 3       Index 4
1 year                                    4.58%            8.50%          4.48%        7.18%         -0.99%
5 year                                    5.44%            7.37%          3.45%        7.40%          2.16%
Life of fund - began 8-29-96              6.32%            7.84%          4.40%        7.83%          2.52%

Index 1: Lehman Brothers Government/Credit Bond Index, an unmanaged index of U.S. government, U.S. corporate and Yankee bonds.

Index 2: Merrill Lynch High Yield Master II Index, an unmanaged index consisting of U.S. dollar-denominated public corporate issues with par amounts greater than $100 million that are rated below investment grade.

Index 3: Merrill Lynch Government Master Index, an unmanaged index of fixed rate U.S. Treasury and agency securities.

Index 4: Salomon Smith Barney World Government Bond Index, an unmanaged index consisting of approximately 650 securities issued by 18 governments in various countries.

MAIN RISKS

[Clip Art] The fund's risk profile depends on its sector allocation. In general, investors should expect fluctuations in share price, yield and total return that are above average for bond funds.

When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

A fall in worldwide demand for U.S. government securities could also lower the prices of these securities.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, lower-rated bonds have higher credit risks, and their prices can fall on bad news about the economy, an industry or a company. If certain allocation strategies or certain industries or investments do not perform as the fund expects, the fund could under-perform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability. These risks are greater in emerging markets.

o If interest rate movements cause the fund's callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

o Stock investments may go down in value due to stock market movements or negative company or industry events.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

================================================================================


FINANCIAL HIGHLIGHTS

[Clip Art] The financial highlights table is intended to help you understand the fund's financial performance over the time periods shown. The table details the performance of the fund's shares, including total return information showing how much an investment in the fund has increased or decreased each year. Total return information does not include variable contract charges. Inclusion of these charges would reduce the total return figures for all periods shown.

Figures audited by Ernst & Young LLP, whose report, along with the fund's financial statements, are included in the fund's annual report, which is available upon request.

-----------------------------------------------------------------------------------------------------------------------------------
Period ended:                                                              12-31-97      12-31-98  12-31-99  12-31-00  12-31-01(1)
-----------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                         $10.30        $10.47    $10.10     $9.77     $8.97
Net investment income(2)                                                       0.91          0.85      0.80      0.83      0.65
Net realized and unrealized gain (loss) on investments                         0.26         (0.35)    (0.33)    (0.71)    (0.26)
Total from investment operations                                               1.17          0.50      0.47      0.12      0.39
Less distributions:
  From net investment income                                                  (0.91)        (0.85)    (0.80)    (0.83)    (0.72)
  From net realized gain                                                      (0.09)        (0.02)       --     (0.09)       --
  Total distributions                                                         (1.00)        (0.87)    (0.80)    (0.92)    (0.72)
Net asset value, end of period                                               $10.47        $10.10     $9.77     $8.97     $8.64
Total investment return(3) (%)                                                11.77(4)       4.92(4)   4.82(4)   1.40      4.58
Ratios and supplemental data
Net assets, end of period (in millions)                                          $6           $15       $22       $34       $69
Ratio of expenses to average net assets (%)                                    0.85          0.85      0.85      0.76      0.71
Ratio of adjusted expenses to average net assets(5) (%)                        1.37          0.93      0.87        --        --
Ratio of net investment income (loss) to average net assets (%)                8.77          8.19      8.06      8.91      7.16
Portfolio turnover rate (%)                                                     110            92        53(6)     53       101(6)

(1) As required, effective 1-1-01, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, and began amortizing premiums on debt securities. The effect of this change for the year ended 12-31-01 was to decrease net investment income per share by $0.07, decrease net realized and unrealized losses per share by $0.07, and, had the fund not amortized premiums on debt securities, the annualized ratio of net investment income to average net assets would have been 8.00%. Per share ratios and supplemental data for periods prior to 1-1-01 have not been restated to reflect this change in presentation.
(2)   Based on the average of the shares outstanding at the end of each month.
(3)   Assumes dividend reinvestment.
(4) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(5) Does not take into consideration expense reductions during the periods shown.
(6)   Excludes merger activity.

================================================================================

The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, returns for the period or years ended December 31, 1997, 1998 and 1999 would have been 11.25%, 4.84% and 4.80%, respectively.

Account information

--------------------------------------------------------------------------------
BUYING AND SELLING FUND SHARES

When you invest in a Declaration fund through a variable contract, your premium payments are used to buy units of an insurance company separate account that then buys shares of the fund. The shares are purchased at net asset value (NAV) and are generally credited to the separate account immediately after the fund accepts payment from the insurance company. In unusual circumstances or to protect shareholders, a fund may refuse a purchase order, especially when the adviser believes the order might be large enough to disrupt the fund's management. A fund may also temporarily suspend the offering of its shares.

Shares are sold at the next NAV to be determined after the fund accepts the sell request. The sales proceeds are normally forwarded by bank wire to the insurance company on the next business day. In unusual circumstances, the fund may temporarily suspend the processing of sell requests. It may also postpone the payment of sales proceeds for up to seven days or longer, as allowed by federal securities laws.

--------------------------------------------------------------------------------
VALUING FUND SHARES

The NAV for each fund is determined each business day at the close of business on the New York Stock Exchange (typically 4:00 P.M. Eastern Time). The Exchange is typically open Monday through Friday.

Securities in a fund's portfolio are generally valued on the basis of market quotations and valuations provided by independent pricing services. The funds may also value securities at fair value, especially if market quotations are not readily available or if the securities' value has been materially affected by events following the close of a foreign market. Fair value is determined according to procedures approved by the funds' board of trustees. If a fund uses this method, the securities' prices may be higher or lower than the same securities held by another fund using market quotations.

--------------------------------------------------------------------------------
FUND EXPENSES

Management fees The management fees paid to the investment adviser by the John Hancock Declaration funds last year are as follows:


--------------------------------------------------------------------------------
Equity Funds                                                     % of net assets
--------------------------------------------------------------------------------
V.A. Relative Value Fund                                         0.60%
V.A. Sovereign Investors Fund                                    0.60%

--------------------------------------------------------------------------------
Sector Funds
--------------------------------------------------------------------------------
V.A. Financial Industries Fund                                   0.80%

--------------------------------------------------------------------------------
Income Funds
--------------------------------------------------------------------------------
V.A. Strategic Income Fund                                       0.60%




Expense limitation The adviser may reduce its fee or make other arrangements to limit each fund's expenses to a specified percentage of average daily net assets. The adviser has agreed to limit temporarily each fund's expenses to 0.25% of average net assets, excluding management fees, at least until April 30, 2003. If annual expenses fall below this limitation at the end of any fund's fiscal year, the adviser can impose the full fee and recover any other payments up to the amount of the limitation.


--------------------------------------------------------------------------------
DIVIDENDS AND TAXES

All income and capital gain distributions are automatically reinvested in additional shares of the fund at net asset value and are includable in the separate accounts holding these shares. For a discussion of the tax status of your variable contract, including the tax consequences of withdrawals or other payments, refer to the prospectus of your insurance company's separate account.


12 ACCOUNT INFORMATION

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the Declaration funds. The funds' board of trustees oversees the funds' business activities and retains the services of the various firms that carry out the funds' operations.

The trustees of the Declaration funds have the power to change the funds' investment goals without shareholder or contract holder approval.


Investment adviser John Hancock Advisers, LLC, 101 Huntington Avenue, Boston, MA 02199, is the investment adviser to the funds and provides investment management and related administrative services and facilities to the funds. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. and managed $29 billion in assets as of December 31, 2001.


                             -----------------------
                                    Variable
                                contract holders
                             -----------------------

                             -----------------------
                                Insurance company
                                separate accounts
                             -----------------------

                             -----------------------
                                   Declaration
                                      funds
                             -----------------------

               ---------------------------------------------------
                               Investment adviser

                           John Hancock Advisers, LLC
                              101 Huntington Avenue
                              Boston, MA 02199-7603

                         Manages the funds' business and
                             investment activities.
               ---------------------------------------------------

               ---------------------------------------------------
                                    Custodian

                              The Bank of New York
                                 One Wall Street
                               New York, NY 10286

                      Holds the funds' assets, settles all
                      portfolio trades and collects most of
                         the valuation data required for
                          calculating each fund's NAV.
               ---------------------------------------------------

               ---------------------------------------------------
                                    Trustees

                         Oversee the funds' activities.
               ---------------------------------------------------


                                                                 FUND DETAILS 13

For more information
--------------------------------------------------------------------------------

This prospectus should be used with the variable contract/product prospectus.

Two documents are available that offer further information on the John Hancock Declaration funds:

Annual/Semiannual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the funds. The current annual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail:
John Hancock Annuity Servicing Office
529 Main St. (X-4)
Charlestown, MA 02129

By phone: 1-800-824-0335

On the Internet: www.jhfunds.com

Or you may view or obtain these documents from the SEC:

In person: at the SEC's Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-942-8090

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

By electronic request:
publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

SEC file number 811-07437


[LOGO](R)
[OLYMPIC LOGO]
WORLDWIDE SPONSOR

John Hancock Funds, LLC

MEMBER NASD
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Boston, MA 02199-7603

www.jhfunds.com

Mutual Funds
Institutional Services
Private Managed Accounts
Retirement Plans

                                 (C)2002 JOHN HANCOCK FUNDS, LLC     VA00P  5/02

                                                                    John Hancock
                                                               Declaration Funds

                                                                      Prospectus

                                                                     May 1, 2002

--------------------------------------------------------------------------------

                                                   V.A. Sovereign Investors Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

                                                                  [LOGO](R)
                                                              ------------------
                                                              JOHN HANCOCK FUNDS

Contents

--------------------------------------------------------------------------------

A summary of the fund's       V.A. Sovereign Investors Fund                    4
goals, strategies, risks,
performance and financial
highlights.

Transaction policies and      Account information
other information affecting
your fund investment.         Buying and selling fund shares                   6
                              Valuing fund shares                              6
                              Fund expenses                                    6
                              Dividends and taxes                              6

Further information on the    Fund details
fund.
                              Business structure                               7

                              For more information                    back cover

V.A. Sovereign Investors Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks long-term growth of capital and income without assuming undue market risks. To pursue these goals, the fund normally invests at least 80% of its stock investments in a diversified portfolio of companies with market capitalizations within the range of the Standard & Poor's 500 Index. On March 31, 2002, that range was $439 million to $372 billion.


At least 65% of the fund's stock investments are "dividend performers" -- companies whose dividend payments have increased steadily for ten years. In managing the portfolio, the managers use fundamental financial analysis to identify individual companies with high-quality income statements, substantial cash reserves and identifiable catalysts for growth, which may be new products or benefits from industry-wide growth. The managers generally visit companies to evaluate the strength and consistency of their management strategy. Finally, the managers look for stocks that are reasonably priced relative to their earnings and industry. Historically, companies that meet these criteria have tended to have large or medium capitalizations.

The fund may not invest more than 5% of assets in any one security. The fund may invest in bonds of any maturity, with up to 5% of assets in junk bonds rated as low as C and their unrated equivalents.

The fund typically invests in U.S. companies but may invest in dollar-denominated foreign securities. It may also make limited use of certain derivatives (investments whose value is based on indexes).

Under normal conditions, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================

PORTFOLIO MANAGERS

John F. Snyder III
-------------------------------------
Executive vice president of adviser
Joined fund team in 1996
Joined adviser in 1991
Began business career in 1971

Barry H. Evans, CFA
-------------------------------------
Senior vice president of adviser
Joined fund team in 1996
Joined adviser in 1986
Began business career in 1986


Peter M. Schofield, CFA
-------------------------------------
Vice president of adviser
Joined fund team in 1996
Joined adviser in 1996
Began business career in 1984


================================================================================


PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus), and would be lower if they did. Past performance does not indicate future results.


--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                          1997     1998    1999    2000    2001
                                         28.43%   16.87%   3.84%  -0.33%  -5.56%


2002 total return as of March 31: -0.46%
Best quarter: Q4 `98, 15.75%  Worst quarter: Q1 `01, -9.03%


--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12-31-01
--------------------------------------------------------------------------------
                                                            Fund         Index
1 year                                                     -5.56%       -11.89%
5 year                                                      7.97%        10.70%
Life of fund - began 8-29-96                                9.06%        12.39%

Index: Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock and bond market movements.

The fund's management strategy has a significant influence on fund performance. Large- or medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small-capitalization stocks. Medium-capitalization stocks tend to be more volatile than stocks of larger companies. In addition, if the managers' securities selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise and longer maturity will increase volatility. Junk bond prices can fall on bad news about the economy, an industry or a company.

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including inadequate or inaccurate financial information and social or political instability.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================


FINANCIAL HIGHLIGHTS

[Clip Art] The financial highlights table is intended to help you understand the fund's financial performance over the time periods shown. The table details the performance of the fund's shares, including total return information showing how much an investment in the fund has increased or decreased each year. Total return information does not include variable contract charges. Inclusion of these charges would reduce the total return figures for all periods shown.

Figures audited by Ernst & Young LLP, whose report, along with the fund's financial statements, are included in the fund's annual report, which is available upon request.

------------------------------------------------------------------------------------------------------------------------------------
Period ended:                                                           12-31-97       12-31-98    12-31-99    12-31-00    12-31-01
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                      $10.74         $13.59      $15.61      $15.96      $15.69
Net investment income(1)                                                    0.22           0.27        0.24        0.21        0.24
Net realized and unrealized gain (loss) on investments                      2.82           2.00        0.35       (0.27)      (1.12)
Total from investment operations                                            3.04           2.27        0.59       (0.06)      (0.88)
Less distributions:
  From net investment income                                               (0.18)         (0.25)      (0.24)      (0.21)      (0.24)
  From net realized gain                                                   (0.01)            --          --          --          --
  Tax return of capital                                                       --             --          --(2)       --          --
  Total distributions                                                      (0.19)         (0.25)      (0.24)      (0.21)      (0.24)
Net asset value, end of period                                            $13.59         $15.61      $15.96      $15.69      $14.57
Total investment return(3) (%)                                             28.43(4)       16.88        3.84       (0.33)      (5.56)
Ratios and supplemental data
Net assets, end of period (in millions)                                      $12            $34         $50         $55         $64
Ratio of expenses to average net assets (%)                                 0.85           0.74        0.70        0.72        0.70
Ratio of adjusted expenses to average net assets(5) (%)                     1.16             --          --          --          --
Ratio of net investment income (loss) to average net assets (%)             1.81           1.88        1.57        1.37        1.63
Portfolio turnover rate (%)                                                   11             19          26          46          77

(1)   Based on the average of the shares outstanding at the end of each month.
(2)   Less than $0.01 per share.
(3)   Assumes dividend reinvestment.
(4) Total return would have been lower had certain expenses not been reduced during the period shown.
(5) Does not take into consideration expense reductions during the period shown.

================================================================================

The following return is not audited and is not part of the audited financial highlights presented above:

Without the expense reduction, return for the period ended December 31, 1997 would have been 28.12%.

Account information

--------------------------------------------------------------------------------
BUYING AND SELLING FUND SHARES

When you invest in the fund through a variable contract, your premium payments are used to buy units of an insurance company separate account that then buys shares of the fund. The shares are purchased at net asset value (NAV) and are generally credited to the separate account immediately after the fund accepts payment from the insurance company. In unusual circumstances or to protect shareholders, the fund may refuse a purchase order, especially when the adviser believes the order might be large enough to disrupt the fund's management. The fund may also temporarily suspend the offering of its shares.

Shares are sold at the next NAV to be determined after the fund accepts the sell request. The sales proceeds are normally forwarded by bank wire to the insurance company on the next business day. In unusual circumstances, the fund may temporarily suspend the processing of sell requests. It may also postpone the payment of sales proceeds for up to seven days or longer, as allowed by federal securities laws.

--------------------------------------------------------------------------------
VALUING FUND SHARES

The NAV for the fund is determined each business day at the close of business on the New York Stock Exchange (typically 4:00 P.M. Eastern Time). The Exchange is typically open Monday through Friday.

Securities in the fund's portfolio are generally valued on the basis of market quotations and valuations provided by independent pricing services. The fund may also value securities at fair value, especially if market quotations are not readily available or if the securities' value has been materially affected by events following the close of a foreign market. Fair value is determined according to procedures approved by the fund's board of trustees. If the fund uses this method, the securities' prices may be higher or lower than the same securities held by another fund using market quotations.

--------------------------------------------------------------------------------
FUND EXPENSES


Management fees For the period ended December 31, 2001, the fund paid the investment adviser management fees at an annual rate of 0.60% of average net assets.


Expense limitation The adviser may reduce its fee or make other arrangements to limit the fund's expenses to a specified percentage of average daily net assets. The adviser has agreed to limit temporarily the fund's expenses to 0.25% of average net assets, excluding management fees, at least until April 30, 2003. If annual expenses fall below this limitation at the end of the fund's fiscal year, the adviser can impose the full fee and recover any other payments up to the amount of the limitation.

--------------------------------------------------------------------------------
DIVIDENDS AND TAXES

All income and capital gain distributions are automatically reinvested in additional shares of the fund at net asset value and are includable in the separate accounts holding these shares. For a discussion of the tax status of your variable contract, including the tax consequences of withdrawals or other payments, refer to the prospectus of your insurance company's separate account.


6 ACCOUNT INFORMATION

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the fund. The fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations.

The trustees of the fund have the power to change the fund's investment goals without shareholder or contract holder approval.


Investment adviser John Hancock Advisers, LLC, 101 Huntington Avenue, Boston, MA 02199, is the investment adviser to the fund and provides investment management and related administrative services and facilities to the fund. Founded in 1968, John Hancock Advisers managed $29 billion in open-end funds, closed-end funds, private accounts, variable annuities and retirement plans as of December 31, 2001. The firm is a wholly owned subsidiary of John Hancock Financial Services, Inc.


                             -----------------------
                                    Variable
                                contract holders
                             -----------------------

                             -----------------------
                                Insurance company
                                separate accounts
                             -----------------------

                             -----------------------
                                   Declaration
                                      funds
                             -----------------------

               ---------------------------------------------------
                               Investment adviser

                           John Hancock Advisers, LLC
                              101 Huntington Avenue
                              Boston, MA 02199-7603

                         Manages the fund's business and
                             investment activities.
               ---------------------------------------------------

               ---------------------------------------------------
                                    Custodian

                              The Bank of New York
                                 One Wall Street
                               New York, NY 10286

                      Holds the fund's assets, settles all
                      portfolio trades and collects most of
                         the valuation data required for
                           calculating the fund's NAV.
               ---------------------------------------------------

               ---------------------------------------------------
                                    Trustees

                         Oversee the fund's activities.
               ---------------------------------------------------


                                                                  FUND DETAILS 7

For more information
--------------------------------------------------------------------------------

This prospectus should be used with the variable contract/product prospectus.

Two documents are available that offer further information on the John Hancock V.A. Sovereign Investors Fund:

Annual/Semiannual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the fund. The current annual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail:
John Hancock Annuity Servicing Office
529 Main St. (X-4)
Charlestown, MA 02129

By phone: 1-800-824-0335

On the Internet: www.jhfunds.com

Or you may view or obtain these documents from the SEC:

In person: at the SEC's Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-942-8090

By mail:
Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

By electronic request:
publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

SEC file number: 811-07437

[LOGO](R)
[OLYMPIC LOGO]
WORLDWIDE SPONSOR

John Hancock Funds, LLC

MEMBER NASD
101 Huntington Avenue
Boston, MA 02199-7603

www.jhfunds.com

Mutual Funds
Institutional Services
Private Managed Accounts
Retirement Plans

                             (C)2002 JOHN HANCOCK FUNDS, LLC       VA815PN  5/02

                                                                    John Hancock
                                                               Declaration Funds

                                                                      Prospectus

                                                                     May 1, 2002

--------------------------------------------------------------------------------

                                                        V.A. Relative Value Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

                                                                  [LOGO](R)
                                                              ------------------
                                                              JOHN HANCOCK FUNDS

Contents

--------------------------------------------------------------------------------

A summary of the fund's       V.A. Relative Value Fund                         4
goals, strategies, risks,
performance and financial
highlights.

Transaction policies and      Account information
other information affecting
your fund investment.         Buying and selling fund shares                   6
                              Valuing fund shares                              6
                              Fund expenses                                    6
                              Dividends and taxes                              6

Further information on the    Fund details
fund.
                              Business structure                               7

                              For more information                    back cover

V.A. Relative Value Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund invests primarily in a diversified portfolio of stocks.


In managing the portfolio, the managers emphasize a value-oriented approach to individual stock selection. With the aid of proprietary financial models, the management team looks for companies that are selling at what appear to be substantial discounts to their long-term intrinsic and "franchise" values. These companies often have identifiable catalysts for growth, such as new products, business reorganizations or mergers.

The fund manages risk by typically holding between 50 and 150 large companies that are diversified across industry sectors. The management team also uses fundamental financial analysis to identify individual companies with substantial cash flows, reliable revenue streams, superior competitive positions and strong management.

The fund may attempt to take advantage of short-term market volatility by investing in corporate restructurings or pending acquisitions.


The fund may also invest in bonds and money market securities. In selecting bonds of any maturity, the managers look for the most favorable risk/return ratios. The fund may invest up to 15% of net assets in junk bonds rated as low as CC/Ca and their unrated equivalents.


The fund may invest up to 25% of assets in foreign securities (35% during adverse U.S. market conditions). The fund may also make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================


PORTFOLIO MANAGERS

Paul J. Berlinguet
-----------------------------------------
Vice president of adviser
Joined fund team in 2002
Joined adviser in 2001
U.S. equity investment manager at Baring
  America Asset Management (1989-2001)
Began business career in 1986

James S. Yu, CFA
-----------------------------------------
Vice president of adviser
Joined fund team in 2000
Joined adviser in 2000
Analyst at Merrill Lynch Asset
  Management (1998-2000)
Analyst at Gabelli & Company (1995-1998)
Began business career in 1991

Roger C. Hamilton
-----------------------------------------
Vice president of adviser
Joined fund team in 1999
Joined adviser in 1994
Began business career in 1980

Robert J. Uek, CFA
-----------------------------------------
Vice president of adviser
Joined fund team in 2002
Joined adviser in 1997
Corporate finance manager at
  Ernst & Young (1994-1997)
Began business career in 1990

Timothy N. Manning
-----------------------------------------
Joined fund team in 2002
Joined adviser in 2000
Equity research associate at State Street
  Research (1996-1999)
Began business career in 1993


================================================================================


PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment but do not include variable contract charges (see attached variable product prospectus), and would be lower if they did. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                                   1998    1999    2000    2001
                                                  21.39%  56.65%  -4.80%  -2.81%

2002 total return as of March 31: -13.43%
Best quarter: Q4 '99, 43.25% Worst quarter: Q3 '01, -29.30%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12-31-01
--------------------------------------------------------------------------------
                                                            Fund         Index
1 year                                                     -2.81%       -11.89%
Life of fund - began 1-6-98                                15.24%         5.50%

Index: Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock and bond market movements.The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Similarly, value stocks could underperform growth stocks. In addition, if the managers' securities selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Certain derivatives could produce disproportionate losses and are generally considered more risky than direct investments.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise and longer maturity will increase volatility. Junk bond prices can fall on bad news about the economy, an industry or a company.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================


FINANCIAL HIGHLIGHTS

[Clip Art] The financial highlights table is intended to help you understand the fund's financial performance over the time periods shown. The table details the performance of the fund's shares, including total return information showing how much an investment in the fund has increased or decreased each year. Total return information does not include variable contract charges. Inclusion of these charges would reduce the total return figures for all periods shown.

Figures audited by Ernst & Young LLP, whose report, along with the fund's financial statements, are included in the fund's annual report, which is available upon request.

-------------------------------------------------------------------------------------------------------------
Period ended:                                                     12-31-98(1)  12-31-99   12-31-00   12-31-01
-------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                $10.00       $12.03     $18.03     $10.64
Net investment income(2)                                              0.11         0.10       0.02       0.02
Net realized and unrealized gain (loss) on investments                2.02         6.65      (0.80)     (0.32)
Total from investment operations                                      2.13         6.75      (0.78)     (0.30)
Less distributions:
  From net investment income                                         (0.10)       (0.10)     (0.02)     (0.02)
  From net realized gain                                                --        (0.65)     (6.59)     (0.60)
  Total distributions                                                (0.10)       (0.75)     (6.61)     (0.62)
Net asset value, end of period                                      $12.03       $18.03     $10.64      $9.72
Total investment return(3) (%)                                       21.39(4,5)   56.65      (4.80)     (2.81)
Ratios and supplemental data
Net assets, end of period (in millions)                                $17          $39        $39        $64
Ratio of expenses to average net assets (%)                           0.85(6)      0.77       0.79       0.74
Ratio of adjusted expenses to average net assets(7) (%)               1.03(6)        --         --         --
Ratio of net investment income (loss) to average net assets (%)       1.17(6)      0.66       0.13       0.23
Portfolio turnover rate (%)                                            242          166        164         59

(1)   Began operations on 1-6-98.
(2)   Based on the average of the shares outstanding at the end of each month.
(3)   Assumes dividend reinvestment.
(4)   Not annualized.
(5) Total return would have been lower had certain expenses not been reduced during the period shown.
(6)   Annualized.
(7) Does not take into consideration expense reductions during the period shown.

================================================================================

The following return is not audited and is not part of the audited financial highlights presented above:

Without the expense reductions, return for the period ended December 31, 1998 would have been 21.21%.

Account information

--------------------------------------------------------------------------------
BUYING AND SELLING FUND SHARES

When you invest in the fund through a variable contract, your premium payments are used to buy units of an insurance company separate account that then buys shares of the fund. The shares are purchased at net asset value (NAV) and are generally credited to the separate account immediately after the fund accepts payment from the insurance company. In unusual circumstances or to protect shareholders, the fund may refuse a purchase order, especially when the adviser believes the order might be large enough to disrupt the fund's management. The fund may also temporarily suspend the offering of its shares.

Shares are sold at the next NAV to be determined after the fund accepts the sell request. The sales proceeds are normally forwarded by bank wire to the insurance company on the next business day. In unusual circumstances, the fund may temporarily suspend the processing of sell requests. It may also postpone the payment of sales proceeds for up to seven days or longer, as allowed by federal securities laws.

--------------------------------------------------------------------------------
VALUING FUND SHARES

The NAV for the fund is determined each business day at the close of business on the New York Stock Exchange (typically 4:00 P.M. Eastern Time). The Exchange is typically open Monday through Friday.

Securities in the fund's portfolio are generally valued on the basis of market quotations and valuations provided by independent pricing services. The fund may also value securities at fair value, especially if market quotations are not readily available or if the securities' value has been materially affected by events following the close of a foreign market. Fair value is determined according to procedures approved by the fund's board of trustees. If the fund uses this method, the securities' prices may be higher or lower than the same securities held by another fund using market quotations.

--------------------------------------------------------------------------------
FUND EXPENSES


Management fees For the period ended December 31, 2001, the fund paid the investment adviser management fees at an annual rate of 0.60% of average net assets.


Expense limitation The adviser may reduce its fee or make other arrangements to limit the fund's expenses to a specified percentage of average daily net assets. The adviser has agreed to limit temporarily the fund's expenses to 0.25% of average net assets, excluding management fees, at least until April 30, 2003. If annual expenses fall below this limitation at the end of the fund's fiscal year, the adviser can impose the full fee and recover any other payments up to the amount of the limitation.

--------------------------------------------------------------------------------
DIVIDENDS AND TAXES

All income and capital gain distributions are automatically reinvested in additional shares of the fund at net asset value and are includable in the separate accounts holding these shares. For a discussion of the tax status of your variable contract, including the tax consequences of withdrawals or other payments, refer to the prospectus of your insurance company's separate account.


6 ACCOUNT INFORMATION

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the fund. The fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations.

The trustees of the fund have the power to change the fund's investment goals without shareholder or contract holder approval.


Investment adviser John Hancock Advisers, LLC, 101 Huntington Avenue, Boston, MA 02199, is the investment adviser to the fund and provides investment management and related administrative services and facilities to the fund. Founded in 1968, John Hancock Advisers managed $29 billion in open-end funds, closed-end funds, private accounts, variable annuities and retirement plans as of December 31, 2001. The firm is a wholly owned subsidiary of John Hancock Financial Services, Inc.


                             -----------------------
                                    Variable
                                contract holders
                             -----------------------

                             -----------------------
                                Insurance company
                                separate accounts
                             -----------------------

                             -----------------------
                                   Declaration
                                      funds
                             -----------------------

               ---------------------------------------------------
                               Investment adviser

                           John Hancock Advisers, LLC
                              101 Huntington Avenue
                              Boston, MA 02199-7603

                         Manages the fund's business and
                             investment activities.
               ---------------------------------------------------

               ---------------------------------------------------
                                    Custodian

                              The Bank of New York
                                 One Wall Street
                               New York, NY 10286

                      Holds the fund's assets, settles all
                      portfolio trades and collects most of
                         the valuation data required for
                           calculating the fund's NAV.
               ---------------------------------------------------

               ---------------------------------------------------
                                    Trustees

                         Oversee the fund's activities.
               ---------------------------------------------------


                                                                  FUND DETAILS 7

For more information
--------------------------------------------------------------------------------

This prospectus should be used with the variable contract/product prospectus.

Two documents are available that offer further information on the John Hancock V.A. Relative Value Fund:

Annual/Semiannual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the fund. The current annual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail:

John Hancock Annuity Servicing Office
529 Main St. (X-4)
Charlestown, MA 02129

By phone: 1-800-824-0335

On the Internet: www.jhfunds.com

Or you may view or obtain these documents from the SEC:

In person: at the SEC's Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-942-8090

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

By electronic request:
publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

SEC file number: 811-07437


[LOGO](R)
[OLYMPIC LOGO]
WORLDWIDE SPONSOR

John Hancock Funds, LLC
MEMBER NASD
101 Huntington Avenue
Boston, MA 02199-7603

www.jhfunds.com

Mutual Funds
Institutional Services
Private Managed Accounts
Retirement Plans

                            (C)2002 JOHN HANCOCK FUNDS, LLC        VA829PN  5/02

                         JOHN HANCOCK DECLARATION TRUST

                       Statement of Additional Information
                                   May 1, 2002

                      John Hancock V.A. Relative Value Fund
                   John Hancock V.A. Sovereign Investors Fund
                   John Hancock V.A. Financial Industries Fund
                        John Hancock V.A. Technology Fund
                     John Hancock V.A. Strategic Income Fund

                 (each, a "Fund" and collectively, the "Funds")

This Statement of Additional Information provides information about John Hancock Declaration Trust (the "Trust") and the Funds, in addition to the information that is contained in the Funds' current Prospectuses. (the "Prospectuses").

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectuses, a copy of which can be obtained free of charge by writing or telephoning:

                      John Hancock Annuity Servicing Office
                              529 Main Street (X-4)
                        Charlestown, Massachusetts 02129
                                 1-800-824-0335

                                Table of Contents


                                                                            Page

Organization of the Trust.................................................     2
Eligible Investors........................................................     2
Investment Policies and Strategies........................................     2
Equity....................................................................     3
Sector....................................................................     4
Income....................................................................     5
Risk Factors Investments and Techniques...................................     6
Investment Restrictions...................................................    24
Those Responsible for Management..........................................    26
Investment Advisory and Other Services....................................    32
Distribution Contracts....................................................    37
Net Asset Value...........................................................    37
Special Redemptions.......................................................    37
Description of the Trust's Shares.........................................    38
Dividends.................................................................    39
Tax Status................................................................    39
Calculation of Performance................................................    42
Brokerage Allocation......................................................    44
Shareholder Servicing Agent...............................................    47
Custody of Portfolio......................................................    47
Independent Auditors .....................................................    47
Appendix - Description of Bond Ratings....................................   A-1
Financial Statements......................................................   F-1

ORGANIZATION OF THE TRUST


John Hancock Declaration Trust (the "Trust") is an open-end investment management company organized in 1995 as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts. The Trust currently has five series of shares designated as: John Hancock V.A. Financial Industries Fund ("Financial Industries Fund"); John Hancock V.A. Technology Fund ("Technology Fund"); John Hancock V.A. Relative Value Fund ("Relative Value Fund") (formerly John Hancock V.A. Large Cap Value Fund and before that, John Hancock V.A. Growth and Income
Fund); John Hancock V.A. Sovereign Investors Fund ("Sovereign Investors Fund") and V.A. Strategic Income Fund ("Strategic Income Fund").


The investment adviser of each Fund is John Hancock Advisers, LLC (prior to February 1, 2002, John Hancock Advisers, Inc.) (the "Adviser"). The Adviser is an indirect wholly-owned subsidiary of John Hancock Life Insurance Company (formerly John Hancock Mutual Life Insurance Company); (the "Life Company"), a Massachusetts life insurance company chartered in 1862, with national headquarters at John Hancock Place, Boston, Massachusetts. The Life Company is wholly owned by John Hancock Financial Services, Inc., a Delaware Corporation, organized in February, 2000.

The Technology Fund's Sub-adviser is American Fund Advisors, Inc. ("AFA"). AFA is referred to herein as the "Sub-adviser." AFA is responsible for providing investment advice to the Technology Fund, subject to the review of the trustees and overall supervision of the Adviser.

ELIGIBLE INVESTORS

The following information supplements the discussion of each Fund's investment objective and policies discussed in the Prospectuses. The Funds are designed to serve as investment vehicles for variable annuity and variable life insurance contracts (the "Variable Contracts") offered by the separate accounts of various insurance companies. Participating insurance companies are the owners of shares of beneficial interest in each Fund of the Trust. In accordance with any limitations set forth in their Variable Contracts, contract holders may direct, through their participating insurance companies, the allocation of amounts available for investment among the Funds. Instructions for any such allocation, or for the purchase or redemption of shares of a Fund, must be made by the investor's participating insurance company's separate account as the owner of the Fund's shares. The rights of participating insurance companies as owners of shares of a Fund are different from the rights of contract holders under their Variable Contracts. The term "shareholder" in this Statement of Additional Information refers only to participating insurance companies, and not to contract holders.

INVESTMENT POLICIES AND STRATEGIES

Each Fund has its own distinct investment objective and policies. In striving to meet its objective, each Fund will face the challenges of changing business, economic and market conditions. There is no assurance that the Funds will achieve their investment objectives. The following information supplements the discussion of each Fund's investment objective and policies as discussed in the prospectuses.

Each Fund has adopted investment restrictions detailed in the "Investment Restrictions" section of this Statement of Additional Information. Some of these restrictions may help to reduce investment risk. Those restrictions designated as fundamental may not be changed without shareholder approval. Each Fund's investment objective, investment policies and non-fundamental restrictions, however, may be changed by a vote of the Trustees without shareholder approval. If there is a change in a Fund's investment objective, investors should consider whether the Fund remains an appropriate investment in light of their current financial position and needs.

EQUITY

Relative Value Fund


The RELATIVE VALUE FUND seeks long-term capital appreciation. To pursue this goal, the Fund invests primarily in a diversified portfolio of stocks.


In selecting equity securities for the Fund, the portfolio manager emphasizes issuers whose equity securities trade at valuation ratios lower than comparable issuers. Some of the valuation tools used include price to earnings, price to cash flow and price to sales ratios and earnings discount models. The Fund's portfolio will also include securities that the manager considers to have the potential for capital appreciation, due to potential recognition of earnings power or asset value which is not fully reflected in the securities' current market value. The manager attempts to identify investments which possess characteristics such as high relative value, intrinsic value, going concern value, net asset value and replacement book value. The manager also considers an issuer's financial strength, competitive position, projected future earnings and dividends and other investment criteria.

The Fund may invest in U.S. Government securities and corporate bonds, notes and other debt securities of any maturity. The Fund may invest up to 15% of its net assets in junk bonds, including convertible securities, that may be rated as low as CC by S&P, Ca by Moody's or their unrated equivalents. The Fund may also invest up to 25% of its total assets in foreign securities (35% during adverse U.S. market conditions).

Sovereign Investors Fund


The SOVEREIGN INVESTORS FUND seeks long-term growth of capital and income without assuming undue market risks. To pursue these goals, the Fund typically invests most of its assets in a diversified portfolio of stocks. Under normal conditions, at least 80% of the Fund's stock investments are in companies within the capitalization range of the Standard & Poor's 500 Index. On March 31, 2002, that range was $439 million to $372 billion.


While there is considerable flexibility in the investment grade and type of security in which the Fund may invest, the Fund currently uses a strategy of investing at least 65% of stock investments in companies which have a record of having increased their dividend payout in each of the preceding ten or more years. This "dividend performers" strategy can be changed at any time. The Fund may also invest a smaller portion of its assets in corporate and U.S. Government fixed income securities. For defensive purposes, however, the Fund may temporarily hold a larger percentage of high grade liquid preferred stock or fixed income securities. The amount of the Fund's assets that may be invested in either equity or fixed income securities is not restricted and is based upon the judgement of the management team of what might best achieve the Fund's investment objective.

The Fund's portfolio securities are selected mainly for their investment character based upon generally accepted elements of intrinsic value, including industry position, management, financial strength, earning power, marketability and prospects for future growth. The distribution or mix of various types of investments is based on general market conditions, the level of interest rates, business and economic conditions, and the availability of investments in the equity and fixed income markets.

The Fund may not invest more than 5% of total assets at time of purchase in any one security (other than U.S. government securities). Under normal conditions, the Fund may not invest more than 10% of assets in cash or cash equivalents (except cash segregated in relation to futures, forward and option contracts).

Fixed income securities held by the Fund may be rated as low as C by S&P or Moody's. No more than 5% of the Fund's assets will be invested in fixed income securities rated lower than BBB by S&P or Baa by Moody's or, if unrated, determined to be of comparable quality by the Adviser. If any security in Sovereign Investors Fund's portfolio falls below the Fund's minimum credit quality standards, as a result of a rating downgrade or the Adviser's determination, the Fund will dispose of the security as promptly as possible while attempting to minimize any loss.

SECTOR

Financial Industries Fund

The FINANCIAL INDUSTRIES FUND seeks capital appreciation. Under ordinary circumstances, the Fund will invest at least 80% of its Assets in equity securities of financial services companies.

With respect to the Fund's investment policy of investing at least 80% of its Assets in financial services companies, "Assets" is defined as net assets plus the amount of any borrowing for investment purposes. In addition, the Fund will notify shareholders at least 60 days prior to any change in this policy.

A financial services company is a firm that in its most recent fiscal year either (i) derived at least 50% of its revenues or earnings from financial services activities, or (ii) devoted at least 50% of its assets to such activities. Financial services companies provide financial services to consumers and businesses and include the following types of U.S. and foreign firms: commercial banks, thrift institutions and their holding companies; consumer and industrial finance companies; diversified financial services companies; investment banks; securities brokerage and investment advisory firms; financial holding companies; financial technology companies; real estate-related firms; leasing firms; insurance brokerages; and various firms in all segments of the insurance industry such as multi-line, property and casualty, and life insurance companies and insurance holding companies.

In managing the portfolio, the managers focus primarily on stock selection rather than industry allocation. The managers use a strategy of investing in financial services companies that are currently undervalued, appear to be positioned for a merger, or are in a position to benefit from regulatory changes. This strategy can be changed at any time. For a description of the investment characteristics of the Financial Industries, see "Financial Industries."

To avoid the need to sell equity securities to meet redemption requests, and to provide flexibility to take advantage of investment opportunities, the Fund may invest up to 15% of its net assets in investment grade short-term securities. The Fund may invest in debt securities of financial services companies and in debt and equity securities of companies outside of the financial services sector. The Fund may invest up to 5% of its net assets in below-investment grade debt securities, rated as low as CCC by S&P or Caa by Moody's or, if unrated, determined to be of comparable quality by the Adviser.

In abnormal circumstances, such as situations where the Fund experiences unusually large cash inflows or anticipates unusually large redemptions, and in adverse market, economic, political, or other conditions, the Fund may temporarily invest up to 80% of its Assets in investment-grade short-term securities.

Technology Fund

The TECHNOLOGY FUND seeks long-term growth of capital. The Fund invests principally in equity securities of companies that rely extensively on technology in their product development or operations. Under ordinary circumstances, at least 80% of the Fund's Assets are invested in securities of technology companies as noted above. The Fund's portfolio is primarily comprised of U.S. and foreign common stocks and securities convertible into common stocks, including convertible bonds, convertible preferred stocks and warrants.

With respect to the Fund's investment policy of investing at least 80% of its Assets in companies that rely extensively on technology in their product development or operations, "Assets" is defined as net assets plus the amount of any borrowings for investment purposes. In addition, the Fund will notify shareholders at least 60 days prior to any change in this policy.


Investments in U.S. and foreign companies that rely extensively on technology in product development or operations may be expected to benefit from scientific developments and the application of technical advances resulting from improving technology in many different fields, such as computer software and hardware (including internet-related technology), semiconductors, telecommunications, defense and commercial electronics, data storage and retrieval, biotechnology and others. Generally, investments will be made in securities of a company that relies extensively on technology in product development or operations only if a significant part of its assets are invested in, or a significant part of its total revenue or net income is derived from, technology. For a description of the investment characteristics of the technology industry, see "Technology-Intensive Companies."

The Fund may invest up to 10% of its net assets in fixed income securities that, at the time of investment, are rated CC or higher by Standard & Poor's Ratings Group ("Standard & Poor's") or Ca or higher be Moody's Investors Service, Inc. ("Moody's") or their equivalent, and unrated fixed income securities of comparable quality as determined by the Adviser.

In abnormal circumstances, such as situations where the Fund experiences unusually large cash inflows or anticipates unusually large redemptions, and in adverse market, economic, political, or other conditions, the Fund may temporarily invest more than 20% of its Assets in investment-grade short-term securities, cash and cash equivalents.

INCOME

Strategic Income Fund

The STRATEGIC INCOME FUND seeks a high level of current income. In pursuing this goal, the Fund invests primarily in the following categories of securities: foreign government and foreign corporate securities from developed and emerging countries, U.S. Government and agency securities and lower-rated high yield, high risk, fixed income securities of U.S. issuers. Under normal circumstances, the Fund's assets are invested in each of the foregoing three categories. However, from time to time the Fund may invest up to 100% of its total assets in any one category. The Fund may invest up to 10% of its net assets in common stocks and similar equity securities of U.S. and foreign companies. No more than 25% of the Fund's total assets, at the time of purchase, will be invested in government securities of any one foreign country. The fixed income securities in which the Fund may invest include bonds, debentures, notes (including variable and floating rate instruments), preferred and preference stock, zero coupon bonds, payment-in-kind securities, increasing rate note securities, participation interests, multiple class passthrough securities, collateralized mortgage obligations, stripped debt securities, other mortgage-backed securities, asset-backed securities and other derivative debt securities. Variable and floating rate instruments, mortgage-backed securities and asset-backed securities are derivative instruments that derive their value from an underlying security. Derivative securities are subject to additional risks. See "Risks Associated With Specific Types of Derivative Debt Securities."

The Fund generally intends to keep its average credit quality in the investment grade range. However, the Fund may invest up to 100% of total assets in fixed income securities rated below Baa by Moody's or below BBB by S&P, or in securities which are unrated. The Fund may invest in securities rated as low as Ca or CC, which may indicate that the obligations are highly speculative and in default. Fixed income securities rated below Baa or BBB are commonly called "junk bonds." See "Lower Rated High Yield / High Risk Debt Obligations." for a description of the risks and characteristics of the various ratings categories.

RISK FACTORS, INVESTMENTS AND TECHNIQUES


Financial Industries. Since Financial Industries Fund's investments will be concentrated in the financial services sector, it will be subject to risks in addition to those that apply to the general equity and debt markets. Events may occur which significantly affect the sector as a whole or a particular segment in which the Fund invests. Accordingly, the Fund may be subject to greater market volatility than a fund that does not concentrate in a particular economic sector or industry. Thus, it is recommended that an investment in the Fund be only a portion of your overall investment portfolio.


In addition, most financial services companies are subject to extensive governmental regulation which limits their activities and may (as with insurance rate regulation) affect the ability to earn a profit from a given line of business. Certain financial services businesses are subject to intense competitive pressures, including market share and price competition. The removal of regulatory barriers to participation in certain segments of the financial services sector may also increase competitive pressures on different types of firms. For example, recent legislation removing traditional barriers between banking and investment banking activities will allow large commercial banks to compete for business that previously was the exclusive domain of securities firms. Similarly, the removal of regional barriers in the banking industry has intensified competition within the industry.

The availability and cost of funds to financial services firms is crucial to their profitability. Consequently, volatile interest rates and general economic conditions can adversely affect their financial performance.

Financial services companies in foreign countries are subject to similar regulatory and interest rate concerns. In particular, government regulation in certain foreign countries may include controls on interest rates, credit availability, prices and currency movements. In some cases, foreign governments have taken steps to nationalize the operations of banks and other financial services companies. See "Foreign Securities & Emerging Countries."

Technology-Intensive Companies. Since the Technology Fund's investments will be concentrated in technology-intensive companies, it will be subject to risks in addition to those that apply to the general equity and debt markets. Securities prices of technology-intensive companies have tended to be subject to greater volatility than securities prices in many other industries, due to particular factors affecting these industries. Competitive pressures may also have a significant effect on the financial condition of technology-intensive companies. For example, if the development of new technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, the companies could become increasingly sensitive to short product cycles and aggressive pricing. Accordingly, the Fund's performance will be particularly susceptible to factors affecting these companies as well as the economy as a whole.

Smaller Capitalization Companies. Smaller capitalization companies may have limited product lines, market and financial resources, or they may be dependent on smaller or less experienced management groups. In addition, trading volume for these securities may be limited. Historically, the market price for these securities has been more volatile than for securities of companies with greater capitalization. However, securities of companies with smaller capitalization may offer greater potential for capital appreciation since they may be overlooked and thus undervalued by investors.

Common Stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of such entity's preferred stock and other senior equity. Ownership of common stock usually carries with it the right to vote and, frequently, an exclusive right to do so. Each Fund (other than Financial Industries Fund and Technology Fund) will diversify its investments in common stocks of companies in a number of industry groups. Common stocks have the potential to outperform fixed income securities over the long term. Common stocks provide the most potential for growth, yet are the more volatile of the two asset classes.

Fixed Income Securities. Fixed income investments of each Fund may include bonds, notes, preferred stock and convertible fixed income securities issued by U.S. corporations or the U.S. Government and its political subdivisions.

Fixed income securities of corporate and governmental issuers are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the issuer's creditworthiness and general market liquidity (market risk). Debt securities will be selected based upon credit risk analysis of issuers, the characteristics of the security and interest rate sensitivity of the various debt issues available from a particular issuer as well as analysis of the anticipated volatility and liquidity of the fixed income instruments. The longer a Fund's average portfolio maturity, the more the value of the portfolio and the net asset value of the Fund's shares will fluctuate in response to changes in interest rates. An increase in rates will generally decrease the value of the Fund's securities, while a decline in interest rates will generally increase their value.

Preferred Stocks. Each Fund may invest in preferred stock. Preferred stock generally has a preference as to dividends and upon liquidation over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate but, unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer's common stock until all unpaid preferred stock dividends have been paid. Preferred stock also may be subject to optional or mandatory redemption provisions.

Convertible Securities. Each Fund may invest in convertible securities, which may include corporate notes or preferred stock but are ordinarily long-term debt obligations of the issuer convertible at a stated exchange rate into common stock of the same or another issuer.

As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. The market value of convertible securities can also be heavily dependent upon the changing value of the equity securities into which these securities are convertible depending on whether the market price of the underlying security exceeds the conversion price. Convertible securities generally rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock. However, the extent of such risk reduction depends upon the degree to which the convertible security sells above its value as a fixed income security. In evaluating a convertible security, the Adviser or Sub-adviser will give primary emphasis to the attractiveness of the underlying common stock.

Foreign Securities and Emerging Countries. Each Fund (other than Sovereign Investors Fund) may invest in U.S. Dollar and foreign denominated securities of foreign issuers. The Sovereign Investors Fund may only invest in U.S. dollar denominated securities including those of foreign issuers which are traded on a U.S. Exchange. The Technology Fund and Strategic Income Fund may also invest securities of foreign issuers located in countries with emerging economies or securities markets.

Investing in obligations of non-U.S. issuers and foreign banks, particularly securities of issuers located in emerging countries, may entail greater risks than investing in similar securities of U.S. issuers. These risks include (i) social, political and economic instability; (ii) the small current size of the markets for many such securities and the currently low or nonexistent volume of trading, which may result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict a Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; and
(v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property. Investing in securities of non-U.S. companies may entail additional risks due to the potential political and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country.

In addition, even though opportunities for investment may exist in foreign countries, and in particular emerging markets, any change in the leadership or policies of the governments of those countries or in the leadership or policies of any other government which exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and thereby eliminate any investment opportunities which may currently exist. Investors should note that upon the accession to power of authoritarian regimes, the governments of a number of Latin American countries previously expropriated large quantities of real and personal property similar to the property which may be represented by the securities purchased by the Funds. The claims of property owners against those governments were never finally settled. There can be no assurance that any property represented by foreign securities purchased by a Fund will not also be expropriated, nationalized, or otherwise confiscated. If such confiscation were to occur, a Fund could lose a substantial portion of its investments in such countries. A Fund's investments would similarly be adversely affected by exchange control regulations in any of those countries. Certain countries in which the Funds may invest may have vocal minorities that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of a Fund's investment in those countries.

Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Funds. As illustrations, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most foreign securities held by the Funds will not be registered with the SEC and such issuers thereof will not be subject to the SEC's reporting requirements. Thus, there will be less available information concerning foreign issuers of securities held by the Funds than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Adviser or Sub-adviser will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. Government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers.

Because the Funds (other than Sovereign Investors Fund) may invest a portion of their total assets in securities which are denominated or quoted in foreign currencies, the strength or weakness of the U.S. dollar against such currencies may account for part of the Funds' investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of a Fund's holdings of securities denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and any net investment income and capital gains to be distributed in U.S. dollars to shareholders of the Fund.

The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the movement of interest rates, the pace of business activity in certain other countries and the U.S., and other economic and financial conditions affecting the world economy.

Although the Funds value their respective assets daily in terms of U.S. dollars, the Funds do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. However, the Funds may do so from time to time, and investors should be aware of the costs of currency conversion. Although currency dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.

Securities of foreign issuers, and in particular many emerging country issuers, may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities exchanges and brokers are generally subject to less governmental supervision and regulation than in the U.S., and foreign securities exchange transactions are usually subject to fixed commissions, which are generally higher than negotiated commissions on U.S. transactions. In addition, foreign securities exchange transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to a Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

The Funds' investment income or, in some cases, capital gains from stock or securities of foreign issuers may be subject to foreign withholding or other foreign taxes, thereby reducing the Funds' net investment income and/or net realized capital gains. See "Tax Status."

Foreign Currency Transactions. Each Fund (other than Sovereign Investors Fund) may engage in foreign currency transactions. Foreign currency transactions may be conducted on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market.

Each Fund (other than Sovereign Investors Fund) may also enter into forward foreign currency exchange contracts to hedge against fluctuations in currency exchange rates affecting a particular transaction or portfolio position. Forward contracts are agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of a Fund accruing in connection with the purchase and sale of its portfolio securities quoted or denominated in the same or related foreign currencies. Portfolio hedging is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in the same or related foreign currencies. A Fund may elect to hedge less than all of its foreign portfolio positions as deemed appropriate by the Adviser. The Funds will not engage in speculative forward foreign currency exchange transactions.

If a Fund purchases a forward contract, the Fund will segregate cash or liquid securities in a separate account in an amount equal to the value of the Fund's total assets committed to the consummation of such forward contract. The assets in the segregated account will be valued at market daily and if the value of the securities in the separate account declines, additional cash or securities will be placed in the account so that the value of the account will be equal the amount of the Fund's commitment in forward contracts.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency rises. Moreover, it may not be possible for the Funds to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.

Repurchase Agreements. Each Fund may enter into repurchase agreements. In a repurchase agreement the Fund buys a security for a relatively short period (usually not more than seven days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. Each Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. government securities. The Adviser or Sub-adviser will continuously monitor the creditworthiness of the parties with whom a Fund enters into repurchase agreements.

Each Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a Fund could experience delays in liquidating the underlying securities and could experience losses, including the possible decline in the value of the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income or lack of access to income during this period, as well as the expense of enforcing its rights. A Fund will not invest in a repurchase agreement maturing in more than seven days, if such investment, together with other illiquid securities held by the Fund would exceed 15% of the Fund's net assets.

Reverse Repurchase Agreements. Each Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by a Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by a Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by a Fund which it is obligated to repurchase. A Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. To minimize various risks associated with reverse repurchase agreements, a Fund will establish and maintain a separate account consisting of highly liquid securities, of any type or maturity, in an amount at least equal to the repurchase prices of the securities (plus any accrued interest thereon) under such agreements. In addition, a Fund will not enter into reverse repurchase agreements and other borrowings exceeding in the aggregate 33 1/3% of the market value of its total assets. A Fund will enter into reverse repurchase agreements only with selected registered broker/dealers or with federally insured banks or savings and loan associations which are approved in advance as being creditworthy by the Trustees. Under procedures established by the Trustees, the Adviser will monitor the creditworthiness of the firms involved.


Restricted Securities. Each Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), including commercial paper issued in reliance on section 4(2) of the 1933 Act and securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. A Fund will not invest more than 15% of its net assets in illiquid investments. If the Trustees determine, based upon a continuing review of the trading markets for specific Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid investments. The Trustees have adopted guidelines and delegated to the Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.


Options on Securities, Securities Indices and Currency. Sovereign Investors Fund may purchase and write (sell) call and put options on any index based on securities in which it may invest. Each other Fund may purchase and write (sell) call and put options on any securities in which it may invest, on any securities index based on securities in which it may invest or on any currency in which Fund investments may be denominated. These options may be listed on national domestic securities exchanges or foreign securities exchanges or traded in the over-the-counter market. Each Fund may write covered put and call options and purchase put and call options as a substitute for the purchase or sale of securities or currency, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired. Each Fund, other than Sovereign Investors Fund, may also write and purchase options to enhance total return.

Writing Covered Options. A call option on securities or currency written by a Fund obligates the Fund to sell specified securities or currency to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities or currency written by a Fund obligates the Fund to purchase specified securities or currency from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive a Fund of the opportunity to profit from an increase in the market price of the securities or foreign currency assets in its portfolio. Writing covered put options may deprive a Fund of the opportunity to profit from a decrease in the market price of the securities or foreign currency assets to be acquired for its portfolio.

All call and put options written by the Funds are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities, either of which may be quoted or denominated in any currency, in a segregated account maintained by the affected Fund's custodian with a value at least equal to the Fund's obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. Each Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

Each Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

Purchasing Options. A Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts"), in the market value of securities or currencies of the type in which it may invest. Each Fund may also sell call and put options to close out its purchased options.

The purchase of a call option would entitle Fund, in return for the premium paid, to purchase specified securities or currency at a specified price during the option period. A Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities or currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specified securities or currency at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's portfolio securities or the currencies in which they are denominated. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities or currencies which it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities or currency decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of a Fund's portfolio securities.

Each Fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which a Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If a Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or currencies or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if a Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities or currencies.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A Fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Adviser's ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities or currency markets.

Futures Contracts and Options on Futures Contracts. Sovereign Investors Fund may purchase and sell futures contracts on any index based on securities in which it may invest for hedging or other non-speculative purposes. To seek to increase total return or hedge against changes in interest rates, securities prices or currency exchange rates, each other Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. Each Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities (such as U.S. Government securities), securities indices, foreign currencies and any other financial instruments and indices. All futures contracts entered into by a Fund are traded on U.S. or foreign exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission ("CFTC").

Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments or currencies for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities or currency will usually be liquidated in this manner, a Fund may instead make, or take, delivery of the underlying securities or currency whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging and Other Strategies. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that a Fund proposes to acquire or the exchange rate of currencies in which portfolio securities are quoted or denominated. When securities prices are falling, a Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When securities prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. A Fund may seek to offset anticipated changes in the value of a currency in which its portfolio securities, or securities that it intends to purchase, are quoted or denominated by purchasing and selling futures contracts on such currencies.

A Fund may, for example, take a "short" position in the futures market by selling futures contracts in an attempt to hedge against an anticipated decline in market prices or foreign currency rates that would adversely affect the dollar value of the Fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by a Fund or securities with characteristics similar to those of a Fund's portfolio securities. Similarly, a Fund may sell futures contracts on any currencies in which its portfolio securities are quoted or denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies.

If, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for a Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in a Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's portfolio securities.

When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of a Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, a Fund may take a "long" position by purchasing futures contracts. This would be done, for example, when a Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices that are currently available. Subject to the limitations imposed on Sovereign Investors Fund, as described above, a Fund may also purchase futures contracts as a substitute for transactions in securities or foreign currency, to alter the investment characteristics of or currency exposure associated with portfolio securities or to gain or increase its exposure to a particular securities market or currency.

Options on Futures Contracts. Each Fund may purchase and write options on the futures contracts described above for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give a Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Fund's assets. By writing a call option, a Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that a Fund intends to purchase. However, a Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by each Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. A Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations. The Sovereign Investors Fund may engage in futures and related options transactions for hedging or other non-speculative purposes. Each other Fund will engage in futures and related options transactions either for bona fide hedging purposes or to seek to increase total return as permitted by the CFTC. To the extent that a Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities (or the currency in which they are quoted or denominated) that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities (or the currency in which they are quoted or denominated) it intends to purchase. Each Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, each Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities (or assets denominated in the related currency) in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

To the extent that a Fund engages in nonhedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these nonhedging positions will not exceed 5% of the net asset value of the Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to establish with the custodian a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for a Fund than if it had not entered into any futures contracts or options transactions.

Perfect correlation between a Fund's futures positions and portfolio positions will be impossible to achieve. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss. In addition, it is not possible to hedge fully or protect against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent a Fund from closing out positions and limiting its losses.

Rights and Warrants. Each Fund may purchase warrants and rights which are securities permitting, but not obligating, their holder to purchase the underlying securities at a predetermined price, subject to the Fund's Investment Restrictions. Generally, warrants and stock purchase rights do not carry with them the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants and rights may be considered to entail greater investment risk than certain other types of investments. In addition, the value of warrants and rights does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or prior to their expiration date. Investment in warrants and rights increases the potential profit or loss to be realized from the investment of a given amount of Fund's assets as compared with investing the same amount in the underlying stock.

Government Securities. Each Fund may invest in government securities. Certain U.S. Government securities, including U.S. Treasury bills, notes and bonds, and Government National Mortgage Association certificates ("GNMA"), are supported by the full faith and credit of the United States. Certain other U.S. Government securities, issued or guaranteed by Federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the United States, but may be supported by the right of the issuer to borrow from the U.S. Treasury. These securities include obligations of the Federal Home Loan Mortgage Corporation ("FHLMC"), and obligations supported by the credit of the instrumentality, such as Federal National Mortgage Association Bonds ("FNMA"). No assurance can be given that the U.S. Government will provide financial support to such Federal agencies, authorities, instrumentalities and government sponsored enterprises in the future.

Swaps, Caps, Floors and Collars. As one way of managing exposure to different types of investments, Strategic Income Fund may enter into interest rate swaps and other types of swap agreements such as caps, collars and floors. Strategic Income Fund may also enter into currency swaps. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agrees to exchange payments in dollars for payments in a foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on a Fund's performance. Swap agreements are subject to the risk of a counterparty's failure to perform, and may decline in value if the counterparty's creditworthiness deteriorates. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. A Fund will maintain in a segregated account or liquid debt securities equal to the net amount, if any, of the excess of the Fund's obligations over its entitlements with respect to swap, cap, collar or floor transactions.

Participation Interests. The Technology Fund and Strategic Income Fund may invest in participation interests. Participation interests, which may take the form of interests in or assignments of certain loans, are acquired from banks who have made these loans or are members of a lending syndicate. A Fund's investments in participation interests may be subject to its 15% limitation on investments in illiquid securities. The Technology Fund may purchase only those participation interests that mature in 60 days or less, or, if maturing in more than 60 days, that have a floating rate that is automatically adjusted at least once every 60 days.

Pay-In-Kind, Delayed and Zero Coupon Bonds. The Strategic Income Fund and Technology Fund may invest in pay-in-kind, delayed and zero coupon bonds. These are securities issued at a discount from their face value because interest payments are typically postponed until maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. These securities also may take the form of debt securities that have been stripped of their interest payments. The market prices of pay-in-kind, delayed and zero coupon bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. The Funds' investments in pay-in-kind, delayed and zero coupon bonds may require a Fund to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

Structured or Hybrid Notes. The Strategic Income Fund, and Technology Fund may invest in "structured" or "hybrid" notes. The distinguishing feature of a structured or hybrid note is that the amount of interest and/or principal payable on the note is based on the performance of a benchmark asset or market other than fixed income securities or interest rates. Examples of these benchmarks include stock prices, currency exchange rates and physical commodity prices. Investing in a structured note allows a Fund to gain exposure to the benchmark market while fixing the maximum loss that the Fund may experience in the event that market does not perform as expected. Depending on the terms of the note, a Fund may forego all or part of the interest and principal that would be payable on a comparable conventional note; a Fund's loss cannot exceed this foregone interest and/or principal. An investment in structured or hybrid notes involves risks similar to those associated with a direct investment in the benchmark asset.

Custodial Receipts. Each Fund may acquire custodial receipts with respect to U.S. Government securities. Such custodial receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds. These custodial receipts are known by various names, including Treasury Receipts, Treasury Investors Growth Receipts ("TIGRs"), and Certificates of Accrual on Treasury Securities ("CATS"). For certain securities law purposes, custodial receipts are not considered U.S. Government securities.

Bank and Corporate Obligations. Each of the Funds may invest in commercial paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. The commercial paper purchased by the Funds consists of direct U.S. Dollar denominated obligations of domestic or foreign issuers. Bank obligations in which a Fund may invest include certificates of deposit, bankers' acceptances and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.

Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Bank notes and bankers' acceptances rank junior to domestic deposit liabilities of the bank and pari passu with other senior, unsecured obligations of the bank. Bank notes are not insured by the Federal Deposit Insurance Corporation or any other insurer. Deposit notes are insured by the Federal Deposit Insurance Corporation only to the extent of $100,000 per depositor per bank.

Mortgage-Backed Securities. Each Fund may invest in mortgage pass-through certificates and multiple-class pass-through securities, such as real estate mortgage investment conduits ("REMIC") pass-through certificates, collateralized mortgage obligations ("CMOs") and stripped mortgage-backed securities ("SMBS"), and other types of "Mortgage-Backed Securities" that may be available in the future.

Guaranteed Mortgage Pass-Through Securities. Guaranteed mortgage pass-through securities represent participation interests in pools of residential mortgage loans and are issued by U.S. Governmental or private lenders and guaranteed by the U.S. Government or one of its agencies or instrumentalities, including but not limited to the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). Ginnie Mae certificates are guaranteed by the full faith and credit of the U.S. Government for timely payment of principal and interest on the certificates. Fannie Mae certificates are guaranteed by Fannie Mae, a federally chartered and privately owned corporation, for full and timely payment of principal and interest on the certificates. Freddie Mac certificates are guaranteed by Freddie Mac, a corporate instrumentality of the U.S. Government, for timely payment of interest and the ultimate collection of all principal of the related mortgage loans.

Multiple-Class Pass-Through Securities and Collateralized Mortgage Obligations. CMOs and REMIC pass-through or participation certificates may be issued by, among others, U.S. Government agencies and instrumentalities as well as private issuers. CMOs and REMIC certificates are issued in multiple classes and the principal of and interest on the mortgage assets may be allocated among the several classes of CMOs or REMIC certificates in various ways. Each class of CMOs or REMIC certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Generally, interest is paid or accrues on all classes of CMOs or REMIC certificates on a monthly basis.

Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac certificates but also may be collateralized by other mortgage assets such as whole loans or private mortgage pass- through securities. Debt service on CMOs is provided from payments of principal and interest on collateral of mortgaged assets and any reinvestment income thereon.

A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended (the "Code"), invests in certain mortgages primarily secured by interests in real property and other permitted investments and issues "regular" and "residual" interests. The Funds do not intend to acquire REMIC residual interests.

Stripped Mortgage-Backed Securities. SMBS are derivative multiple-class mortgage-backed securities. SMBS are usually structured with two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. A typical SMBS will have one class receiving some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In the most extreme case, one class will receive all of the interest (the "interest only" class) while the other class will receive all of the principal (the "principal only" class). The yields and market risk of interest only and principal only SMBS, respectively, may be more volatile than those of other fixed income securities. The staff of the Securities and Exchange Commission ("SEC") considers privately issued SMBS to be illiquid.

Risk Factors Associated with Mortgage-Backed Securities. Investing in Mortgage-Backed Securities involves certain risks, including the failure of a counterparty to meet its commitments, adverse interest rate changes and the effects of prepayments on mortgage cash flows. In addition, investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities. Further, the yield characteristics of Mortgage-Backed Securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments (usually monthly), the adjustability of interest rates, and the possibility that prepayments of principal may be made substantially earlier than their final distribution dates.

Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. Both adjustable rate mortgage loans and fixed rate mortgage loans may be subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment rate scenarios, a Fund may fail to recoup fully its investment in Mortgage-Backed Securities notwithstanding any direct or indirect governmental, agency or other guarantee. When a Fund reinvests amounts representing payments and unscheduled prepayments of principal, it may receive a rate of interest that is lower than the rate on existing adjustable rate mortgage pass-through securities. Thus, Mortgage-Backed Securities, and adjustable rate mortgage pass-through securities in particular, may be less effective than other types of U.S. Government securities as a means of "locking in" interest rates.

Conversely, in a rising interest rate environment, a declining prepayment rate will extend the average life of many Mortgage-Backed Securities. This possibility is often referred to as extension risk. Extending the average life of a Mortgage-Backed Security increases the risk of depreciation due to future increases in market interest rates.

Asset-Backed Securities. The Strategic Income Fund may invest in securities that represent individual interests in pools of consumer loans and trade receivables similar in structure to Mortgage-Backed Securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure). Although the collateral supporting asset-backed securities generally is of a shorter maturity than mortgage loans and historically has been less likely to experience substantial prepayments, no assurance can be given as to the actual maturity of an asset-backed security because prepayments of principal may be made at any time. Payments of principal and interest typically are supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or having a priority to certain of the borrower's other securities. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security's par value until exhausted. If the credit enhancement of an asset-backed security held by a Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, a Fund may experience losses or delays in receiving payment.

Asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate. Accordingly, a Fund's ability to maintain positions in these securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

Risks Associated With Specific Types of Derivative Debt Securities. Different types of derivative debt securities are subject to different combinations of prepayment, extension and/or interest rate risk. Conventional mortgage pass-through securities and sequential pay CMOs are subject to all of these risks, but are typically not leveraged. Thus, the magnitude of exposure may be less than for more leveraged Mortgage-Backed Securities.

The risk of early prepayments is the primary risk associated with interest only debt securities ("IOs"), leveraged floating rate securities whose yield changes in the same direction, rather than inversely to, a referenced interest rate ("super floaters"), other leveraged floating rate instruments and Mortgage-Backed Securities purchased at a premium to their par value. In some instances, early prepayments may result in a complete loss of investment in certain of these securities.

The primary risks associated with certain other derivative debt securities are the potential extension of average life and/or depreciation due to rising interest rates. These securities include floating rate securities based on the Cost of Funds Index ("COFI floaters"), other "lagging rate" floating rate securities, floating rate securities that are subject to a maximum interest rate ("capped floaters"), Mortgage-Backed Securities purchased at a discount, leveraged inverse floating rate securities ("inverse floaters"), principal only debt securities ("POs"), certain residual or support tranches of CMOs and index amortizing notes. Index amortizing notes are not Mortgage-Backed Securities, but are subject to extension risk resulting from the issuer's failure to exercise its option to call or redeem the notes before their stated maturity date. Leveraged inverse IOs combine several elements of the Mortgage-Backed Securities described above and thus present an especially intense combination of prepayment, extension and interest rate risks.

Planned amortization class ("PAC") and target amortization class ("TAC") CMO bonds involve less exposure to prepayment, extension and interest rate risks than other Mortgage-Backed Securities, provided that prepayment rates remain within expected prepayment ranges or "collars." To the extent that prepayment rates remain within these prepayment ranges, the residual or support tranches of PAC and TAC CMOs assume the extra prepayment, extension and interest rate risks associated with the underlying mortgage assets.

Other types of floating rate derivative debt securities present more complex types of interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced to below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to depreciation in the event of an unfavorable change in the spread between two designated interest rates. X-reset floaters have a coupon that remains fixed for more than one accrual period. Thus, the type of risk involved in these securities depends on the terms of each individual X-reset floater.

Brady Bonds. The Strategic Income Fund may invest in Brady Bonds and other sovereign debt securities of countries that have restructured or are in the process of restructuring sovereign debt pursuant to the Brady Plan. Brady Bonds are debt securities described as part of a restructuring plan created by U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external indebtedness (generally, commercial bank debt). In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the World Bank and the International Monetary Fund (the "IMF"). The Brady Plan facilitates the exchange of commercial bank debt for newly issued bonds (known as Brady Bonds). The World Bank and the IMF provide funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. Under these arrangements the IMF debtor nations are required to implement domestic monetary and fiscal reforms. These reforms have included the liberalization of trade and foreign investment, the privatization of state-owned enterprises and the setting of targets for public spending and borrowing. These policies and programs seek to promote the debtor country's ability to service its external obligations and promote its economic growth and development. The Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. The Adviser believes that economic reforms undertaken by countries in connection with the issuance of Brady Bonds make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment.

Brady Bonds may involve a high degree of risk, may be in default or present the risk of default. Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt, bonds issued at a discount of face value of such debt, bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Certain Brady Bonds have been collateralized as to principal due at maturity by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds, although the collateral is not available to investors until the final maturity of the Brady Bonds. Collateral purchases are financed by the IMF, the World Bank and the debtor nations' reserves. In addition, the first two or three interest payments on certain types of Brady Bonds may be collateralized by cash or securities agreed upon by creditors. Although Brady Bonds may be collateralized by U.S. Government securities, repayment of principal and interest is not guaranteed by the U.S. Government.

Ratings as Investment Criteria. In general, the ratings of Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P") and Fitch Investors Service ("Fitch") represent the opinions of these agencies as to the quality of the securities which they rate. It should be emphasized, however, that such ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Funds as initial criteria for the selection of debt securities. Among the factors which will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix A contains further information concerning the ratings of Moody's, S&P and Fitch and their significance.

Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither of these events will require the sale of the securities by the Fund (other than Sovereign Investors Fund), but the Adviser will consider the event in its determination of whether the Fund should continue to hold the securities. If any security in Sovereign Investors Fund's portfolio falls below the Fund's minimum credit quality standards, as a result of a rating downgrade or the Adviser's or Sub-adviser's determination, the Fund will dispose of the security as promptly as possible while attempting to minimize any loss.

Lower Rated High Yield/High Risk Debt Obligations. Strategic Income Fund, Financial Industries Fund, Relative Value Fund, Sovereign Investors Fund, and Technology Fund may invest in high yield/high risk, fixed income securities rated below investment grade (e.g., rated below Baa by Moody's or below BBB by S&P).

Ratings are based largely on the historical financial condition of the issuer. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate.

See the Appendix to this Statement of Additional Information which describes the characteristics of corporate bonds in the various rating categories. These Funds may invest in comparable quality unrated securities which, in the opinion of the Adviser or Sub-adviser, offer comparable yields and risks to those securities which are rated.

Debt obligations rated in the lower ratings categories, or which are unrated, involve greater volatility of price and risk of loss of principal and income. In addition, lower ratings reflect a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal. The market price and liquidity of lower rated fixed income securities generally respond to short term corporate and market developments to a greater extent than do the price and liquidity of higher rated securities because such developments are perceived to have a more direct relationship to the ability of an issuer of such lower rated securities to meet its ongoing debt obligations.

Reduced volume and liquidity in the high yield/high risk bond market or the reduced availability of market quotations will make it more difficult to dispose of the bonds and to value accurately a Fund's assets. The reduced availability of reliable, objective data may increase a Fund's reliance on management's judgment in valuing high yield/high risk bonds. In addition, a Fund's investments in high yield/high risk securities may be susceptible to adverse publicity and investor perceptions, whether or not justified by fundamental factors. In the past, economic downturns and increases in interest rates have caused a higher incidence of default by the issuers of lower-rated securities and may do so in the future, particularly with respect to highly leveraged issuers

Each Fund may acquire individual securities of any maturity and is not subject to any limits as to the average maturity of its overall portfolio. The longer the Fund's average portfolio maturity, the more the value of the portfolio and the net asset value of the Fund's shares will fluctuate in response to changes in interest rates. An increase in interest rates will generally reduce the value of the Fund's portfolio securities and the Fund's shares, while a decline in interest rates will generally increase their value.

Lending of Securities. Each Fund may lend portfolio securities to brokers, dealers, and financial institutions if the loan is collateralized by cash or U.S. Government securities according to applicable regulatory requirements. A Fund may reinvest any cash collateral in short-term securities and money market funds. When a Fund lends portfolio securities, there is a risk that the borrower may fail to return the securities involved in the transaction. As a result, the Fund may incur a loss or, in the event of the borrower's bankruptcy, the Fund may be delayed in or prevented from liquidating the collateral. It is a fundamental policy of the Funds not to lend portfolio securities having a total value exceeding 33 1/3% of its total assets.

Short Sales. Financial Industries Fund may engage in short sales in order to profit from an anticipated decline in the value of a security. Each Fund (except for Sovereign Investors Fund and Technology Fund) may also engage in short sales to attempt to limit its exposure to a possible market decline in the value of its portfolio securities through short sales of securities which the Adviser believes possess volatility characteristics similar to those being hedged. To effect such a transaction, a Fund must borrow the security sold short to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, a Fund is required to pay to the lender any accrued interest or dividends and may be required to pay a premium.

A Fund will realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. On the other hand, a Fund will incur a loss as a result of the short sale if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, interest or dividends a Fund may be required to pay in connection with a short sale. The successful use of short selling as a hedging device may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

Under applicable guidelines of the staff of the SEC, if a Fund engages in short sales, it must put in a segregated account (not with the broker) an amount of cash or liquid securities equal to the difference between (a) the market value of the securities sold short and (b) any cash or U.S. Government securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). In addition, until a Fund replaces the borrowed security, it must daily maintain the segregated account at such a level that the amount deposited in it plus the amount deposited with the broker as collateral will equal the current market value of the securities sold short. Except for short sales against the box, the amount of the Fund's net assets that may be committed to short sales is limited and the securities in which short sales are made must be listed on a national securities exchange.

Short selling may produce higher than normal portfolio turnover which may result in increased transaction costs to a Fund.

Forward Commitment and When-Issued Securities. Each Fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. A Fund will engage in when- issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, a Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

When a Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund's losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date a Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities, of any type or maturity, equal in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, a Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

Short-Term Trading and Portfolio Turnover. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. The Relative Value Fund, Technology Fund, and Strategic Income Fund engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments, or to take advantage of yield disparities between various fixed income securities in order to realize capital gains or improve income. Short term trading may have the effect of increasing portfolio turnover rate.

The remaining Funds do not intend to invest for the purpose of seeking short-term profits. These Funds' particular portfolio securities may be changed, however, without regard to the holding period of these securities when the Adviser or Sub-adviser deems that this action will help achieve the Fund's objective given a change in an issuer's operations or in general market conditions.

The portfolio turnover rate for each Fund is shown in the section captioned "Financial Highlights" in the prospectuses. A high rate of portfolio turnover (100% or greater) involves corresponding higher transaction expenses and may make it more difficult for a Fund to qualify as a regulated investment company for Federal income tax purposes.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions. Each Fund has adopted the following fundamental investment restrictions which will not be changed without the approval of a majority of the applicable Fund's outstanding voting securities. Under the Investment Company Act of 1940, as amended (the "1940 Act"), and as used in the Prospectuses and this Statement of Additional Information, a "majority of the outstanding voting securities" means approval by the lesser of
(1) the holders of 67% or more of the Fund represented at a meeting if the more than 50% of the Fund's outstanding shares of the Fund are present in person or by proxy or (2) more than 50% of the outstanding shares.

         Each Fund may not:

         1. Issue senior securities, except as permitted by paragraphs 2, 5 and 6 below. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the deferral of the Trustees' fees and the purchase or sale of options, futures contracts, forward commitments, swaps and repurchase agreements entered into in accordance with the Fund's investment policies within the meaning of paragraph 6 below, are not deemed to be senior securities.

         2. Borrow money, except for the following extraordinary or emergency purposes: (i) from banks for temporary or short-term purposes or for the clearance of transactions; (ii) in connection with the redemption of Fund shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets; and (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets, but only if after each such borrowing there is asset coverage of at least 300% as defined in the 1940 Act. For purposes of this investment restriction, the deferral of trustees' fees and short sales, transactions in futures contracts and options on futures contracts, securities or indices and forward commitment transactions shall not constitute borrowing. This restriction does not apply to transactions in reverse repurchase agreements in amounts not to exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value.

         3. Act as an underwriter, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the Securities Act of 1933 (the "1933 Act").

         4. Purchase or sell real estate except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

         5. Invest in commodities, except the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants, interest rate and currency swaps, interest rate caps, floors and collars and repurchase agreements entered into in accordance with the Fund's investment policies.

         6. Make loans, except that the Fund (1) may lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

         7. Purchase the securities of issuers conducting their principal activity in the same industry if, immediately after such purchase, the value of its investments in such industry would equal or exceed 25% of its total assets taken at market value at the time of such investment. The Financial Industries Fund will ordinarily invest more than 25% of its assets in the financial services sector. The Technology Fund will ordinarily invest more than 25% of its total assets in the technology industry. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies, instrumentalities or authorities.

         8. For each Fund, with respect to 75% of total assets [see non-fundamental investment restriction (f)], purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities), if:

                  (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or

                  (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

Non-Fundamental Investment Restrictions. The following restrictions are designated as non-fundamental and may be changed by the Trustees without shareholder approval.

         Each Fund may not:

         (a) Purchase securities on margin or make short sales, unless, by virtue of its ownership of other securities, the Fund has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except (i) in connection with arbitrage transactions, (ii) for hedging the Fund's exposure to an actual or anticipated market decline in the value of its securities, (iii) to profit from an anticipated decline in the value of a security, and (iv) for obtaining such short-term credits as may be necessary for the clearance of purchases and sales of securities. The Sovereign Investors Fund and Technology Fund may not make short sales.

         (b) Purchase a security if, as a result, (i) more than 10% of the Fund's total assets would be invested in the securities of other investment companies, (ii) the Fund would hold more than 3% of the total outstanding voting securities of any one investment company, or (iii) more than 5% of the Fund's total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the Fund in connection with lending the Fund's portfolio securities, in the securities of open-end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds.

         (c) Invest in securities which are illiquid if, as a result, more than 15% of its net assets would consist of such securities, including repurchase agreements maturing in more than seven days, securities that are not readily marketable, restricted securities not eligible for resale pursuant to Rule 144A under the 1933 Act and privately issued stripped mortgage-backed securities. The adviser will determine on a case by case basis whether a particular OTC option is illiquid.

         (d) Invest for the purpose of exercising control over or management of any company.

         In addition:

         (e) Under normal conditions, Sovereign Investors Fund may not invest more than 10% of total assets in cash and/or cash equivalents (except cash segregated in relation to futures, forward and option contracts).

         (f) Sovereign Investors Fund may not invest more than 5% of total assets at time of purchase in any one security (other than U.S. government securities).

If a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time on investment is made, a later change in percentage resulting from changes in the value of each Fund's assets will not be considered a violation of the restriction.

The Funds will invest only in countries on the Adviser's Approved Country Listing. The Approved Country Listing is a list maintained by the Adviser's investment department that outlines all countries, including the United States, that have been approved for investment by Funds managed by the Adviser.


In addition, no Fund may invest either directly or indirectly in any Russian equity. Strategic Income Fund can invest up to 5% of total assets in: (1) Sovereign Russian Debt and Municipal Fixed Income Securities; (2) that are NOT ruble-denominated; (3) that are held physically outside of Russia; and (4) have Euroclear settlement.

THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Funds is managed by its Trustees, who elect officers who are responsible for the day-to-day operations of the Funds and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Funds are also officers or Directors of the Adviser, or officers and Directors of the Fund's principal distributor, John Hancock Funds, LLC (prior to February 1, 2002, John Hancock Funds, Inc.) ("John Hancock Funds").



---------------------------- ------------- -------------- -------------------------------------------- ----------------
                                                                                                       Number of John
                             Position(s)   Trustee/       Principal Occupation(s)                      Hancock Funds
Name, Address (1)            Held with     Officer        and other Directorships                      Overseen by
And Age                      Funds         since(2)       During Past 5 Years                          Trustee
---------------------------- ------------- -------------- -------------------------------------------- ----------------
Independent Trustees

---------------------------- ------------- -------------- -------------------------------------------- ----------------
Dennis S. Aronowitz          Trustee        *1998         Professor of Law, Emeritus, Boston           30
Born:  1931                                  1996         University School of Law (as of 1996);
                                             1997         Director, Brookline Bancorp.
                                             2000
                                             1996
---------------------------- ------------- -------------- -------------------------------------------- ----------------
Richard P. Chapman, Jr.      Trustee        *1998         Chairman, President and Chief Executive      30
Born:  1935                                  1996         Officer, Brookline Bancorp. (lending)
                                             1997         (since 1972); Trustee, Northeastern
                                             2000         University (education); Chairman and
                                             1996         Director, Lumber Insurance Co. (insurance)
                                                          (until 2000); Chairman and Director,
                                                          Northeast Retirement Services, Inc.
                                                          (retirement administration) (since 1998).

---------------------------- ------------- -------------- -------------------------------------------- ----------------
William J. Cosgrove          Trustee        *1998         Vice President, Senior Banker and Senior     30
Born:  1933                                  1996         Credit Officer, Citibank, N.A. (retired
                                             1997         1991); Executive Vice President, Citadel
                                             2000         Group Representatives, Inc.;  Director,
                                             1996         Hudson City Bancorp; Trustee, Scholarship
                                                          Fund for Inner City Children (since 1986).

---------------------------- ------------- -------------- -------------------------------------------- ----------------
Richard A. Farrell           Trustee        *1998         President, Farrell, Healer & Co., Inc.,      30
Born:  1932                                  1996         (venture capital management firm)(since
                                             1997         1980) and General Partner of the Venture
                                             2000         Capital Fund of NE (since 1980);  Prior to
                                             1996         1980, headed the venture capital group at
                                                          Bank of Boston Corporation.

---------------------------- ------------- -------------- -------------------------------------------- ----------------
* Relative Value, Sovereign Investors, Financial Industries, Technology and
  Strategic Income Funds, respectively.
(1) Business address for independent and interested Trustees and officers is 101
    Huntington Avenue, Boston, Massachusetts 02119.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Interested Trustee: holds positions with the Fund's investment adviser, underwriter, and/or certain other affiliates.


                                       27




---------------------------- ------------- -------------- -------------------------------------------------  ------------------
                                                                                                             Number of John
                             Position(s)   Trustee/       Principal Occupation(s)                            Hancock Funds
Name, Address (1)            Held with     Officer        and other Directorships                            Overseen by
And Age                      Funds         since(2)       During Past 5 Years                                Trustee
---------------------------- ------------- -------------- -------------------------------------------------- ------------------
Gail D. Fosler               Trustee        *1998         Senior Vice President and Chief Economist, The     30
Born:  1947                                  1996         Conference Board (non-profit economic and
                                             1997         business research)(since 1989); Director, Unisys
                                             2000         Corp. (since 1993); Director, H.B. Fuller
                                             1996         Company (since 1992) and DBS Holdings
                                                          (Singapore) (banking and financial services)
                                                          (since 1999); Director, National
                                                          Bureau of Economic Research (academic)(since
                                                          1989); Director, Baxter International
                                                          (medical health care)(since 2001).
---------------------------- ------------- -------------- -------------------------------------------------- ------------------
William F. Glavin            Trustee        *1998         President Emeritus, Babson College (as of 1998);   30
Born:  1932                                  1996         Vice Chairman, Xerox Corporation (until 1989);
                                             1997         Director, Reebok, Inc. (since 1994) and Inco Ltd.
                                             2000
                                             1996
---------------------------- ------------- -------------- -------------------------------------------------- ------------------
John A. Moore                Trustee        *1998         President and Chief Executive Officer, Institute   36
Born:  1939                                  1996         for Evaluating Health Risks, (nonprofit
                                             1997         institution) (until 2001); Senior Scientist,
                                             2000         Sciences International (health research)(since
                                             1996         1998); Principal, Hollyhouse (consulting)(since
                                                          2000); Director, CIIT(nonprofit research) (since
                                                          2002).

---------------------------- ------------- -------------- -------------------------------------------------- ------------------
Patti McGill Peterson        Trustee        *1998         Executive Director, Council for International      36
Born:  1943                                  1996         Exchange of Scholars (since 1998); Vice
                                             1997         President, Institute of International Education
                                             2000         (since 1998); Senior Fellow, Cornell Institute
                                             1996         of Public Affairs, Cornell University (until
                                                          1997); President Emerita of Wells College and
                                                          St. Lawrence University; Director, Niagara
                                                          Mohawk Power Corporation (electric utility).

---------------------------- ------------- -------------- -------------------------------------------------- ------------------
John W. Pratt                Trustee        *1998         Professor of Business Administration Emeritus,     30
Born:  1931                                  1996         Harvard University Graduate School of Business
                                             1997         Administration (as of 1998).
                                             2000
                                             1996

---------------------------- ------------- -------------- -------------------------------------------------- ------------------
* Relative Value, Sovereign Investors, Financial Industries, Technology and
  Strategic Income Funds, respectively.
(1) Business address for independent and interested Trustees and officers is 101
    Huntington Avenue, Boston, Massachusetts 02119.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Interested Trustee: holds positions with the Fund's investment adviser, underwriter, and/or certain other affiliates.


                                       28




---------------------------- ------------- -------------- ------------------------------------------------ --------------------
                                                                                                           Number of John
                             Position(s)   Trustee/       Principal Occupation(s)                          Hancock Funds
Name, Address (1)            Held with     Officer        and other Directorships                          Overseen by
And Age                      Funds         since(2)       During Past 5 Years                              Trustee
---------------------------- ------------- -------------- ------------------------------------------------ --------------------
Interested Trustees
---------------------------- ------------- -------------- ------------------------------------------------ --------------------
John M. DeCiccio (3)         Trustee        *2001         Executive Vice President and Chief Investment    66
Born:  1948                                  2001         Officer, John Hancock Financial Services,
                                             2001         Inc.; Director, Executive Vice President and
                                             2001         Chief Investment Officer, John Hancock Life
                                             2001         Insurance Company; Chairman of the Committee
                                                          of Finance of John Hancock Life Insurance
                                                          Company; Director, John Hancock
                                                          Subsidiaries, LLC, Hancock Natural
                                                          Resource Group, Independence
                                                          Investment LLC, Independence Fixed
                                                          Income LLC, John Hancock Advisers, LLC
                                                          (the "Adviser") and The Berkeley Financial
                                                          Group, LLC ("The Berkeley Group"), John
                                                          Hancock Funds, LLC ("John Hancock
                                                          Funds"), Massachusetts Business Development
                                                          Corporation; Director, John Hancock Insurance
                                                          Agency, Inc. ("Insurance Agency,
                                                          Inc.") (until 1999) and John Hancock
                                                          Signature Services, Inc. ("Signature
                                                          Services") (until 1997).

---------------------------- ------------- -------------- ------------------------------------------------ --------------------
Maureen R. Ford (3)          Trustee,       *2000         Executive Vice President, John Hancock           66
Born:  1955                  Chairman,       2000         Financial Services, Inc., John Hancock Life
                             President       2000         Insurance Company; Chairman, Director,
                             and Chief       2000         President and Chief Executive Officer, the
                             Executive       2000         Advisers and The Berkeley Group; Chairman,
                             Officer                      Director and Chief Executive Officer, John
                                                          Hancock Funds, Chairman, Director and
                                                          President, Insurance Agency, Inc.; Chairman,
                                                          Director and Chief Executive Officer,
                                                          Sovereign Asset Management Corporation
                                                          ("SAMCorp."); Director, Independence
                                                          Investment LLC, Independence Fixed Income LLC
                                                          and Signature Services; Senior Vice President,
                                                          MassMutual Insurance Co. (until 1999); Senior
                                                          Vice President, Connecticut Mutual Insurance
                                                          Co. (until 1996).
---------------------------- ------------- -------------- ------------------------------------------------ --------------------
* Relative Value, Sovereign Investors, Financial Industries, Technology and
  Strategic Income Funds, respectively.
(1) Business address for independent and interested Trustees and officers is 101
    Huntington Avenue, Boston, Massachusetts 02119.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Interested Trustee: holds positions with the Fund's investment adviser, underwriter, and/or certain other affiliates.


                                       29




---------------------------- ------------- -------------- -------------------------------------------- ----------------
                                                                                                       Number of John
                             Position(s)   Trustee/       Principal Occupation(s)                      Hancock Funds
Name, Address (1)            Held with     Officer        and other Directorships                      Overseen by
And Age                      Funds         since(2)       During Past 5 Years                          Trustee
--------------------------- -------------- -------------- -------------------------------------------- -----------------
Principal Officers who
are not Trustees
--------------------------- -------------- -------------- -------------------------------------------- -----------------
William L. Braman           Executive       *2000         Executive Vice President and Chief           N/A
Born:  1953                 Vice             2000         Investment Officer, the Adviser and each
                            President        2000         of the John Hancock funds; Director,
                            and Chief        2000         SAMCorp., Executive Vice President and
                            Investment       2000         Chief Investment Officer, Barring Asset
                            Officer                       Management, London U.K. (until 2000).

--------------------------- -------------- -------------- -------------------------------------------- -----------------
Richard A. Brown            Senior Vice     *2000         Senior Vice President, Chief Financial       N/A
Born:  1949                 President        2000         Officer and Treasurer, the Adviser, John
                            and Chief        2000         Hancock Funds, and The Berkeley Group;
                            Financial        2000         Second Vice President and Senior Associate
                            Officer          2000         Controller, Corporate Tax Department, John
                                                          Hancock Financial Services, Inc. (until
                                                          2001).

--------------------------- -------------- -------------- -------------------------------------------- -----------------
Thomas H. Connors           Vice            *1998         Vice President and Compliance Officer, the   N/A
Born:  1959                 President        1996         Adviser and each of the John Hancock
                            and              1997         funds; Vice President, John Hancock Funds.
                            Compliance       2000
                            Officer          1996

--------------------------- -------------- -------------- -------------------------------------------- -----------------
William H. King             Vice            *2001         Vice President and Assistant Treasurer,      N/A
Born:  1952                 President        1996         the Adviser; Vice President and Treasurer
                            and Treasurer    1997         of each of the John Hancock funds;
                                             2000         Assistant Treasurer of each of the John
                                             1996         Hancock funds (until 2001).

--------------------------- -------------- -------------- -------------------------------------------- -----------------
Susan S. Newton             Senior Vice     *1998         Senior Vice President, Secretary and Chief   N/A
Born:  1950                 President,       1996         Legal Officer, SAMCorp., the Adviser and
                            Secretary        1997         each of the John Hancock funds, John
                            and Chief        2000         Hancock Funds and The Berkeley Group; Vice
                            Legal Officer    1996         President, Signature Services (until
                                                          2000), Director, Senior Vice President and
                                                          Secretary, NM Capital.
--------------------------- -------------- -------------- -------------------------------------------- -----------------
* Relative Value, Sovereign Investors, Financial Industries, Technology and
  Strategic Income Funds, respectively.
(1) Business address for independent and interested Trustees and officers is 101
    Huntington Avenue, Boston, Massachusetts 02119.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Interested Trustee: holds positions with the Fund's investment adviser, underwriter, and/or certain other affiliates.

The Funds' Board of Trustees currently has five standing Committees: the Audit Committee, the Administration Committee, the Contracts/Operations Committee, the Investment Performance Committee and the Coordinating Committee. Each Committee is comprised of Independent Trustees who are not "interested persons". The Audit Committee members are Messrs. Moore, Farrell and Ms. Fosler. The Audit Committee recommends to the full board auditors for each Fund, monitors and oversees the audits of the Funds, communicates with both independent auditors and internal auditors on a regular basis and provides a forum for the auditors to report and discuss any matters they deem appropriate at any time. The Audit Committee held four meetings during the fiscal year ended December 31, 2001.

The Administration Committee's members are all of the Independent Trustees of the Fund. The Administration Committee reviews the activities of the other four standing committees and makes the final selection and nomination of candidates to serve as Independent Trustees. The Administration Committee will consider nominees recommended by shareholders to serve as Independent Trustees, provided that shareholders submit recommendations in compliance with all of the pertinent provisions of Rule 14a-8 under the Securities Exchange Act of 1934. The Administration Committee also works with all Trustees on the selection and election of officers of the Funds. The Administration Committee held four meetings during the fiscal year ended December 31, 2001.

The Contracts/Operations Committee members are Messrs. Chapman, Cosgrove and Pratt. The Contracts/Operations Committee oversees the initiation, operation, and renewal of contracts between the Funds and other entities. These contracts include advisory and subadvisory agreements, custodial and transfer agency agreements and arrangements with other service providers. The Contracts/Operations Committee held five meetings during the fiscal year ended December 31, 2001.

The Investment Performance Committee consists of Messrs. Aronowitz, Glavin and Ms. Peterson. The Investment Performance Committee monitors and analyzes the performance of each Fund generally, consults with the adviser as necessary if a Fund requires special attention, and reviews peer groups and other comparative standards as necessary. The Investment Performance Committee held four meetings during the fiscal year ended December 31, 2001.


The Coordinating Committee members are the chairpersons of the other four standing committees. The Coordinating Committee assures consistency of action among committees, reviews Trustee compensation, evaluates Trustee performance and considers committee membership rotations as well as relevant corporate governance issues.

The following table provides information regarding the compensation paid by the Funds and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Mr. DeCiccio and Ms. Ford, each a non-Independent Trustee, and each of the officers of the Fund who are interested persons of the Adviser, are compensated by the Adviser and/or affiliates and receive no compensation from the Fund for their services.



                           Aggregate              Total Compensation From
                           Compensation           the Fund and John Hancock
Independent Trustees       from the Funds (1)     Fund Complex to Trustees (2)
--------------------       ------------------     ----------------------------

Dennis J. Aronowitz               $ 1,300                $  75,000
Richard P. Chapman*                 1,363                   78,100
William J. Cosgrove*                1,239                   72,000
Leland O. Erdahl+                     294                   18,000
Richard A. Farrell                  1,239                   72,000
Gail D. Fosler                      1,301                   75,000
William F. Glavin*                  1,239                   72,000
Dr. John A. Moore*                  1,302                   75,100
Patti McGill Peterson               1,239                   72,000
John Pratt                          1,239                   72,000
                                 --------                ---------
Total                             $11,755                 $681,200

(1) Compensation is for the current fiscal year ending December 31, 2001, and includes any deferred compensation.


(2) Total compensation paid by the John Hancock Funds Complex to the Independent Trustees is as of December 31, 2001. As of this date, there were sixty-six funds in the John Hancock Fund Complex , with Mr. Moore and Ms. Peterson serving on thirty-six funds and each other Independent Trustees serving on thirty funds.

+As of February 28, 2001, Mr. Erdahl resigned as Trustee of the Complex.

*As of December 31, 2001, the value of the aggregate accrued deferred compensation amount from all funds in the John Hancock Funds Complex for Mr. Chapman was $71,309, Mr. Cosgrove was $207,842, Mr. Glavin was $280,742 and for Dr. Moore was $238,982 under the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees (the "Plan").

All of the officers listed are officers or employees of the Adviser or Affiliated Companies. Some of the Trustees and officers may also be officers or Trustees of one or more of the other funds for which the Adviser serves as investment adviser.


As of April 10, 2002, all shares were held by the Life Co. and the Variable Life Co.


INVESTMENT ADVISORY AND OTHER SERVICES


The Adviser, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and has approximately $29 billion in assets under management in its capacity as investment adviser to the Funds and the other funds and publicly traded investment companies in the John Hancock group of funds as well as institutional accounts. The Adviser is an affiliate of the Life Company, one of the most recognized and respected financial institutions in the nation. With total assets under management of more than $100 billion, the Life Company is one of the ten largest life insurance companies in the United States, and carries a high rating from Standard & Poor's and A.M. Best. Founded in 1862, the Life Company has been serving clients for over 130 years.

Each Fund has entered into an investment management contract (the "Advisory Agreement") with the Adviser, which was approved by the Funds' shareholders. Pursuant to the Advisory Agreements, the Adviser will: (a) furnish continuously an investment program for the Funds and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held, sold or exchanged, and (b) provide supervision over all aspects of the Funds' operations except those which are delegated to a custodian, transfer agent or other agent.

The Funds bear all costs of their organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders' reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Funds' plan of distribution; fees and expenses of custodians including those for keeping books and accounts maintaining a committed line of credit and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Funds (including an allocable portion of the cost of the Adviser's employees rendering such services to the Funds); the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders' meetings; trade association membership; insurance premiums; and any extraordinary expenses.

With respect to Technology Fund, the Adviser has entered into a Sub-advisory agreement with American Fund Advisors, Inc. ("AFA"). AFA is located at 1415 Kellum Place, Suite 205 Garden City, New York 11530 and was incorporated under the laws of New York in 1978. AFA, subject to the supervision of the Adviser, manages the Technology Fund's investments. AFA also provides investment advisory and management services to individual and institutional clients.

Under the Sub-advisory agreement, the Sub-adviser, subject to the review of the Trustees and the overall supervision of the Adviser, is responsible for managing the investment operations of the Technology Fund and the composition of the Fund's portfolio and furnishing the Fund with advice and recommendations with respect to investments, investment policies and the purchase and sale of securities.

As provided by the Advisory Agreements, each Fund pays the Adviser a fee, which is accrued daily and paid monthly in arrears and is equal on an annual basis to a stated percentage of the respective Fund's average daily net asset value.


------------------------------------------------ ---------------------------
Technology Fund                                  0.80%
------------------------------------------------ ---------------------------
Financial Industries Fund                        0.80%
------------------------------------------------ ---------------------------
Relative Value Fund                              0.60%
------------------------------------------------ ---------------------------
Sovereign Investors Fund                         0.60%
------------------------------------------------ ---------------------------
Strategic Income Fund                            0.60%
------------------------------------------------ ---------------------------


With respect to Technology Fund, the Adviser (not the Fund) pays a sub-advisory fee to AFA equal to 0.10% of the Technology Fund's average daily net assets.

From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund's expenses to a specified percentage of average daily net assets. The adviser has voluntarily agreed to limit each Fund's expenses, excluding the management fee, to 0.25% of each Fund's average daily net assets. The Adviser retains the right to reimpose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual expenses fall below this limit.

Securities held by a Fund may also be held by other funds or investment advisory clients for which the Adviser or any of its affiliates provides investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the Adviser or Sub-adviser for a Fund or for other funds or clients for which the Adviser or Sub-adviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or its affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Pursuant to each Advisory Agreement, and, where applicable, Sub-advisory agreement, neither the Adviser nor any Sub-adviser is liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the matters to which its respective contract relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser or any Sub-adviser in the performance of its duties or from its reckless disregard of the obligations and duties under the applicable agreement.

Under the Advisory Agreements, each Fund may use the name "John Hancock" or any name derived from or similar to it only for as long as the applicable advisory agreement or any extension, renewal or amendment thereof remains in effect. If a Fund's advisory agreement is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the non-exclusive right to use the name John Hancock or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

For the fiscal years ended December 31, 1999, 2000 and 2001, the Adviser's management fee for each Fund is listed below.



                                          1999                            2000                               2001
                                     Management Fee                  Management Fee                     Management Fee
           Funds                received by the Adviser          received by the Adviser           received by the Adviser
           -----                -----------------------          -----------------------           -----------------------

Technology                               $ ----                          $33,261                           $141,663
Financial Industries                    398,471                          434,813                           $592,963
Relative Value                          147,515                          257,116                           $283,176
Sovereign Investors                     248,937                          295,467                           $375,151
Strategic Income                        117,404                          165,020                           $298,966


Board Review of Investment Advisory Agreements Each Fund's Board of Trustees is responsible for overseeing the performance of the Fund's investment adviser (and Sub-adviser with respect to Technology Fund) and determining whether to approve and renew the Fund's Advisory Agreement (and Sub-advisory Agreement for Technology Fund). The Board has a standing request that the Adviser provide the Board with certain information the Board has deemed important to evaluating the short- and long-term performance of the Adviser and Sub-adviser. This information includes periodic performance analysis and status reports from the Adviser and quarterly Portfolio and Investment Performance Reports. Each Fund's portfolio managers meet with the Board from time to time to discuss the management and performance of the Fund and respond to the Board's questions concerning the performance of the Adviser. When the Board considers whether to renew an investment advisory contract or sub-advisory contract, the Board takes into account numerous factors, including: (1) the nature, extent and quality of the services provided by the Adviser and Sub-adviser; (2) the investment performance of the Fund's assets managed by the Adviser or Sub-adviser; (3) the fair market value of the services provided by the Adviser or Sub-adviser; (4) a comparative analysis of expense ratios of, and advisory fees paid by, similar funds; (5) the extent to which the Adviser has realized or will realize economies of scale as the Fund grows; (6) other sources of revenue to the Adviser or its affiliates from its relationship with the Fund and intangible or "fall-out" benefits that accrue to the Adviser and its affiliates, if relevant; and (7) the Adviser's control of the operating expenses of the fund, such as transaction costs, including ways in which portfolio transactions for the fund are conducted and brokers are selected.

Financial Industries Fund: The primary factors underlying the Board's decision to renew the Financial Industries Fund's Advisory Agreement were as follows:

o The Board determined that the performance results of the Fund and the Adviser's responsive actions were reasonable, as compared with relevant performance standards, including the performance results of comparable variable insurance product specialty and miscellaneous funds derived from data provided by Lipper Inc. and appropriate market indexes.
o The Board decided that the advisory fee paid by the Fund was reasonable based on the average advisory fee for comparable funds.
o The Board evaluated the Adviser's investment staff and portfolio management process, and reviewed the composition and overall performance of the Fund's portfolio on both a short-term and long-term basis. The Board considered whether the Fund should obtain alternative portfolio management services and concluded that, under all the circumstances and based on its informed business judgement, the most appropriate course of action in the best interest of the Fund's shareholders was to renew the agreement with the Adviser.

Relative Value Fund: The primary factors underlying the Board's decision to renew the Relative Value Fund's Advisory Agreement were as follows:

o The Board determined that the performance results of the Fund and the Adviser's responsive actions were reasonable, as compared with relevant performance standards, including the performance results of comparable variable insurance product growth and income funds derived from data provided by Lipper Inc. and appropriate market indexes.
o The Board decided that the advisory fee paid by the Fund was reasonable based on the average advisory fee for comparable funds.
o The Board evaluated the Adviser's investment staff and portfolio management process, and reviewed the composition and overall performance of the Fund's portfolio on both a short-term and long-term basis. The Board considered whether the Fund should obtain alternative portfolio management services and concluded that, under all the circumstances and based on its informed business judgement, the most appropriate course of action in the best interest of the Fund's shareholders was to renew the agreement with the Adviser.

Sovereign Investors Fund: The primary factors underlying the Board's decision to renew the Sovereign Investors Fund's Advisory Agreement were as follows:

o The Board determined that the performance results of the Fund and the Adviser's responsive actions were reasonable, as compared with relevant performance standards, including the performance results of comparable variable insurance product equity income funds and balanced funds derived from data provided by Lipper Inc. and appropriate market indexes.
o The Board decided that the advisory fee paid by the Fund was reasonable based on the average advisory fee for comparable funds.
o The Board evaluated the Adviser's investment staff and portfolio management process, and reviewed the composition and overall performance of the Fund's portfolio on both a short-term and long-term basis. The Board considered whether the Fund should obtain alternative portfolio management services and concluded that, under all the circumstances and based on its informed business judgement, the most appropriate course of action in the best interest of the Fund's shareholders was to renew the agreement with the Adviser.

Strategic Income Fund: The primary factors underlying the Board's decision to renew the Strategic Income Fund's Advisory Agreement were as follows:

o The Board determined that the performance results of the Fund and the Adviser's responsive actions were reasonable, as compared with relevant performance standards, including the performance results of comparable variable insurance product general bond funds derived from data provided by Lipper Inc. and appropriate market indexes.
o The Board decided that the advisory fee paid by the Fund was reasonable based on the average advisory fee for comparable funds.
o The Board evaluated the Adviser's investment staff and portfolio management process, and reviewed the composition and overall performance of the Fund's portfolio on both a short-term and long-term basis. The Board considered whether the Fund should obtain alternative portfolio management services and concluded that, under all the circumstances and based on its informed business judgement, the most appropriate course of action in the best interest of the Fund's shareholders was to renew the agreement with the Adviser.

Technology Fund: The primary factors underlying the Board's decision to renew the Technology Fund's Advisory Agreement and Sub-Advisory Agreement were as follows:

o The Board determined that the performance results of the Fund and the Adviser's and Sub-adviser's responsive actions were reasonable, as compared with relevant performance standards, including the performance results of comparable variable insurance specialty and miscellaneous funds derived from data provided by Lipper Inc. and appropriate market indexes.
o The Board decided that the advisory fee paid by the Fund was reasonable based on the average advisory fee for comparable funds.
o The Board evaluated the Adviser's and Sub-adviser's investment staff and portfolio management process, and reviewed the composition and overall performance of the Fund's portfolio on both a short-term and long-term basis. The Board considered whether the Fund should obtain alternative portfolio management services and concluded that, under all the circumstances and based on its informed business judgement, the most appropriate course of action in the best interest of the Fund's shareholders was to renew the agreements with the Adviser and Sub-adviser.

Each Advisory Agreement, Sub-advisory agreement and Distribution Agreement will continue in effect from year to year if approved by either the vote of the Fund's shareholders or the Trustees, including a vote of a majority of the Trustees who are not parties to the agreement or "interested persons" of any such party, cast at a meeting called for such purposes. These agreements may be terminated on 60 days written notice by any party or by a vote of a majority of the outstanding voting securities of the affected Fund and will terminate automatically if assigned.


Accounting and Legal Services Agreement. The Trust, on behalf of the Fund, is a party to an Accounting and Legal Services Agreement with the Adviser. Pursuant to this agreement, the Adviser provides the Fund with certain tax, accounting and legal services. For the fiscal years ended December 31, 1999, 2000 and 2001, the Funds paid the Adviser the following amounts under this Agreement.

--------------------------------------------------------------------------------
Funds                      1999                2000                   2001
--------------------------------------------------------------------------------
Technology             $    ----           $    810+              $  3,619
--------------------------------------------------------------------------------
Financial Industries      8,707              10,269                 15,125
--------------------------------------------------------------------------------
Relative Value            4,476               8,056                  9,669
--------------------------------------------------------------------------------
Sovereign Investors       7,445               9,273                 12,758
--------------------------------------------------------------------------------
Strategic Income          3,504               5,193                 10,237
--------------------------------------------------------------------------------

+From commencement of operations on May 1, 2000.

Personnel of the Adviser and their affiliates may trade securities for their personal accounts. The Funds also may hold, or may be buying or selling, the same securities. To prevent the Funds from being disadvantaged, the adviser(s), the principal underwriter and the Funds have adopted a code of ethics which restricts the trading activity of those personnel.


DISTRIBUTION CONTRACTS

Distribution Agreement. John Hancock Funds, a wholly owned subsidiary of the Adviser, serves as the principal underwriter for the Trust in connection with the continuous offering of the shares of the Funds. John Hancock Funds has the exclusive right, pursuant to the Distribution Agreement, to purchase shares from the Funds at net asset value for resale to the separate accounts of insurance companies at the public offering price.

NET ASSET VALUE

For purposes of calculating the net asset value ("NAV") of the Funds' shares, the following procedures are utilized wherever applicable.

Debt securities are valued on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

Equity securities traded on a principal exchange or NASDAQ National Market issues are generally valued at last sale price on the day of valuation. Securities in the aforementioned category for which no sales are reported and other securities traded over-the-counter are generally valued at the last available bid price.

Short-term debt instruments which have a remaining maturity of 60 days or less are generally valued at amortized cost which approximates market value. If market quotations are not readily available or if in the opinion of the Adviser any quotation or price is not representative of true market value, the fair value of any security may be determined in good faith in accordance with procedures approved by the Trustees.

Foreign securities are valued on the basis of quotations from the primary market in which they are traded. Any assets or liabilities expressed in terms of foreign currencies are translated into U.S. dollars by the Funds' custodian based on London currency exchange quotations as of 5:00 p.m., London time (12:00 noon, New York time) on the date of any determination of a Fund's NAV. If quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, assets are valued by a method that the Trustees believe accurately reflects fair value.

The NAV for each Fund is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern Time) by dividing the Fund's net assets by the number of its shares outstanding. On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which a Fund's NAV is not calculated. Consequently, a Fund's portfolio securities may trade and the NAV of that Fund's shares may be significantly affected on days when a shareholder has no access to that Fund.

SPECIAL REDEMPTIONS

Although the Funds would not normally do so, each Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred. Any such securities would be valued for the purpose of making such payment at the same value as used in determining net asset value. Each Fund has elected to be governed by Rule 18f-1 under the 1940 Act. Under that rule, each Fund must redeem its shares solely for cash, except to the extent that redemption payments during any 90-day period for any one account, would exceed the lesser of $250,000 or 1% of the net asset value.

DESCRIPTION OF THE TRUST'S SHARES

The Trustees of the Trust are responsible for the management and supervision of the Funds. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Funds, without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series and classes, without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have only authorized shares of the Funds. Additional series may be added in the future. The Trustees have not authorized the issuance of additional classes of shares of the Funds.

Each share of a Fund represents an equal proportionate interest in the assets belonging to that Fund. When issued, shares are fully paid and nonassessable except as provided in the Prospectuses under the caption "Organization and Management of the Funds." In the event of liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. Shares of a Fund are freely transferable and have no preemptive, subscription or conversion rights.

In accordance with the provisions of the Declaration of Trust, the Trustees have initially determined that shares entitle their holders to one vote per share on any matter on which such shares are entitled to vote. The Trustees may determine in the future, without the vote or consent of shareholders, that each dollar of net asset value (number of shares owned times net asset value per share) will be entitled to one vote on any matter on which such shares are entitled to vote.

The rights, if any, of Variable Contract holders to vote the shares of a Fund are governed by the relevant Variable Contract. For information on these voting rights, see the Prospectuses describing the Variable Contract.

Unless otherwise required by the 1940 Act or the Declaration of Trust, each Fund has no intention of holding annual meetings of shareholders. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Trust. However, each Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Funds. The Declaration of Trust also provides for indemnification out of the Funds' assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Funds shall be liable for the liabilities of any other series. Furthermore, no fund included in the Funds' Prospectuses shall be liable for the liabilities of any other series. Liability is therefore limited to circumstances in which the Funds would be unable to meet their obligations, and the possibility of this occurrence is remote.

The Fund reserves the right to reject any application which conflicts with the Fund's internal policies or the policies of any regulatory authority. John Hancock Funds does not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at net asset value in the fund or funds from which a redemption was made or dividend paid. Information provided on the account application may be used by the Funds to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify John Hancock Servicing Center of a different intent. A shareholder's account is governed by the laws of The Commonwealth of Massachusetts. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Selling activities for the Fund may not take place outside the U.S., except with U.S. military bases, APO addresses and U.S. diplomats. Brokers of record on Non-U.S. investors' accounts with foreign mailing addresses are required to certify that all sales activities have occurred, and in the future will occur, only in the U.S. A foreign corporation may purchase shares of the Fund only if it has a U.S. mailing address.

DIVIDENDS

Dividends from net investment income are declared and paid as follows:

FUND                                     DECLARED                   PAID
----                                     --------                   ----
Technology Fund                          Annually                   Annually
Financial Industries Fund                Annually                   Annually


Relative Value Fund                      Annually                   Annually


Sovereign Investors Fund                 Quarterly                  Quarterly
Strategic Income Fund                    Daily                      Monthly

Capital gains distributions are generally declared annually. Dividends are automatically reinvested in additional shares of the Funds.

TAX STATUS

Each Fund is treated as a separate entity for accounting and tax purposes, has elected or intends to elect to be treated, as a separate "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to continue to qualify for each taxable year. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, each Fund will not be subject to Federal income tax on taxable income (including net realized capital gains) which is distributed to shareholders in accordance with the timing requirements of the Code.

Qualification of a Fund for treatment as a regulated investment company under the Code requires, among other things, that (a) at least 90% of a Fund's annual gross income, without being offset for losses from the sale or other disposition of stock or securities or other transactions, be derived from interest, dividends, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) each Fund distributes to its shareholders for each taxable year (in compliance with certain timing requirements) as dividends at least 90% of the sum of its taxable and tax-exempt net investment income, the excess of net short-term capital gain over net long-term capital loss earned in each year and any other net income (except for the excess, if any, of net long-term capital gain over net short-term capital loss, which need not be distributed in order for the Fund to qualify as a regulated investment company but is taxed to the Fund if it is not distributed); and (c) each Fund diversifies its assets so that, at the close of each quarter of its taxable year, (i) at least 50% of the fair market value of its total (gross) assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to no more than 5% of the fair market value of the Fund's total assets and 10% of the outstanding voting securities of such issuer and (ii) no more than 25% of the fair market value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers controlled by the Fund and engaged in the same, similar, or related trades or businesses.

Each Fund also must, and intends to, comply with the diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts. These requirements, which are in addition to the diversification requirements imposed on a Fund by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts and, because Section 817(h) and those regulations treat the assets of the Fund as assets of the related separate account, the assets of a Fund that may be invested in securities of any one, two, three and four issuers. Specifically, the regulations provide that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of a Fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets is attributable to cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies. Failure by a Fund to both qualify as a regulated investment company and satisfy the Section 817(h) requirements would generally result in treatment of the variable contract holders other than as described in the applicable variable contract prospectuses, including possible current inclusion in ordinary income of income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service (the "I.R.S.") based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by a Fund to qualify as a regulated investment company would also subject the Fund to federal and state income taxation of all of its taxable income and gain, whether or not distributed to shareholders.

If a Fund acquires stock in certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), that Fund could be subject to Federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may ameliorate these adverse tax consequences, but any such election could require the applicable Fund to recognize taxable income or gain without the concurrent receipt of cash. Any Fund that is permitted to acquire stock in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain foreign currency futures and options, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to a Fund's investment in stock or securities, possibly including speculative currency positions or currency derivatives not used for hedging purposes, and could under future Treasury regulations produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its annual gross income. Income from investments in commodities, such as gold and certain related derivative instruments, is also not treated as qualifying income under this test. If the net foreign exchange loss for a year treated as ordinary loss under Section 988 were to exceed a Fund's investment company taxable income computed without regard to such loss but after considering the post-October loss regulations (i.e., all of the Fund's net income other than any excess of net long-term capital gain over net short-term capital loss) the resulting overall ordinary loss for such year would not be deductible by the Fund or its shareholders in future years.

A Fund may be subject to withholding and other taxes imposed by foreign countries with respect to its investments in foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases.

For Federal income tax purposes, each Fund is generally permitted to carry forward a net realized capital loss in any year to offset its own net realized capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net realized capital gains are offset by such losses, they would not result in Federal income tax liability to the applicable Fund and would not be distributed as such to shareholders. As of December 31, 2001, the following Funds had capital loss carryforwards:


--------------------------------------------------------------------------------
                           2006        2007           2008            2009
--------------------------------------------------------------------------------
Technology              $     0      $     0       $    14,000        $3,708,037
--------------------------------------------------------------------------------
Financial Industries          0            0           760,639                 0
--------------------------------------------------------------------------------
Relative Value                0            0                 0                 0
--------------------------------------------------------------------------------
Sovereign Investors     157,877       101,159        1,206,695         3,153,775
--------------------------------------------------------------------------------
Strategic Income          4,130       136,493        1,506,009         1,757,056
--------------------------------------------------------------------------------


Each Fund that invests in certain pay in-kind securities ("PIKs") (debt securities whose interest payments may be made either in cash or in-kind), zero coupon securities or certain increasing rate securities (and, in general, any other securities with original issue discount or with market discount if the Fund elects to include market discount in income currently) must accrue income on such investments prior to the receipt of the corresponding cash payments. However, each Fund must distribute, at least annually, all or substantially all of its net income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid Federal income tax. Therefore, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.


Investments in debt obligations that are at risk of or are in default present special tax issues for any Fund that may hold such obligations, such as Relative Value Fund, Sovereign Investors Fund, Strategic Income Fund, Technology Fund and Financial Industries Fund. Tax rules are not entirely clear about issues such as when the Funds may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by any Fund that may hold such obligations in order to reduce the risk of distributing insufficient income to preserve its status as a regulated investment company and seek to avoid becoming subject to Federal income tax.


Certain options, futures and forward foreign currency transactions undertaken by a Fund may cause such Fund to recognize gains or losses from marking to market even though its securities or other positions have not been sold or terminated and affect the character as long-term or short-term (or, in the case of certain currency forwards, options and futures, as ordinary income or loss) and timing of some capital gains and losses realized by the Fund. Also, certain of a Fund's losses on its transactions involving options, futures and forward foreign currency contracts and/or offsetting or successor portfolio positions may be deferred rather than being taken into account currently in calculating the Fund's taxable income or gains. These transactions may therefore affect the amount, timing and character of a Fund's distributions to shareholders. Certain of the applicable tax rules may be modified if the Fund is eligible and chooses to make one or more of certain tax elections that may be available. The Funds will take into account the special tax rules (including consideration of available elections) applicable to options, futures or forward contracts in order to minimize any potential adverse tax consequences.

The tax rules applicable to dollar rolls, currency swaps and interest rate swaps, caps, floors and collars may be unclear in some respects, and the Funds may be required to limit participation in such transactions in order to qualify as regulated investment companies. Additionally, the Fund may be required to recognize gain, but not loss, if a swap or other transaction is treated as a constructive sale of an appreciated financial position in the Fund's portfolio. The Fund may have to sell portfolio securities under disadvantageous circumstances to generate cash, or borrow cash, to satisfy these distribution requirements.

The foregoing discussion relates solely to U.S. Federal income tax law as applicable to the Funds and certain aspects of their distributions. The discussion does not address special tax rules applicable to insurance companies. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership or redemption of shares of, and receipt of distributions from, a Fund in their particular circumstances.

The Funds are not subject to Massachusetts corporate excise or franchise taxes. Provided that each Fund qualifies as a regulated investment company under the Code, it will also not be required to pay any Massachusetts income tax.

CALCULATION OF PERFORMANCE

For the 30-day period ended December 31, 2001, the annualized yield was:


Strategic Income Fund        6.45%


Yield. The yield of each Fund is computed by dividing net investment income per share determined for a 30-day period by the net asset value per share on the last day of the period and annualizing the result.

While this is the standard accounting method for calculating yield, it does not reflect the Fund's actual bookkeeping; as a result, the income reported or paid by the Fund may be different. The Fund's yield is computed according to the following standard formula:

                                                        6
                           Yield = 2 ( [ ( a - b ) + 1 ] - 1 )
                                          -------
                                            cd
Where:

          a =   dividends and interest earned during the period.
          b =   net expenses accrued during the period.
          c =   the average daily number of fund shares outstanding
                during the period that would be entitled to receive
                dividends.
          d =   the net asset value per share on the last day of the period.

If the Fund reports its annualized yield, it will also furnish information as to the average portfolio maturities of the Fund. It will also report any material effect of realized gains or losses or unrealized appreciation on dividends which have been excluded from the computation of yield.

Total Return. Each Fund's total return is computed by finding the average annual compounded rate of return over the indicated period that would equate the initial amount invested to the ending redeemable value according to the following formula


The average annual total return for each Fund for the 1 year period ended December 31, 2001, the 5 year period for Sovereign Investors Fund and Strategic Income Fund and since the commencement of operations for each Fund through December 31, 2001 is as follows:

                                                              Commencement of
                     1 year period ended  5 year period ended Operations to
Funds                 December 31, 2001    December 31, 2001  December 31, 2001*
-----                 -----------------    -----------------  ------------------
Technology Fund            -44.06%                --%              -41.33%
Financial Industries       -17.51%               2.02%               9.94%
Relative Value              -2.81%                --%               15.24%
Sovereign Investors         -5.56%               7.99%               9.06%
Strategic Income             4.58%               5.44%               6.32%


* Financial Industries Fund commenced operations on April 30, 1997. Relative Value Fund commenced operations on January 6, 1998. Technology Fund commenced operations on May 2, 2000. Each of the other funds commenced operations on August 29, 1996.

     n _____
T = \ /ERV/P - 1

         P =      a hypothetical initial payment of $1,000.
         T =      average annual total return.
         n =      number of years.
       ERV =      ending redeemable value of a hypothetical $1,000 investment made at the beginning of the indicated period.

This calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period. The "distribution rate" is determined by annualizing the result of dividing the declared dividends of a Fund during the period stated by the net asset value at the end of the period.

In addition to average annual total returns, a Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period.

From time to time, in reports and promotional literature, a Fund's yield and total return will be compared to indices of mutual funds and bank deposit vehicles such as Lipper Analytical Services, Inc.'s "Lipper--Fixed Income Fund Performance Analysis," a monthly publication which tracks net assets, total return, and yield on fixed income mutual funds in the United States. Ibottson and Associates, CDA Weisenberger and F.C. Towers are also used for comparison purposes, as well as the Russell and Wilshire Indices.

Performance rankings and ratings reported periodically in, and excerpts from, national financial publications such as MONEY MAGAZINE, FORBES, BUSINESS WEEK, THE WALL STREET JOURNAL, MICROPAL, INC., MORNINGSTAR, STANGER'S and BARRON'S, etc. will also be utilized. A Fund's promotional and sales literature may make reference to the Fund's "beta." Beta reflects the market-related risk of the Fund by showing how responsive the Fund is to the market.

The performance of a Fund is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of a Fund for any period in the future. The performance of a Fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions; purchases, sales and maturities of portfolio securities; sales and redemptions of shares of beneficial interest; and changes in operating expenses are all examples of items that can increase or decrease a Fund's performance.

BROKERAGE ALLOCATION

Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the Adviser, Sub-adviser (if applicable) pursuant to recommendations made by an investment committee of the Adviser, which consists of officers and directors of the Adviser and affiliates and Trustees who are interested persons of the Funds. Orders for purchases and sales of securities are placed in a manner which, in the opinion of the officers of the Adviser or Sub-adviser, will offer the best price and market for the execution of each such transaction. Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market makers reflect a "spread." Debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on these transactions.

In the U.S. Government securities market, securities are generally traded on a "net" basis with dealers acting as principal for their own account without a stated commission, although the price of the security usually includes a profit to the dealer. On occasion, certain money market instruments and agency securities may be purchased directly from the issuer, in which case no commissions or premiums are paid. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. Commissions on foreign transactions are generally higher than the negotiated commission rates available in the U.S. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the U.S.


Each Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed.


Purchases of securities for the Strategic Income Fund are normally principal transactions made directly from the issuer or from an underwriter or market maker for which no brokerage commissions are usually paid. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases and sales from dealers serving as market makers will usually include a mark up or mark down. Purchases and sales of exchange-traded options and futures will be effected through brokers who charge a commission for their services.

To the extent consistent with the foregoing, each Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information and to a lesser extent statistical assistance furnished to the Adviser or Sub-adviser (if applicable), and their value and expected contribution to the performance of the Fund.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, a Fund may pay to a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Trustees that such price is reasonable in light of the services provided and to such policies as the Trustees may adopt from time to time. During the fiscal year ended December 31, 2001, Relative Value, Sovereign Investors and Financial Industries paid no commissions to compensate brokers for research services, but Strategic Income and Technology paid commissions of $7,691 and $306, respectively.

Research services received from broker-dealers supplement the Adviser's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; and information concerning prices of securities. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communication of trade information and the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with the Adviser's personnel with respect to computerized systems and data furnished to the Adviser as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

The outside research assistance is useful to the Adviser since the broker-dealers used by the Adviser tend to follow a broader universe of securities and other matters than the Adviser's staff can follow. In addition, the research provides the Adviser with a diverse perspective on financial markets. Research services provided to the Adviser by broker-dealers are available for the benefit of all accounts managed or advised by the Adviser or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Adviser's clients, including the Fund. However, the Fund is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities. In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments.

The Adviser believes that the research services are beneficial in supplementing the Adviser's research and analysis and that they improve the quality of the Adviser's investment advice. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser. The advisory fee paid by the Fund is not reduced because the Adviser receives such services. However, to the extent that the Adviser would have purchased research services had they not been provided by broker-dealers, the expenses to the Adviser could be considered to have been reduced accordingly. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser, and conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser may result in research information and statistical assistance beneficial to the Fund. The Fund will make no commitment to allocate portfolio transactions upon any prescribed basis.

While the Adviser's officers, in connection with the Subadviser (if applicable), will be primarily responsible for the allocation of each Fund's brokerage business, the policies and practices of the Adviser in this regard must be consistent with the foregoing and will at all times be subject to review by the Trustees. For the fiscal years ended December 31, 1999, 2000 and 2001, the Funds paid the following negotiated brokerage commission:

--------------------------------------------------------------------------------
                          1999 Broker        2000 Broker          2001 Broker
Funds                     Commissions        Commissions          Commissions
--------------------------------------------------------------------------------
Financial Industries      $107,541             $16,755             $175,195
--------------------------------------------------------------------------------
Relative Value             113,466              49,360              115,065
--------------------------------------------------------------------------------
Sovereign Investors         38,021              49,746               74,926
--------------------------------------------------------------------------------
Strategic Income                12                 120                  498
--------------------------------------------------------------------------------
Technology                       0              10,693               21,527
--------------------------------------------------------------------------------

The Adviser may determine target levels of commission business with various brokers on behalf of its clients (including the Fund) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Fund and other mutual funds advised by the Adviser in particular, including sales of the Fund. In connection with (3) above, the Fund's trades may be executed directly by dealers that sell shares of the John Hancock funds or by other broker-dealers with which such dealers have clearing arrangements, consistent with obtaining best execution and the Conduct Rules of the National Association of Securities Dealers, Inc. The Adviser will not use a specific formula in connection with any of these considerations to determine the target levels.


The Adviser's indirect parent, the Life Company, is the indirect sole shareholder of Signator Investors, Inc., a broker dealer (until January 1, 1999, John Hancock Distributors, Inc.) ("Signator" or "Affiliated Broker"). Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, the Funds may execute portfolio transactions with or through Affiliated Brokers. During the fiscal years ending December 31, 1999, 2000 and 2001, the Funds did not execute any portfolio transactions with Affiliated Brokers.

Affiliated Brokers may act as broker for a Fund on exchange transactions, subject, however, to the general policy of the Funds set forth above and the procedures adopted by the Trustees pursuant to the Investment Company Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if a Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers except for accounts for which the Affiliated Broker acts as clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to a Fund as determined by a majority of the Trustees who are not interested persons (as defined in the Investment Company Act) of the Fund, the Adviser or the Affiliated Broker. Because the Adviser, which is affiliated with the Affiliated Broker, has, as an investment adviser to the Funds, the obligation to provide investment management services, which includes elements of research and related investment skills such research and related skills will not be used by the Affiliated Broker as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

Other investment advisory clients advised by the Adviser may also invest in the same securities as the Funds. When these clients buy or sell the same securities at substantially the same time, the Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser believes to be equitable to each client, including the Funds. Because of this, client accounts in a particular style may sometimes not sell or acquire securities as quickly or at the same prices as they might if each were managed and traded individually.

For purchases of equity securities, when a complete order is not filled, a partial allocation will be made to each account pro rata based on the order size. For high demand issues (for example, initial public offerings), shares will be allocated pro rata by account size as well as on the basis of account objective, account size ( a small account's allocation may be increased to provide it with a meaningful position), and the account's other holdings. In addition, an account's allocation may be increased if that account's portfolio manager was responsible for generating the investment idea or the portfolio manager intends to buy more shares in the secondary market. For fixed income accounts, generally securities will be allocated when appropriate among accounts based on account size, except if the accounts have different objectives or if an account is too small to get a meaningful allocation. For new issues, when a complete order is not filled, a partial allocation will be made to each account pro rata based on the order size. However, if a partial allocation is too small to be meaningful, it may be reallocated based on such factors as account objectives, strategies, duration benchmarks and credit and sector exposure. For example, value funds will likely not participate in initial public offerings as frequently as growth funds. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser or Sub-Adviser may aggregate securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain best execution.

SHAREHOLDER SERVICING AGENT

John Hancock Annuity Servicing Office, 529 Main Street, (X-4) Charlestown, MA 02129, a division of the Life Company, is the shareholder servicing agent for the Funds. Currently, the Funds pay no fee.

CUSTODY OF PORTFOLIO

Portfolio securities of the Funds are held pursuant to a custodian agreement between each Fund and The Bank of New York, One Wall Street, New York, New York 10286. Under the custodian agreement, The Bank of New York is performing custody, Foreign Custody Manager and fund accounting services.

INDEPENDENT AUDITORS


Ernst & Young LLP, 200 Clarendon Street Boston, Massachusetts 02116, is the independent auditor of the Trust. The financial statements of the Funds have been audited by Ernst & Young LLP for the periods indicated in their report thereon appearing elsewhere herein, and have been included in reliance on their report given on their authority as experts in accounting and auditing.

APPENDIX

Description of Bond Ratings

The ratings of Moody's Investors Service, Inc. and Standard & Poor's Ratings Group represent their opinions as to the quality of various debt instruments they undertake to rate. It should be emphasized that ratings are not absolute standards of quality. Consequently, debt instruments with the same maturity, coupon and rating may have different yields while debt instruments of the same maturity and coupon with different ratings may have the same yield.

MOODY'S INVESTORS SERVICE, INC.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment at some time in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack the characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represented obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues as rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

STANDARD & POOR'S RATINGS GROUP

AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B: Debt rated BB, and B is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CCC: Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC: The rating 'CC' is typically applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

C: The rating 'C' is typically applied to debt subordinated to senior debt which is assigned an active or implied 'CCC-' debt rating. The 'C' debt rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

FITCH INVESTORS SERVICE ("Fitch")

AAA, AA, A, BBB - Bonds rated AAA are considered to be investment grade and of the highest quality. The obligor has an extraordinary ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and high quality. The obligor's ability to pay interest and repay principal, while very strong, is somewhat less than for AAA rated securities or more subject to possible change over the term of the issue. Bonds rated A are considered to be investment grade and of good quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB are considered to be investment grade and of satisfactory quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to weaken this ability than bonds with higher ratings.

CORPORATE AND TAX-EXEMPT COMMERCIAL PAPER RATINGS

Moody's - Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Prime-1, indicates highest quality repayment capacity of rated issue and Prime-2 indicates higher quality.

S&P - Commercial Paper ratings are a current assessment of the likelihood of timely payment of debts having an original maturity of no more than 365 days. Issuers rated A have the greatest capacity for a timely payment and the designation 1,2 and 3 indicates the relative degree of safety. Issues rated "A-1=" are those with an "overwhelming degree of credit protection."

Fitch - Commercial Paper ratings reflect current appraisal of the degree of assurance of timely payment. F-1 issues are regarded as having the strongest degree of assurance for timely payment. (=) is used to designate the relative position of an issuer within the rating category. F-2 issues reflect an assurance of timely payment only slightly less in degree than the strongest issues. The symbol (LOC) may follow either category and indicates that a letter of credit issued by a commercial bank is attached to the commercial paper note.

Other Considerations - The ratings of S&P, Moody's, and Fitch represent their respective opinions of the quality of the municipal securities they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal securities with the same maturity, coupon and ratings may have different yields and municipal securities of the same maturity and coupon with different ratings may have the same yield.

FINANCIAL STATEMENTS

The financial statements listed below are included and incorporated by reference into Part B of the Registration Statement from the 2002 Annual Report to Shareholder's for the year ended December 31, 2001 (filed electronically on February 22, 2002, accession number 0000928816-02-000140, file no. 811-07437 and
33-64465).

John Hancock Declaration Trust

         Statement of Assets and Liabilities as of December 31, 2001. Statement of Operations for the year ended of December 31, 2001. Statement of Changes in Net Assets for each of the two years in the period ended December 31, 2001.
         Financial Highlights for each of the two years in the period ended
          December 31, 2001.
         Schedule of Investments as of December 31, 2001.
         Notes to Financial Statements.
         Report of Independent Auditors.

                           JOHN HANCOCK DECLARATION TRUST

                                     PART C.

OTHER INFORMATION

Item 23. Exhibits:

The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.

Item 24. Persons Controlled by or under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with Registrant.

Item 25. Indemnification.

Indemnification provisions relating to the Registrant's Trustees, officers, employees and agents is set forth in Article IV of the Registrant's Declaration of Trust included as Exhibit 1 herein.

Under Section 12 of the Distribution Agreement, John Hancock Funds, Inc. ("John Hancock Funds") has agreed to indemnify the Registrant and its Trustees, officers and controlling persons against claims arising out of certain acts and statements of John Hancock Funds.

Section 9(a) of the By-Laws of John Hancock Life Insurance Company ("the Insurance Company") provides, in effect, that the Insurance Company will, subject to limitations of law, indemnify each present and former director, officer and employee of the Insurance Company who serves as a Trustee or officer of the Registrant at the direction or request of the Insurance Company against litigation expenses and liabilities incurred while acting as such, except that such indemnification does not cover any expense or liability incurred or imposed in connection with any matter as to which such person shall be finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Insurance Company. In addition, no such person will be indemnified by the Insurance Company in respect of any final adjudication unless such settlement shall have been approved as in the best interests of the Insurance Company either by vote of the Board of Directors at a meeting composed of directors who have no interest in the outcome of such vote, or by vote of the policyholders. The Insurance Company may pay expenses incurred in defending an action or claim in advance of its final disposition, but only upon receipt of an undertaking by the person indemnified to repay such payment if he should be determined not to be entitled to indemnification.

Article V of the Limited Liability Company Agreement of John Hancock Advisers, LLC ("the Adviser") provide as follows:

"Section 5.06.  Indemnification and Exculpation."
                 -------------------------------

         (a) No Indemnitee, and no shareholder, director, officer, member, manager, partner, agent, representative, employee or Affiliate of an Indemnitee, shall have any liability to the Company or to any Member for any loss suffered by the Company (or the Corporation) which arises out of any action or inaction by such Indemnitee with respect to the Company (or the Corporation) if such Indemnitee so acted or omitted to act (i) in the good faith (A) belief that such course of conduct was in, or was not opposed to, the best interests of the Company (or the Corporation), or (B) reliance on the provisions of this Agreement, and (ii) such course of conduct did not constitute gross negligence or willful misconduct of such Indemnitee.

          (b) The Company shall, to the fullest extent permitted by applicable law, indemnify each person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he is or was, or has agreed to become, a Director or Officer, or is or was serving, or has agreed to serve, at the request of the Company (or previously at the request of the Corporation), as a director, officer, manager or trustee of, or in a similar capacity with, another corporation, partnership, limited liability company, joint venture, trust or other enterprise (including any employee benefit plan) (all such persons being referred to hereafter as an "Indemnitee"), or by reason of any action alleged to have been taken or omitted in such capacity, against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by or on behalf of an Indemnitee in connection with such action, suit or proceeding and any appeal therefrom.

         (c) As a condition precedent to his right to be indemnified, the Indemnitee must notify the Company in writing as soon as practicable of any action, suit, proceeding or investigation involving him for which indemnity hereunder will or could be sought. With respect to any action, suit, proceeding or investigation of which the Company is so notified, the Company will be entitled to participate therein at its own expense and/or to assume the defense thereof at its own expense, with legal counsel reasonably acceptable to the Indemnitee.

         (d) In the event that the Company does not assume the defense of any action, suit, proceeding or investigation of which the Company receives notice under this Section 5.06, the Company shall pay in advance of the final disposition of such matter any expenses (including attorneys' fees) incurred by an Indemnitee in defending a civil or criminal action, suit, proceeding or investigation or any appeal therefrom; provided, however, that the payment of such expenses incurred by an Indemnitee in advance of the final disposition of such matter shall be made only upon receipt of an undertaking by or on behalf of the Indemnitee to repay all amounts so advanced in the event that it shall ultimately be determined that the Indemnitee is not entitled to be indemnified by the Company as authorized in this Section 5.06, which undertaking shall be accepted without reference to the financial ability of the Indemnitee to make such repayment; and further provided that no such advancement of expenses shall be made if it is determined that (i) the Indemnitee did not act in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interests of the Company, or (ii) with respect to any criminal action or proceeding, the Indemnitee had reasonable cause to believe his conduct was unlawful.

         (e) The Company shall not indemnify an Indemnitee seeking indemnification in connection with a proceeding (or part thereof) initiated by such Indemnitee unless the initiation thereof was approved by the Board of Directors. In addition, the Company shall not indemnify an Indemnitee to the extent such Indemnitee is reimbursed from the proceeds of insurance, and in the event the Company makes any indemnification payments to an Indemnitee and such Indemnitee is subsequently reimbursed from the proceeds of insurance, such Indemnitee shall promptly refund such indemnification payments to the Company to the extent of such insurance reimbursement.

         (f) All determinations hereunder as to the entitlement of an Indemnitee to indemnification or advancement of expenses shall be made in each instance by
(a) a majority vote of the Directors consisting of persons who are not at that time parties to the action, suit or proceeding in question ("Disinterested Directors"), whether or not a quorum, (b) a majority vote of a quorum of the outstanding Common Shares, which quorum shall consist of Members who are not at that time parties to the action, suit or proceeding in question, (c) independent legal counsel (who may, to the extent permitted by law, be regular legal counsel to the Company), or (d) a court of competent jurisdiction.

         (g) The indemnification rights provided in this Section 5.06 (i) shall not be deemed exclusive of any other rights to which an Indemnitee may be entitled under any law, agreement or vote of Members or Disinterested Directors or otherwise, and (ii) shall inure to the benefit of the heirs, executors and administrators of the Indemnitees. The Company may, to the extent authorized from time to time by its Board of Directors, grant indemnification rights to other employees or agents of the Company or other persons serving the Company and such rights may be equivalent to, or greater or less than, those set forth in this Section 5.06. Any indemnification to be provided hereunder may be provided although the person to be indemnified is no longer a Director or Officer.

Item 26. Business and Other Connections of Investment Advisers.

For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and Directors of the Adviser, reference is made to Form ADV (801-8124) filed under the Investment Advisers Act of 1940, which is incorporated herein by reference.

Item 27. Principal Underwriters.

(a) John Hancock Funds acts as principal underwriter for the Registrant and also serves as principal underwriter or distributor of shares for John Hancock Cash Reserve, Inc., John Hancock Bond Trust, John Hancock Current Interest, John Hancock Series Trust, John Hancock Tax-Free Bond Trust, John Hancock California Tax-Free Income Fund, John Hancock Capital Series, John Hancock Bond Fund, John Hancock Tax-Exempt Series, John Hancock Strategic Series, John Hancock World Fund, John Hancock Investment Trust, John Hancock Institutional Series Trust, John Hancock Investment Trust II, John Hancock Equity Trust and John Hancock Investment Trust III.

(b) The following table lists, for each director and officer of John Hancock Funds, the information indicated.


          Name and Principal                Positions and Offices                 Positions and Offices
           Business Address                   with Underwriter                       with Registrant
           ----------------                   ----------------                       ---------------

Maureen R. Ford                            Director, Chairman and              Trustee, Chairman, President and
101 Huntington Avenue                      Chief Executive Officer                 Chief Executive Officer
Boston, Massachusetts

Robert H. Watts                              Director, Executive Vice                      None
John Hancock Place                        President and Chief Compliance
P.O. Box 111                                         Officer
Boston, Massachusetts

Robert A. Brown                          Senior Vice President, Chief              Senior Vice President
101 Huntington Avenue                    Financial Officer and Treasurer        and Chief Financial Officer
Boston, Massachusetts

Susan S. Newton                               Senior Vice President,             Senior Vice President,
101 Huntington Avenue                         Chief Legal Officer                Chief Legal Officer
Boston, Massachusetts                         and Secretary                      and Secretary

William H. King                              Vice President                       Vice President and
101 Huntington Avenue                       and Assistant Treasurer               Treasurer
Boston, Massachusetts

Jeffrey H. Long                             Vice President, Controller                   None
101 Huntington Avenue                       and Assistant Treasurer
Boston, Massachusetts

Thomas E. Moloney                                   Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Jeanne M. Livermore                                 Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

John M. DeCiccio                                    Director                             Trustee
John Hancock Place
P.O. Box 111
Boston, Massachusetts


                                       C-3



          Name and Principal                Positions and Offices                 Positions and Offices
           Business Address                   with Underwriter                       with Registrant
           ----------------                   ----------------                       ---------------

David D'Alessandro                                  Director                              None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Mark C. Lapman                                      Director                              None
53 State Street
Boston, Massachusetts

James V. Bowhers                                    President                             None
101 Huntington Avenue
Boston, Massachusetts

Keith F. Hartstein                            Executive Vice President                    None
101 Huntington Avenue
Boston, Massachusetts

Thomas H. Connors                                Vice President and                   Vice President and
101 Huntington Avenue                            Compliance Officer                   Compliance Officer
Boston, Massachusetts

Karen F. Walsh                                   Vice President                           None
101 Huntington Avenue
Boston, Massachusetts

Gary Cronin                                      Vice President                           None
101 Huntington Avenue
Boston, Massachusetts

Kristine McManus                                 Vice President                           None
101 Huntington Avenue
Boston, Massachusetts

         (c)      None.

Item 28. Location of Accounts and Records.

         The Registrant maintains the records required to be maintained by it under Rules 31a-1 (a), 31a-a(b), and 31a-2(a) under the Investment
         Company Act of 1940 at its principal executive offices at 101
         Huntington Avenue, Boston Massachusetts 02199-7603. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of Registrant's Transfer Agent and Custodian.

Item 29.  Management Services.

                Not applicable.

Item 30.  Undertakings.

                Not applicable



                                      C-4




                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 24th day of April, 2002.

                                           JOHN HANCOCK DECLARATION TRUST

                                     By:              *
                                           --------------------------
                                           Maureen R. Ford
                                           Chairman, President and Chief Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


     Signature                              Title                          Date
     ---------                              -----                          ----

         *                       Trustee, Chairman, President            April 24, 2002
-------------------------        and Chief Executive Officer
Maureen R. Ford

         *
-------------------------        Trustee, Vice Chairman, President and
Richard A. Brown                 Chief Financial Officer

/s/William H. King               Vice President and Treasurer
-------------------------        (Chief Accounting Officer)
William H. King

         *                       Trustee
-------------------------
Dennis S. Aronowitz

         *                       Trustee
-------------------------
Richard P. Chapman, Jr.

         *                       Trustee
-------------------------
William J. Cosgrove


                                       C-5



         *                       Trustee
-------------------------
John M. DeCiccio

         *                       Trustee
-------------------------
Richard A. Farrell

         *                       Trustee
-------------------------
Gail D. Fosler

         *                       Trustee
-------------------------
William F. Glavin

         *                       Trustee
-------------------------
John A. Moore

         *                       Trustee
-------------------------
Patti McGill Peterson

         *                       Trustee
-------------------------
John W. Pratt



By:      /s/Susan S. Newton                                          April 24, 2002
         ------------------
         Susan S. Newton,
         Attorney-in-Fact, under
         Powers of Attorney dated
         May 22, 2001 and
         September 12, 2001.



                                      C-6


                         John Hancock Declaration Trust

                                INDEX TO EXHIBITS

99.(a) Articles of Incorporation. Amended and Restated Declaration of Trust dated June 6, 2000.+

99.(a).1 Abolition of John Hancock V.A. Bond Fund, John Hancock V.A.
         Core Equity Fund, John Hancock V.A. Large Cap Growth Fund, John Hancock
         V.A Mid Cap Growth Fund, John Hancock V.A. Small Cap Growth Fund, John
         Hancock V.A. 500 Index Fund, John Hancock V.A. High Yield Bond Fund,
         John Hancock V.A. International Fund, John Hancock V.A. Money Market
         Fund and John Hancock V.A. Regional Bank Fund and Amendment of Section
         5.11 dated November 20, 2001.*****

99.(b)   By-Laws.  Amended and Restated By-Laws dated December 3, 1996.**

99.(c)   Instruments Defining Rights of Securities Holders.  See exhibits
         99.(a) and 99.(b).

99.(d)   Investment Advisory Contracts.  Investment Advisory Agreement between
         John Hancock V.A. International Fund, John Hancock V.A. Emerging Growth
         Fund, John Hancock V.A. Growth Fund, John Hancock V.A. Independence
         Equity Fund, John Hancock  V.A. Sovereign Investors Fund, John Hancock
         V.A. 500 Index Fund, John Hancock V.A. Bond Fund, John Hancock V.A.
         Strategic Income Fund and John Hancock V.A. Money Market Fund and John
         Hancock Advisers, Inc.*

99.(d).1 Investment Advisory Agreement between John Hancock V.A Financial
         Industries Fund dated May 1, 1997.***

99.(d).2 John Hancock Advisers International, Limited waived a part of its fees as of January 1, 2000.****



                                      C-7



99.(d).3 Instrument Terminating Sub-Investment Management Contract among the
         Registrant on behalf of John Hancock V.A. International, John Hancock
         Advisers, Inc. and John Hancock Advisers International, Limited.****

99.(d).4 Investment Advisory Agreement between John Hancock V.A. Technology Fund and John Hancock Advisers, Inc.****

99.(d).5 Sub-Investment Management Contract among between John Hancock V.A.
         Technology Fund on behalf of John Hancock Advisers, Inc. and American
         Fund Advisers, Inc.****

99.(e)   Underwriting Contracts.  Distribution Agreement between John Hancock
         Funds, Inc. and the Registrant dated July 22, 1996.**

99.(e).1 Amendment to Distribution Agreement between V.A. Financial Industries and John Hancock Funds, Inc. dated May 1, 1997.***

99.(f)   Bonus or Profit Sharing Contracts.  Not Applicable.

99.(g)   Custodian Agreements.  Custodian Agreements between John Hancock Mutual
         Funds and Bank of New York dated September 10, 2001.###

99.(h) Other Material Contracts. Amended and Restated Master Transfer Agency and Service Agreement between John Hancock funds and John Hancock
         Signature Services, Inc. dated July 22, 1996.****

99.(h).1 Accounting Services Agreement between John Hancock Advisers, Inc. and
         Registrant as of January 1, 1996.***

99.(h).2 Amendment Master Transfer Agency and Service Agreement establishing a new series of shares, V.A. Technology, and Registrant retaining the Transfer Agent.****

99.(i)   Legal Opinion.+

99.(j)   Other Opinions. Auditor's Consent.+

99.(k)   Omitted Financial Statements.  Not Applicable.

99.(l)   Initial Capital Agreements.  Not Applicable.



                                      C-8



99.(m)   Rule 12b-1 Plans.  Not Applicable

99.(n)   Rule 18f-3 Plan.  Not Applicable

99.(p)   Code of Ethics.  John Hancock Funds, Inc., Independence Investments
         Associates, Inc., Indocam International Investment Services and
         American Fund Advisors, Inc.****

99.(p).1 Code of Ethics and Conduct.

* Previously filed electronically with Registration Statement and/or pre-effective amendment no.1 file nos. 811-07437 and 33-64465 on August 7, 1996, accession number 0001010521-96-000139.

** Previously filed electronically with Registration Statement and/or post-effective amendment no. 3. file nos. 811-07437 and 33-64465 on February 14, 1997, accession number 0001010521-97-000212-.

*** Previously filed electronically with Registration Statement and/or post-effective amendment no. 9 file nos. 811-07437 and 33-64465 on February 23, 1999, accession number 0001010521-99-000137.

**** Previously filed electronically with Registration Statement and/or post-effective amendment no. 12 file nos. 811-07437 and 33-64465 on April 27, 2000, accession number 0001010521-00-000253.

***** Previously filed electronically with Registration Statement and/or post-effective amendment no. 15 file nos. 811-07437 and 33-64465 on February 19, 2002, accession number 0001010521-02-000106.

+        Filed herewith.


                                      C-9